Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	4,482	126,572
American Axle & Manufacturing Holdings, Inc. *	10,235	78,195
Aptiv PLC *	6,181	514,630
Autoliv, Inc.	2,505	319,563
BorgWarner, Inc.	10,362	369,509
Cooper-Standard Holdings, Inc. *	2,822	37,250
Dana, Inc.	11,067	155,602
Dorman Products, Inc. *	589	54,170
Ford Motor Co.	209,293	2,538,724
Fox Factory Holding Corp. *	503	23,450
General Motors Co.	113,734	5,116,893
Gentex Corp.	6,671	233,485
Gentherm, Inc. *	894	48,222
Goodyear Tire & Rubber Co. *	25,517	314,114
Harley-Davidson, Inc.	5,037	180,728
LCI Industries	823	90,431
Lear Corp.	3,594	450,508
Modine Manufacturing Co. *	1,010	101,929
Patrick Industries, Inc.	762	87,325
Phinia, Inc.	1,932	86,476
Standard Motor Products, Inc.	1,190	36,545
Stoneridge, Inc. *	1,419	22,520
Tesla, Inc. *	4,503	801,894
Thor Industries, Inc.	2,578	255,841
Visteon Corp. *	515	57,356
Winnebago Industries, Inc.	1,273	78,990
		12,180,922

Banks 7.8%
1st Source Corp.	390	20,054
Ameris Bancorp	1,126	56,244
Associated Banc-Corp.	5,044	108,042
Atlantic Union Bankshares Corp.	356	11,616
Axos Financial, Inc. *	882	47,513
BancFirst Corp.	233	20,073
Bancorp, Inc. *	100	3,359
Bank of America Corp.	240,936	9,635,031
Bank of Hawaii Corp.	1,125	64,957
Bank of NT Butterfield & Son Ltd.	1,442	49,129
Bank OZK	2,321	97,203
BankUnited, Inc.	4,408	126,466
Banner Corp.	978	45,800
Berkshire Hills Bancorp, Inc.	234	5,202
BOK Financial Corp.	641	58,087
Brookline Bancorp, Inc.	2,542	21,988
Cadence Bank	3,451	98,526
Capitol Federal Financial, Inc.	5,495	28,409
Cathay General Bancorp	1,851	68,191
Central Pacific Financial Corp.	1,196	24,255
Citigroup, Inc.	142,332	8,868,707
SECURITY	NUMBER OF SHARES	VALUE ($)
Citizens Financial Group, Inc.	19,332	682,226
City Holding Co.	237	24,226
Columbia Banking System, Inc.	4,741	91,406
Comerica, Inc.	7,862	402,849
Commerce Bancshares, Inc.	1,808	100,597
Community Financial System, Inc.	895	40,687
ConnectOne Bancorp, Inc.	847	15,788
Credicorp Ltd.	2,019	333,781
Cullen/Frost Bankers, Inc.	922	93,657
Customers Bancorp, Inc. *	713	32,299
CVB Financial Corp.	2,862	47,337
Eagle Bancorp, Inc.	1,408	25,386
East West Bancorp, Inc.	2,495	185,104
Eastern Bankshares, Inc.	2,225	30,482
Enterprise Financial Services Corp.	587	22,711
FB Financial Corp.	117	4,329
Fifth Third Bancorp	23,835	891,906
First BanCorp	3,181	56,399
First Bancorp/Southern Pines NC	523	16,501
First Busey Corp.	1,482	33,508
First Citizens BancShares, Inc., Class A	72	122,287
First Commonwealth Financial Corp.	2,013	27,196
First Financial Bancorp	2,408	53,698
First Financial Bankshares, Inc.	1,220	36,576
First Hawaiian, Inc.	4,532	92,136
First Horizon Corp.	13,134	208,043
First Interstate BancSystem, Inc., Class A	1,809	48,011
First Merchants Corp.	1,304	43,097
FNB Corp.	8,258	113,713
Fulton Financial Corp.	4,109	69,196
Glacier Bancorp, Inc.	1,851	69,190
Hancock Whitney Corp.	2,102	98,226
Hanmi Financial Corp.	1,032	16,264
Heartland Financial USA, Inc.	1,057	46,466
Heritage Financial Corp.	1,175	21,303
Hilltop Holdings, Inc.	1,846	56,469
Home BancShares, Inc.	785	18,463
HomeStreet, Inc.	2,833	25,865
Hope Bancorp, Inc.	5,219	54,956
Huntington Bancshares, Inc.	33,813	470,677
Independent Bank Corp.	673	34,182
Independent Bank Group, Inc.	764	35,175
International Bancshares Corp.	1,016	57,739
JPMorgan Chase & Co.	71,565	14,501,216
Kearny Financial Corp.	2,421	13,727
KeyCorp	45,096	648,029
Lakeland Financial Corp.	327	20,284
M&T Bank Corp.	4,450	674,620
Midland States Bancorp, Inc.	161	3,658
National Bank Holdings Corp., Class A	128	4,668
NBT Bancorp, Inc.	956	35,544
New York Community Bancorp, Inc.	17,026	56,016
Nicolet Bankshares, Inc.	50	4,026
Northwest Bancshares, Inc.	3,327	36,431
NU Holdings Ltd., Class A *	678	8,055
OceanFirst Financial Corp.	1,476	22,214

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
OFG Bancorp	956	35,525
Old National Bancorp	4,393	75,076
Pacific Premier Bancorp, Inc.	2,099	46,682
Park National Corp.	262	36,015
Pathward Financial, Inc.	570	30,387
Peoples Bancorp, Inc.	142	4,139
Pinnacle Financial Partners, Inc.	1,135	90,244
PNC Financial Services Group, Inc.	12,129	1,908,983
Popular, Inc.	2,720	242,107
Preferred Bank	60	4,483
Premier Financial Corp.	1,085	21,385
Prosperity Bancshares, Inc.	1,603	99,867
Provident Financial Services, Inc.	3,358	48,355
Regions Financial Corp.	24,933	482,454
S&T Bancorp, Inc.	883	28,177
Sandy Spring Bancorp, Inc.	1,551	36,355
Seacoast Banking Corp. of Florida	215	5,089
Simmons First National Corp., Class A	3,698	64,271
Southside Bancshares, Inc.	852	22,842
Synovus Financial Corp.	4,267	169,357
Texas Capital Bancshares, Inc. *	942	56,784
Tompkins Financial Corp.	341	15,996
Towne Bank	1,449	39,398
TriCo Bancshares	522	19,878
Truist Financial Corp.	39,832	1,503,658
Trustmark Corp.	1,912	55,735
U.S. Bancorp	50,787	2,059,413
UMB Financial Corp.	873	71,970
United Bankshares, Inc.	2,593	84,117
United Community Banks, Inc.	1,702	43,673
Valley National Bancorp	9,991	71,236
Veritex Holdings, Inc.	1,388	28,315
WaFd, Inc.	2,577	72,182
Washington Trust Bancorp, Inc.	680	17,850
Webster Financial Corp.	2,190	96,842
Wells Fargo & Co.	161,580	9,681,874
WesBanco, Inc.	1,708	47,141
Westamerica BanCorp	479	23,385
Western Alliance Bancorp	1,857	117,047
Wintrust Financial Corp.	1,037	102,259
WSFS Financial Corp.	922	40,623
Zions Bancorp NA	8,437	364,394
		58,503,010

Capital Goods 7.3%
3M Co.	22,578	2,260,961
A O Smith Corp.	2,307	192,957
AAON, Inc.	412	30,921
AAR Corp. *	1,036	73,546
Acuity Brands, Inc.	1,103	286,350
Advanced Drainage Systems, Inc.	453	78,591
AECOM	3,186	278,265
AerCap Holdings NV	2,858	264,965
AGCO Corp.	2,125	228,076
Air Lease Corp.	3,118	148,542
Alamo Group, Inc.	200	37,998
Albany International Corp., Class A	612	53,685
Allegion PLC	1,314	160,071
Allison Transmission Holdings, Inc.	3,870	293,385
Ameresco, Inc., Class A *	184	6,720
American Woodmark Corp. *	859	73,968
AMETEK, Inc.	1,951	330,851
API Group Corp. *	2,230	79,477
Apogee Enterprises, Inc.	1,099	71,402
Applied Industrial Technologies, Inc.	612	118,116
Arcosa, Inc.	1,036	91,075
Argan, Inc.	428	30,230
Armstrong World Industries, Inc.	976	113,021
SECURITY	NUMBER OF SHARES	VALUE ($)
Astec Industries, Inc.	1,086	35,284
Atkore, Inc.	586	89,160
AZEK Co., Inc. *	973	46,665
AZZ, Inc.	868	72,808
Barnes Group, Inc.	2,153	82,869
Beacon Roofing Supply, Inc. *	1,429	138,699
BlueLinx Holdings, Inc. *	139	14,302
Boeing Co. *	6,481	1,151,090
Boise Cascade Co.	1,826	250,692
Builders FirstSource, Inc. *	766	123,165
BWX Technologies, Inc.	1,262	116,268
Carlisle Cos., Inc.	909	380,226
Carrier Global Corp.	12,884	814,140
Caterpillar, Inc.	8,660	2,931,583
CNH Industrial NV	32,651	344,795
Columbus McKinnon Corp.	757	29,599
Comfort Systems USA, Inc.	376	123,080
Construction Partners, Inc., Class A *	565	32,889
Core & Main, Inc., Class A *	1,083	62,337
Crane Co.	710	105,847
CSW Industrials, Inc.	122	31,020
Cummins, Inc.	4,375	1,232,569
Curtiss-Wright Corp.	648	183,267
Deere & Co.	3,875	1,452,195
DNOW, Inc. *	6,334	92,413
Donaldson Co., Inc.	2,231	164,380
Douglas Dynamics, Inc.	722	17,949
Dover Corp.	2,453	450,910
Ducommun, Inc. *	370	21,527
DXP Enterprises, Inc. *	718	35,670
Dycom Industries, Inc. *	923	166,103
Eaton Corp. PLC	5,523	1,838,331
EMCOR Group, Inc.	1,143	444,238
Emerson Electric Co.	11,061	1,240,602
Encore Wire Corp.	482	139,168
Enerpac Tool Group Corp.	756	29,726
EnerSys	1,139	122,830
Enpro, Inc.	351	53,794
Esab Corp.	824	84,724
ESCO Technologies, Inc.	349	38,086
Fastenal Co.	6,752	445,497
Federal Signal Corp.	793	72,972
Flowserve Corp.	3,061	152,132
Fluor Corp. *	3,982	172,819
Fortive Corp.	3,099	230,690
Fortune Brands Innovations, Inc.	3,561	249,484
Franklin Electric Co., Inc.	703	69,934
FTAI Aviation Ltd.	1,233	103,967
Gates Industrial Corp. PLC *	3,929	68,443
GATX Corp.	890	122,784
GE Vernova, Inc. *	2,089	367,455
Generac Holdings, Inc. *	959	141,174
General Dynamics Corp.	5,714	1,712,886
General Electric Co.	8,383	1,384,369
Gibraltar Industries, Inc. *	639	48,219
Global Industrial Co.	81	2,803
GMS, Inc. *	1,241	116,604
Graco, Inc.	1,641	132,511
GrafTech International Ltd. *	35,495	58,567
Granite Construction, Inc.	1,747	108,821
Great Lakes Dredge & Dock Corp. *	3,034	27,761
Greenbrier Cos., Inc.	1,996	110,279
Griffon Corp.	888	59,976
H&E Equipment Services, Inc.	1,092	51,728
Hayward Holdings, Inc. *	610	8,839
HEICO Corp.	542	120,199
Helios Technologies, Inc.	171	8,564
Herc Holdings, Inc.	674	97,777
Hexcel Corp.	1,540	106,060

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hillenbrand, Inc.	1,690	78,568
Hillman Solutions Corp. *	3,699	33,994
Honeywell International, Inc.	12,076	2,441,646
Howmet Aerospace, Inc.	5,205	440,603
Hubbell, Inc.	626	243,445
Huntington Ingalls Industries, Inc.	1,226	310,301
Hyster-Yale Materials Handling, Inc.	61	4,428
IDEX Corp.	801	167,121
Illinois Tool Works, Inc.	4,219	1,024,162
Ingersoll Rand, Inc.	2,301	214,108
Insteel Industries, Inc.	205	6,738
ITT, Inc.	1,443	191,746
JELD-WEN Holding, Inc. *	6,163	95,588
John Bean Technologies Corp.	514	49,102
Johnson Controls International PLC	15,313	1,101,158
Kadant, Inc.	116	33,177
Kennametal, Inc.	3,425	88,194
Kratos Defense & Security Solutions, Inc. *	1,312	28,523
L3Harris Technologies, Inc.	4,996	1,123,251
Lennox International, Inc.	397	199,532
Leonardo DRS, Inc. *	318	7,489
Lincoln Electric Holdings, Inc.	717	140,790
Lindsay Corp.	186	21,357
Lockheed Martin Corp.	4,792	2,253,869
Manitowoc Co., Inc. *	2,366	29,409
Masco Corp.	5,299	370,506
MasTec, Inc. *	2,125	238,531
Masterbrand, Inc. *	1,530	25,566
McGrath RentCorp	396	43,156
MDU Resources Group, Inc.	6,688	168,805
Mercury Systems, Inc. *	894	27,669
Middleby Corp. *	895	115,374
Moog, Inc., Class A	675	114,365
MRC Global, Inc. *	4,294	57,067
MSC Industrial Direct Co., Inc., Class A	1,355	116,395
Mueller Industries, Inc.	3,139	184,918
Mueller Water Products, Inc., Class A	3,359	62,343
MYR Group, Inc. *	365	56,597
National Presto Industries, Inc.	253	18,843
Nordson Corp.	588	138,015
Northrop Grumman Corp.	2,934	1,322,559
nVent Electric PLC	2,518	204,915
Oshkosh Corp.	2,612	297,063
Otis Worldwide Corp.	3,731	370,115
Owens Corning	2,617	473,860
PACCAR, Inc.	9,790	1,052,425
Parker-Hannifin Corp.	1,489	791,433
Pentair PLC	2,961	240,966
Proto Labs, Inc. *	893	27,656
Quanex Building Products Corp.	1,251	41,233
Quanta Services, Inc.	1,833	505,798
RBC Bearings, Inc. *	161	47,540
Regal Rexnord Corp.	1,309	195,748
Resideo Technologies, Inc. *	6,999	151,178
REV Group, Inc.	2,025	55,505
Rockwell Automation, Inc.	1,415	364,405
RTX Corp.	22,131	2,385,943
Rush Enterprises, Inc., Class A	2,837	128,034
Sensata Technologies Holding PLC	4,511	186,395
Shyft Group, Inc.	1,896	24,022
Simpson Manufacturing Co., Inc.	530	87,938
SiteOne Landscape Supply, Inc. *	536	82,984
Snap-on, Inc.	1,120	305,603
Spirit AeroSystems Holdings, Inc., Class A *	4,379	132,771
SPX Technologies, Inc. *	403	56,186
Standex International Corp.	200	33,642
Stanley Black & Decker, Inc.	5,966	520,056
Sterling Infrastructure, Inc. *	397	48,779
Stratasys Ltd. *	1,439	12,462
SECURITY	NUMBER OF SHARES	VALUE ($)
Sunrun, Inc. *	344	4,974
Tennant Co.	384	39,421
Terex Corp.	1,896	113,134
Textron, Inc.	5,180	453,820
Thermon Group Holdings, Inc. *	134	4,524
Timken Co.	1,683	146,236
Titan International, Inc. *	398	3,291
Titan Machinery, Inc. *	1,106	20,815
Toro Co.	1,541	123,573
TPI Composites, Inc. *	5,358	29,362
Trane Technologies PLC	2,350	769,531
TransDigm Group, Inc.	444	596,394
Trex Co., Inc. *	905	78,264
Trinity Industries, Inc.	3,481	109,477
Tutor Perini Corp. *	8,995	198,430
UFP Industries, Inc.	1,961	234,300
United Rentals, Inc.	1,312	878,266
Valmont Industries, Inc.	417	104,834
Vertiv Holdings Co.	1,375	134,846
Wabash National Corp.	2,164	48,928
Watsco, Inc.	516	245,048
Watts Water Technologies, Inc., Class A	348	69,297
WESCO International, Inc.	1,346	241,594
Westinghouse Air Brake Technologies Corp.	2,616	442,706
WillScot Mobile Mini Holdings Corp. *	1,250	49,288
Woodward, Inc.	877	163,561
WW Grainger, Inc.	547	504,039
Xylem, Inc.	2,214	312,218
Zurn Elkay Water Solutions Corp.	925	28,962
		54,804,283

Commercial & Professional Services 1.4%
ABM Industries, Inc.	3,282	155,140
ACCO Brands Corp.	8,921	45,408
Alight, Inc., Class A *	1,850	14,337
Automatic Data Processing, Inc.	3,745	917,225
Barrett Business Services, Inc.	185	24,483
Booz Allen Hamilton Holding Corp., Class A	1,810	275,500
BrightView Holdings, Inc. *	4,170	57,588
Brink's Co.	911	94,052
Broadridge Financial Solutions, Inc.	1,208	242,530
CACI International, Inc., Class A *	515	218,607
Casella Waste Systems, Inc., Class A *	328	32,994
CBIZ, Inc. *	642	48,676
Cimpress PLC *	596	49,176
Cintas Corp.	811	549,834
Clarivate PLC *	4,119	23,478
Clean Harbors, Inc. *	656	142,083
Concentrix Corp.	1,344	82,428
Conduent, Inc. *	13,775	48,212
Copart, Inc. *	3,323	176,318
CoreCivic, Inc. *	8,374	134,403
CRA International, Inc.	161	28,331
CSG Systems International, Inc.	804	34,693
Dayforce, Inc. *	306	15,135
Deluxe Corp.	3,876	88,101
Dun & Bradstreet Holdings, Inc.	5,264	50,482
Ennis, Inc.	1,260	26,498
Enviri Corp. *	5,703	50,472
Equifax, Inc.	887	205,243
ExlService Holdings, Inc. *	1,696	50,643
Exponent, Inc.	385	36,621
FTI Consulting, Inc. *	556	119,429
Genpact Ltd.	4,258	140,769
GEO Group, Inc. *	10,616	154,357
Healthcare Services Group, Inc. *	5,638	60,778
Heidrick & Struggles International, Inc.	666	22,830
HNI Corp.	2,237	105,251

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Huron Consulting Group, Inc. *	255	22,519
ICF International, Inc.	335	47,821
Insperity, Inc.	507	48,023
Interface, Inc.	3,399	54,758
Jacobs Solutions, Inc.	2,693	375,243
KBR, Inc.	2,209	145,043
Kelly Services, Inc., Class A	4,942	107,439
Kforce, Inc.	723	44,689
Korn Ferry	1,673	110,318
Leidos Holdings, Inc.	3,759	552,761
ManpowerGroup, Inc.	5,049	376,756
Matthews International Corp., Class A	1,106	31,333
Maximus, Inc.	1,534	132,077
MillerKnoll, Inc.	3,663	101,026
MSA Safety, Inc.	305	54,900
NV5 Global, Inc. *	188	17,668
OPENLANE, Inc. *	4,526	78,073
Parsons Corp. *	593	45,157
Paychex, Inc.	3,212	385,954
Paycom Software, Inc.	197	28,628
Pitney Bowes, Inc.	15,231	82,552
Republic Services, Inc.	2,442	452,234
Resources Connection, Inc.	2,006	22,969
Robert Half, Inc.	3,458	222,107
Rollins, Inc.	1,507	68,855
Science Applications International Corp.	1,432	192,819
SS&C Technologies Holdings, Inc.	3,628	225,117
Steelcase, Inc., Class A	7,435	101,562
Stericycle, Inc. *	1,789	92,205
Tetra Tech, Inc.	591	123,809
TransUnion	2,037	146,501
TriNet Group, Inc.	567	58,951
TrueBlue, Inc. *	3,921	42,347
TTEC Holdings, Inc.	769	4,829
UniFirst Corp.	480	76,128
Veralto Corp.	1,362	134,266
Verisk Analytics, Inc.	1,086	274,519
Verra Mobility Corp. *	1,183	31,515
Vestis Corp.	3,574	44,032
VSE Corp.	47	3,847
Waste Management, Inc.	5,440	1,146,371
		10,829,826

Consumer Discretionary Distribution & Retail 4.5%
1-800-Flowers.com, Inc., Class A *	2,328	22,535
Aaron's Co., Inc.	4,310	36,549
Abercrombie & Fitch Co., Class A *	2,088	360,953
Academy Sports & Outdoors, Inc.	2,335	134,706
Advance Auto Parts, Inc.	4,605	325,297
Amazon.com, Inc. *	54,961	9,697,319
American Eagle Outfitters, Inc.	6,837	150,209
America's Car-Mart, Inc. *	247	14,887
Arko Corp.	2,780	16,680
Asbury Automotive Group, Inc. *	695	163,374
AutoNation, Inc. *	2,186	372,166
AutoZone, Inc. *	140	387,792
Bath & Body Works, Inc.	6,510	338,129
Best Buy Co., Inc.	13,866	1,176,114
Beyond, Inc. *	2,593	39,232
Big Lots, Inc. *(a)	28,229	98,237
Boot Barn Holdings, Inc. *	487	57,919
Buckle, Inc.	1,238	47,713
Burlington Stores, Inc. *	829	199,001
Caleres, Inc.	1,108	38,425
Camping World Holdings, Inc., Class A	1,020	20,502
CarMax, Inc. *	6,035	424,019
Children's Place, Inc. *	1,434	17,566
Citi Trends, Inc. *	1,120	27,362
SECURITY	NUMBER OF SHARES	VALUE ($)
ContextLogic, Inc., Class A *	5,724	31,253
Coupang, Inc., Class A *	1,222	27,788
Designer Brands, Inc., Class A	4,291	43,125
Dick's Sporting Goods, Inc.	1,667	379,476
Dillard's, Inc., Class A	163	72,918
eBay, Inc.	23,004	1,247,277
Etsy, Inc. *	1,045	66,326
Five Below, Inc. *	354	48,898
Floor & Decor Holdings, Inc., Class A *	672	78,530
Foot Locker, Inc.	8,782	243,525
GameStop Corp., Class A *(a)	6,742	156,010
Gap, Inc.	15,381	445,434
Genesco, Inc. *	1,481	42,208
Genuine Parts Co.	2,802	403,880
Group 1 Automotive, Inc.	936	291,077
Guess?, Inc.	1,785	41,537
Haverty Furniture Cos., Inc.	1,076	30,569
Hibbett, Inc.	1,002	86,753
Home Depot, Inc.	15,119	5,062,900
Kohl's Corp.	25,109	562,191
Leslie's, Inc. *	2,062	11,795
Lithia Motors, Inc.	1,269	321,235
LKQ Corp.	8,316	357,837
Lowe's Cos., Inc.	11,713	2,591,970
Macy's, Inc.	26,097	508,370
MarineMax, Inc. *	1,710	48,701
MercadoLibre, Inc. *	35	60,395
Monro, Inc.	1,359	32,140
Murphy USA, Inc.	666	292,207
National Vision Holdings, Inc. *	2,337	35,265
Nordstrom, Inc.	8,260	182,546
ODP Corp. *	3,486	136,512
Ollie's Bargain Outlet Holdings, Inc. *	1,005	82,842
OneWater Marine, Inc., Class A *	189	4,884
O'Reilly Automotive, Inc. *	650	626,119
Penske Automotive Group, Inc.	975	148,297
Petco Health & Wellness Co., Inc. *	7,022	27,105
PetMed Express, Inc.	2,442	10,403
Pool Corp.	402	146,147
Qurate Retail, Inc. *	404,614	287,923
RH *	247	67,167
Ross Stores, Inc.	3,801	531,228
Sally Beauty Holdings, Inc. *	7,786	94,833
Shoe Carnival, Inc.	1,066	40,241
Signet Jewelers Ltd.	1,297	142,009
Sleep Number Corp. *	4,372	66,105
Sonic Automotive, Inc., Class A	1,420	80,471
Sportsman's Warehouse Holdings, Inc. *	1,694	6,454
Stitch Fix, Inc., Class A *	7,632	18,851
TJX Cos., Inc.	14,413	1,485,980
Tractor Supply Co.	1,575	449,332
Ulta Beauty, Inc. *	501	197,940
Upbound Group, Inc.	2,362	77,521
Urban Outfitters, Inc. *	2,725	113,660
Valvoline, Inc. *	2,267	92,040
Victoria's Secret & Co. *	4,234	96,493
Vroom, Inc. *(a)	801	8,459
Wayfair, Inc., Class A *	611	36,348
Williams-Sonoma, Inc.	1,570	460,355
Zumiez, Inc. *	1,911	35,889
		33,542,430

Consumer Durables & Apparel 1.8%
Acushnet Holdings Corp.	717	47,250
Beazer Homes USA, Inc. *	1,441	41,386
Brunswick Corp.	2,384	196,751
Capri Holdings Ltd. *	4,128	142,622
Carter's, Inc.	1,920	131,328

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cavco Industries, Inc. *	179	63,939
Century Communities, Inc.	1,133	95,637
Columbia Sportswear Co.	1,198	102,573
Crocs, Inc. *	879	136,808
Deckers Outdoor Corp. *	260	284,419
DR Horton, Inc.	7,437	1,099,189
Ethan Allen Interiors, Inc.	1,027	29,896
Garmin Ltd.	2,389	391,438
G-III Apparel Group Ltd. *	3,690	110,921
GoPro, Inc., Class A *	5,649	8,586
Green Brick Partners, Inc. *	114	6,224
Hanesbrands, Inc. *	39,085	200,115
Hasbro, Inc.	3,831	229,017
Helen of Troy Ltd. *	815	87,107
Hovnanian Enterprises, Inc., Class A *	29	4,170
Installed Building Products, Inc.	274	58,044
iRobot Corp. *	2,117	20,344
KB Home	2,842	200,645
Kontoor Brands, Inc.	1,015	74,440
La-Z-Boy, Inc.	2,087	78,304
Leggett & Platt, Inc.	6,992	81,107
Lennar Corp., Class A	7,673	1,230,366
LGI Homes, Inc. *	702	67,392
Lululemon Athletica, Inc. *	657	204,977
M/I Homes, Inc. *	957	119,548
Malibu Boats, Inc., Class A *	200	7,692
Mattel, Inc. *	4,942	87,918
Meritage Homes Corp.	1,324	233,487
Mohawk Industries, Inc. *	3,633	442,972
Movado Group, Inc.	586	15,529
Newell Brands, Inc.	26,348	203,407
NIKE, Inc., Class B	15,277	1,452,079
NVR, Inc. *	62	476,205
Oxford Industries, Inc.	379	41,951
Peloton Interactive, Inc., Class A *	4,029	14,666
Polaris, Inc.	1,953	163,271
PulteGroup, Inc.	7,052	827,341
PVH Corp.	3,088	370,591
Ralph Lauren Corp.	1,249	233,413
SharkNinja, Inc.	1,243	95,239
Skechers USA, Inc., Class A *	2,706	193,262
Skyline Champion Corp. *	838	58,333
Smith & Wesson Brands, Inc.	3,374	56,582
Sonos, Inc. *	2,192	34,634
Steven Madden Ltd.	2,356	104,724
Sturm Ruger & Co., Inc.	834	37,063
Tapestry, Inc.	6,303	274,117
Taylor Morrison Home Corp. *	4,012	232,014
Tempur Sealy International, Inc.	2,898	148,841
Toll Brothers, Inc.	2,981	362,609
TopBuild Corp. *	368	153,806
Topgolf Callaway Brands Corp. *	2,888	45,197
Tri Pointe Homes, Inc. *	5,167	200,118
Tupperware Brands Corp. *(a)(b)	26,974	46,935
Under Armour, Inc., Class A *	12,655	90,989
VF Corp.	22,820	303,050
Vista Outdoor, Inc. *	1,969	68,679
Whirlpool Corp.	4,586	426,636
Wolverine World Wide, Inc.	6,838	93,134
Worthington Enterprises, Inc.	1,226	69,919
YETI Holdings, Inc. *	1,013	41,270
		13,252,216

Consumer Services 1.7%
ADT, Inc.	12,346	87,780
Adtalem Global Education, Inc. *	1,536	98,903
Airbnb, Inc., Class A *	347	50,291
Aramark	5,861	188,431
SECURITY	NUMBER OF SHARES	VALUE ($)
Arcos Dorados Holdings, Inc., Class A	2,426	23,435
BJ's Restaurants, Inc. *	773	27,086
Bloomin' Brands, Inc.	2,314	50,445
Booking Holdings, Inc.	388	1,465,224
Boyd Gaming Corp.	1,392	74,221
Bright Horizons Family Solutions, Inc. *	665	69,905
Brinker International, Inc. *	1,229	86,804
Caesars Entertainment, Inc. *	2,673	95,052
Carnival Corp. *	22,514	339,511
Carriage Services, Inc.	573	15,408
Cheesecake Factory, Inc.	983	37,826
Chegg, Inc. *	506	1,938
Chipotle Mexican Grill, Inc. *	98	306,693
Choice Hotels International, Inc. (a)	268	30,335
Churchill Downs, Inc.	647	83,787
Cracker Barrel Old Country Store, Inc.	1,186	57,853
Darden Restaurants, Inc.	2,001	300,930
Dave & Buster's Entertainment, Inc. *	905	46,236
Denny's Corp. *	2,365	17,265
Dine Brands Global, Inc.	430	16,964
Domino's Pizza, Inc.	698	354,989
DoorDash, Inc., Class A *	576	63,423
Everi Holdings, Inc. *	1,747	12,631
Expedia Group, Inc. *	1,456	164,324
Frontdoor, Inc. *	1,017	35,971
Golden Entertainment, Inc.	130	3,935
Graham Holdings Co., Class B	154	115,874
Grand Canyon Education, Inc. *	851	121,233
H&R Block, Inc.	3,250	161,330
Hilton Grand Vacations, Inc. *	1,292	53,398
Hilton Worldwide Holdings, Inc.	2,018	404,811
Hyatt Hotels Corp., Class A	580	85,533
International Game Technology PLC	2,744	54,167
Jack in the Box, Inc.	981	54,308
Krispy Kreme, Inc.	211	2,207
Las Vegas Sands Corp.	5,499	247,620
Laureate Education, Inc.	5,165	80,884
Light & Wonder, Inc. *	1,162	110,948
Marriott International, Inc., Class A	2,541	587,403
Marriott Vacations Worldwide Corp.	1,242	112,115
McDonald's Corp.	8,323	2,154,742
MGM Resorts International *	10,054	403,869
Papa John's International, Inc.	322	14,960
Penn Entertainment, Inc. *	5,886	103,005
Perdoceo Education Corp.	2,305	51,863
Planet Fitness, Inc., Class A *	790	50,276
Red Rock Resorts, Inc., Class A	869	44,536
Royal Caribbean Cruises Ltd. *	1,577	232,891
Sabre Corp. *	11,706	36,640
Service Corp. International	2,362	169,261
Six Flags Entertainment Corp. *	3,148	80,117
Starbucks Corp.	18,199	1,459,924
Strategic Education, Inc.	546	61,927
Stride, Inc. *	822	56,439
Texas Roadhouse, Inc.	899	155,230
Travel & Leisure Co.	3,243	142,497
United Parks & Resorts, Inc. *	619	32,368
Vail Resorts, Inc.	538	101,531
Wendy's Co.	3,830	66,834
Wingstop, Inc.	85	31,335
Wyndham Hotels & Resorts, Inc.	1,212	85,761
Wynn Resorts Ltd.	1,151	109,207
Yum! Brands, Inc.	4,401	604,829
		12,649,469

Consumer Staples Distribution & Retail 3.3%
Albertsons Cos., Inc., Class A	4,267	88,071
Andersons, Inc.	1,986	103,947

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BJ's Wholesale Club Holdings, Inc. *	1,912	168,390
Casey's General Stores, Inc.	1,041	345,383
Chefs' Warehouse, Inc. *	763	30,077
Costco Wholesale Corp.	6,040	4,891,736
Dollar General Corp.	6,763	925,922
Dollar Tree, Inc. *	4,387	517,447
Grocery Outlet Holding Corp. *	1,956	43,012
Ingles Markets, Inc., Class A	1,224	89,523
Kroger Co.	39,242	2,055,103
Performance Food Group Co. *	4,833	336,377
PriceSmart, Inc.	1,088	91,555
SpartanNash Co.	6,661	130,889
Sprouts Farmers Market, Inc. *	3,667	289,620
Sysco Corp.	9,761	710,796
Target Corp.	18,664	2,914,570
U.S. Foods Holding Corp. *	8,869	468,549
United Natural Foods, Inc. *	10,355	124,364
Walgreens Boots Alliance, Inc.	98,499	1,597,654
Walmart, Inc.	137,696	9,054,889
Weis Markets, Inc.	1,296	84,953
		25,062,827

Energy 7.0%
Antero Midstream Corp.	3,421	50,118
Antero Resources Corp. *	5,981	213,103
APA Corp.	9,139	279,014
Archrock, Inc.	3,963	80,211
Baker Hughes Co.	31,344	1,049,397
Berry Corp.	4,503	31,386
Bristow Group, Inc. *	164	5,889
Cactus, Inc., Class A	485	24,905
California Resources Corp.	1,659	78,554
ChampionX Corp.	1,810	59,042
Cheniere Energy, Inc.	1,880	296,645
Chesapeake Energy Corp.	968	88,020
Chevron Corp.	53,834	8,737,258
Chord Energy Corp.	310	57,477
Civitas Resources, Inc.	638	46,931
CNX Resources Corp. *	5,980	157,274
Comstock Resources, Inc.	2,322	27,191
ConocoPhillips	27,411	3,192,833
CONSOL Energy, Inc. *	723	74,953
Core Laboratories, Inc.	1,194	22,376
Crescent Energy Co., Class A	568	7,157
CVR Energy, Inc.	1,294	36,051
Delek U.S. Holdings, Inc.	4,519	115,054
Devon Energy Corp.	13,083	642,114
DHT Holdings, Inc.	4,298	52,006
Diamond Offshore Drilling, Inc. *	1,439	21,844
Diamondback Energy, Inc.	1,723	343,325
Dorian LPG Ltd.	751	38,008
Dril-Quip, Inc. *	1,056	20,423
DT Midstream, Inc.	1,388	93,107
EOG Resources, Inc.	11,617	1,446,897
EQT Corp.	3,256	133,789
Equitrans Midstream Corp.	14,066	200,863
Expro Group Holdings NV *	338	7,419
Exxon Mobil Corp.	122,697	14,387,450
Golar LNG Ltd.	1,345	35,360
Green Plains, Inc. *	1,932	33,172
Halliburton Co.	15,010	550,867
Helix Energy Solutions Group, Inc. *	4,197	48,308
Helmerich & Payne, Inc.	3,369	128,224
Hess Corp.	2,262	348,574
HF Sinclair Corp.	7,047	389,206
International Seaways, Inc.	383	24,673
Kinder Morgan, Inc.	66,153	1,289,322
Kosmos Energy Ltd. *	9,003	54,918
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Energy, Inc.	3,628	89,575
Magnolia Oil & Gas Corp., Class A	1,650	42,818
Marathon Oil Corp.	20,600	596,576
Marathon Petroleum Corp.	17,929	3,166,441
Matador Resources Co.	1,389	88,132
Murphy Oil Corp.	4,060	173,727
Nabors Industries Ltd. *	695	51,958
Newpark Resources, Inc. *	520	4,410
Noble Corp. PLC	156	7,248
Northern Oil & Gas, Inc.	271	11,092
NOV, Inc.	9,921	186,713
Occidental Petroleum Corp.	15,186	949,125
Oceaneering International, Inc. *	1,832	43,382
Oil States International, Inc. *	2,637	11,787
ONEOK, Inc.	10,174	824,094
Ovintiv, Inc.	7,735	399,668
Par Pacific Holdings, Inc. *	833	22,608
Patterson-UTI Energy, Inc.	9,609	105,891
PBF Energy, Inc., Class A	5,207	241,240
Peabody Energy Corp.	6,279	155,594
Permian Resources Corp.	2,035	33,354
Phillips 66	20,761	2,950,346
ProPetro Holding Corp. *	5,426	51,981
Range Resources Corp.	1,831	67,582
REX American Resources Corp. *	106	5,299
RPC, Inc.	3,123	21,330
Schlumberger NV	19,606	899,719
Scorpio Tankers, Inc.	648	53,181
Select Water Solutions, Inc.	2,540	27,762
SFL Corp. Ltd.	4,565	65,325
SilverBow Resources, Inc. *	197	7,722
SM Energy Co.	3,158	159,258
Southwestern Energy Co. *	26,459	199,236
Talos Energy, Inc. *	3,436	41,266
Targa Resources Corp.	3,064	362,257
TechnipFMC PLC	6,698	175,421
Teekay Corp. *	753	7,372
Teekay Tankers Ltd., Class A	487	35,468
Texas Pacific Land Corp.	76	46,688
Transocean Ltd. *	11,511	71,368
Tsakos Energy Navigation Ltd.	1,032	32,198
U.S. Silica Holdings, Inc. *	651	10,084
Valaris Ltd. *	285	22,059
Valero Energy Corp.	20,158	3,167,628
Viper Energy, Inc.	157	6,038
Vital Energy, Inc. *	221	10,796
Vitesse Energy, Inc.	258	6,584
W&T Offshore, Inc.	1,622	3,617
Weatherford International PLC *	325	39,111
Williams Cos., Inc.	23,806	988,187
World Kinect Corp.	23,808	627,103
		52,388,127

Equity Real Estate Investment Trusts (REITs) 2.1%
Acadia Realty Trust	2,167	37,359
Agree Realty Corp.	531	32,264
Alexander & Baldwin, Inc.	2,901	48,737
Alexandria Real Estate Equities, Inc.	1,844	219,436
American Assets Trust, Inc.	1,329	28,906
American Homes 4 Rent, Class A	2,601	93,740
American Tower Corp.	4,224	826,806
Americold Realty Trust, Inc.	3,584	95,585
Apartment Income REIT Corp.	2,928	113,460
Apple Hospitality REIT, Inc.	5,969	86,192
AvalonBay Communities, Inc.	1,749	336,997
Boston Properties, Inc.	5,012	304,078
Brandywine Realty Trust	16,228	74,811
Brixmor Property Group, Inc.	6,440	144,964

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Broadstone Net Lease, Inc.	1,775	27,246
Camden Property Trust	1,343	137,859
CareTrust REIT, Inc.	197	5,037
CBL & Associates Properties, Inc.	1,336	29,526
Centerspace	320	21,843
Chatham Lodging Trust	2,394	20,253
COPT Defense Properties	2,692	66,412
Cousins Properties, Inc.	3,768	87,154
Crown Castle, Inc.	6,335	649,337
CubeSmart	2,102	88,936
DiamondRock Hospitality Co.	7,906	66,964
Digital Realty Trust, Inc.	3,671	533,543
Diversified Healthcare Trust (b)	49,034	119,153
Douglas Emmett, Inc.	6,982	97,399
Easterly Government Properties, Inc.	2,333	27,623
EastGroup Properties, Inc.	264	43,607
Elme Communities	2,278	35,104
Empire State Realty Trust, Inc., Class A	5,360	51,081
EPR Properties	1,726	70,835
Equinix, Inc.	662	505,093
Equity LifeStyle Properties, Inc.	1,641	103,006
Equity Residential	5,558	361,437
Essential Properties Realty Trust, Inc.	875	23,432
Essex Property Trust, Inc.	836	217,184
Extra Space Storage, Inc.	1,638	237,133
Federal Realty Investment Trust	1,210	122,149
First Industrial Realty Trust, Inc.	1,152	54,282
Four Corners Property Trust, Inc.	975	23,800
Gaming & Leisure Properties, Inc.	2,916	130,928
Getty Realty Corp.	519	14,330
Global Net Lease, Inc.	6,132	45,867
Healthcare Realty Trust, Inc.	5,759	93,469
Healthpeak Properties, Inc.	13,313	264,929
Highwoods Properties, Inc.	4,234	109,957
Host Hotels & Resorts, Inc.	16,254	291,597
Hudson Pacific Properties, Inc.	13,758	67,552
Independence Realty Trust, Inc.	1,875	31,312
Industrial Logistics Properties Trust	9,558	36,034
Innovative Industrial Properties, Inc.	36	3,880
InvenTrust Properties Corp.	282	6,985
Invitation Homes, Inc.	5,609	195,137
Iron Mountain, Inc.	4,882	393,929
JBG SMITH Properties	4,306	62,006
Kilroy Realty Corp.	3,083	103,373
Kimco Realty Corp.	9,649	186,805
Kite Realty Group Trust	2,133	46,755
Lamar Advertising Co., Class A	1,392	164,409
LTC Properties, Inc.	705	24,252
LXP Industrial Trust	5,018	42,653
Macerich Co.	9,333	141,115
Medical Properties Trust, Inc. (a)	25,991	139,312
Mid-America Apartment Communities, Inc.	1,576	210,727
National Health Investors, Inc.	726	47,974
National Storage Affiliates Trust	896	32,776
NNN REIT, Inc.	2,183	91,184
Office Properties Income Trust	10,683	24,464
Omega Healthcare Investors, Inc.	3,936	127,251
Outfront Media, Inc.	5,314	76,787
Paramount Group, Inc.	15,017	68,327
Park Hotels & Resorts, Inc.	12,780	202,691
Peakstone Realty Trust	562	6,969
Pebblebrook Hotel Trust	3,176	44,940
Phillips Edison & Co., Inc.	1,593	50,880
Piedmont Office Realty Trust, Inc., Class A	10,896	79,432
PotlatchDeltic Corp.	1,998	85,375
Prologis, Inc.	4,164	460,080
Public Storage	1,219	333,799
Rayonier, Inc.	2,391	71,778
Realty Income Corp.	4,918	260,949
SECURITY	NUMBER OF SHARES	VALUE ($)
Regency Centers Corp.	2,449	150,369
Retail Opportunity Investments Corp.	2,744	34,355
Rexford Industrial Realty, Inc.	815	36,968
RLJ Lodging Trust	7,021	70,070
Ryman Hospitality Properties, Inc.	492	51,694
Sabra Health Care REIT, Inc.	6,122	89,259
SBA Communications Corp.	579	113,878
Service Properties Trust	16,570	89,147
Simon Property Group, Inc.	5,027	760,635
SITE Centers Corp.	4,628	66,736
SL Green Realty Corp.	4,247	224,964
STAG Industrial, Inc.	1,677	58,796
Sun Communities, Inc.	1,264	149,139
Sunstone Hotel Investors, Inc.	5,991	61,587
Tanger, Inc.	1,920	53,280
Terreno Realty Corp.	435	24,612
UDR, Inc.	3,871	149,498
Uniti Group, Inc.	19,997	63,190
Urban Edge Properties	2,706	47,977
Ventas, Inc.	10,080	506,621
Veris Residential, Inc.	1,764	26,972
VICI Properties, Inc.	4,580	131,492
Vornado Realty Trust	9,786	239,953
Welltower, Inc.	6,362	659,548
Weyerhaeuser Co.	19,856	596,276
WP Carey, Inc.	2,390	134,796
Xenia Hotels & Resorts, Inc.	4,334	62,800
		15,797,344

Financial Services 8.3%
Affiliated Managers Group, Inc.	1,500	243,900
AGNC Investment Corp. (a)	13,473	129,206
Ally Financial, Inc.	23,326	909,014
A-Mark Precious Metals, Inc.	2,070	78,536
American Express Co.	11,314	2,715,360
Ameriprise Financial, Inc.	2,112	922,120
Annaly Capital Management, Inc.	9,631	189,731
Apollo Commercial Real Estate Finance, Inc.	4,925	49,743
Apollo Global Management, Inc.	2,614	303,642
Arbor Realty Trust, Inc. (a)	3,265	44,665
ARES Management Corp., Class A	510	71,487
Artisan Partners Asset Management, Inc., Class A	1,802	79,342
B Riley Financial, Inc. (a)	1,315	31,507
Bank of New York Mellon Corp.	28,620	1,706,038
Berkshire Hathaway, Inc., Class B *	37,517	15,547,045
BGC Group, Inc., Class A	7,770	67,366
BlackRock, Inc.	2,120	1,636,704
Blackstone Mortgage Trust, Inc., Class A	3,974	69,307
Blackstone, Inc.	5,682	684,681
Block, Inc. *	1,728	110,730
Bread Financial Holdings, Inc.	8,258	344,854
Brightsphere Investment Group, Inc.	2,695	59,748
BrightSpire Capital, Inc.	3,220	19,481
Cannae Holdings, Inc. *	1,476	26,834
Capital One Financial Corp.	21,023	2,893,396
Carlyle Group, Inc.	4,649	199,721
Cboe Global Markets, Inc.	757	130,953
Charles Schwab Corp. (c)	12,199	893,943
Chimera Investment Corp.	7,066	84,085
Claros Mortgage Trust, Inc.	695	5,484
CME Group, Inc.	2,645	536,882
Cohen & Steers, Inc.	478	33,599
Coinbase Global, Inc., Class A *	1,229	277,656
Compass Diversified Holdings	2,655	60,428
Corebridge Financial, Inc.	5,906	172,278
Corpay, Inc. *	1,206	322,810
Credit Acceptance Corp. *	196	96,203

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Diamond Hill Investment Group, Inc.	122	18,305
Discover Financial Services	12,220	1,498,905
Donnelley Financial Solutions, Inc. *	521	31,760
Encore Capital Group, Inc. *	1,335	59,060
Enova International, Inc. *	1,210	74,597
Equitable Holdings, Inc.	8,686	360,382
Essent Group Ltd.	1,688	95,710
Euronet Worldwide, Inc. *	955	111,334
Evercore, Inc., Class A	1,272	258,140
EVERTEC, Inc.	944	33,012
FactSet Research Systems, Inc.	234	94,597
Federal Agricultural Mortgage Corp., Class C	20	3,493
Fidelity National Information Services, Inc.	12,758	968,077
FirstCash Holdings, Inc.	786	92,685
Fiserv, Inc. *	4,549	681,258
Franklin BSP Realty Trust, Inc.	611	7,784
Franklin Resources, Inc.	13,695	323,202
Global Payments, Inc.	4,637	472,278
Goldman Sachs Group, Inc.	8,997	4,107,310
Granite Point Mortgage Trust, Inc.	3,471	10,934
Green Dot Corp., Class A *	2,731	27,064
Hamilton Lane, Inc., Class A	38	4,769
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	622	20,706
Houlihan Lokey, Inc.	641	86,759
Interactive Brokers Group, Inc., Class A	360	45,259
Intercontinental Exchange, Inc.	5,863	785,056
Invesco Ltd.	18,454	289,912
Jack Henry & Associates, Inc.	939	154,635
Jackson Financial, Inc., Class A	3,281	249,389
Janus Henderson Group PLC	5,648	189,208
Jefferies Financial Group, Inc.	7,199	334,898
KKR & Co., Inc.	7,317	752,480
KKR Real Estate Finance Trust, Inc.	2,182	20,642
Ladder Capital Corp.	3,509	39,231
Lazard, Inc., Class A	3,931	158,144
LPL Financial Holdings, Inc.	916	262,168
MarketAxess Holdings, Inc.	254	50,528
Mastercard, Inc., Class A	4,169	1,863,835
MFA Financial, Inc.	5,323	56,956
MGIC Investment Corp.	7,645	160,545
Moelis & Co., Class A	1,523	86,217
Moody's Corp.	1,172	465,272
Morgan Stanley	25,820	2,526,229
Morningstar, Inc.	190	54,768
Mr Cooper Group, Inc. *	1,310	109,254
MSCI, Inc.	336	166,380
Nasdaq, Inc.	3,153	186,122
Navient Corp.	9,969	150,233
Nelnet, Inc., Class A	337	34,933
New York Mortgage Trust, Inc.	4,373	26,019
NMI Holdings, Inc., Class A *	1,071	35,536
Northern Trust Corp.	5,704	480,505
OneMain Holdings, Inc.	8,250	405,240
Pagseguro Digital Ltd., Class A *	4,127	50,556
PayPal Holdings, Inc. *	18,608	1,172,118
PennyMac Financial Services, Inc.	963	87,296
PennyMac Mortgage Investment Trust	3,716	50,835
Piper Sandler Cos.	336	71,158
PJT Partners, Inc., Class A	244	26,027
PRA Group, Inc. *	2,115	45,642
PROG Holdings, Inc.	3,355	126,785
Radian Group, Inc.	4,347	135,800
Raymond James Financial, Inc.	2,484	304,911
Ready Capital Corp.	925	7,678
Redwood Trust, Inc.	5,016	31,801
Rithm Capital Corp.	17,126	191,982
Rocket Cos., Inc., Class A *	567	7,881
SECURITY	NUMBER OF SHARES	VALUE ($)
S&P Global, Inc.	1,942	830,224
SEI Investments Co.	2,501	169,343
SLM Corp.	13,037	279,774
Starwood Property Trust, Inc.	7,653	148,774
State Street Corp.	8,342	630,572
StepStone Group, Inc., Class A	614	26,365
Stifel Financial Corp.	1,617	130,896
StoneCo Ltd., Class A *	2,685	37,160
StoneX Group, Inc. *	68	5,105
Synchrony Financial	45,074	1,974,241
T Rowe Price Group, Inc.	7,798	918,838
Toast, Inc., Class A *	269	6,518
TPG RE Finance Trust, Inc.	4,230	36,293
TPG, Inc.	1,638	68,665
Tradeweb Markets, Inc., Class A	425	46,329
Two Harbors Investment Corp.	2,945	37,843
Victory Capital Holdings, Inc., Class A	88	4,579
Virtu Financial, Inc., Class A	3,814	83,908
Visa, Inc., Class A	8,835	2,407,184
Voya Financial, Inc.	2,693	204,183
Walker & Dunlop, Inc.	848	81,400
Western Union Co.	22,639	289,779
WEX, Inc. *	374	70,058
World Acceptance Corp. *	269	34,564
XP, Inc., Class A	1,948	36,993
		62,200,252

Food, Beverage & Tobacco 3.2%
Adecoagro SA	4,425	43,542
Altria Group, Inc.	53,279	2,464,154
Archer-Daniels-Midland Co.	25,070	1,565,371
B&G Foods, Inc.	6,408	61,132
Boston Beer Co., Inc., Class A *	157	49,246
Brown-Forman Corp., Class B	1,738	79,705
Bunge Global SA	7,184	772,927
Calavo Growers, Inc.	1,176	31,717
Cal-Maine Foods, Inc.	1,152	71,044
Campbell Soup Co.	5,071	225,051
Coca-Cola Co.	43,402	2,731,288
Coca-Cola Consolidated, Inc.	62	60,824
Coca-Cola Europacific Partners PLC	3,881	286,069
Conagra Brands, Inc.	14,820	442,822
Constellation Brands, Inc., Class A	2,124	531,489
Darling Ingredients, Inc. *	3,494	141,158
Dole PLC	6,270	77,560
Flowers Foods, Inc.	5,793	134,513
Fresh Del Monte Produce, Inc.	3,476	81,199
General Mills, Inc.	12,491	858,756
Hain Celestial Group, Inc. *	7,400	56,684
Hershey Co.	1,454	287,645
Hormel Foods Corp.	7,521	233,001
Ingredion, Inc.	2,480	291,598
J & J Snack Foods Corp.	285	46,372
J M Smucker Co.	3,474	387,837
John B Sanfilippo & Son, Inc.	309	31,156
Kellanova	6,333	382,133
Keurig Dr Pepper, Inc.	15,541	532,279
Kraft Heinz Co.	21,449	758,651
Lamb Weston Holdings, Inc.	1,315	116,101
Lancaster Colony Corp.	319	59,175
McCormick & Co., Inc. - Non Voting Shares	3,226	232,982
MGP Ingredients, Inc.	54	4,191
Mission Produce, Inc. *	1,937	22,953
Molson Coors Beverage Co., Class B	6,025	330,230
Mondelez International, Inc., Class A	21,767	1,491,693
Monster Beverage Corp. *	5,404	280,576
National Beverage Corp. *	416	19,219
Nomad Foods Ltd.	5,066	88,959

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PepsiCo, Inc.	18,224	3,150,930
Philip Morris International, Inc.	29,659	3,006,829
Pilgrim's Pride Corp. *	1,966	70,638
Post Holdings, Inc. *	1,437	153,141
Seneca Foods Corp., Class A *	625	36,950
Simply Good Foods Co. *	719	27,674
TreeHouse Foods, Inc. *	2,132	77,413
Tyson Foods, Inc., Class A	23,530	1,347,093
Universal Corp.	1,594	76,448
Vector Group Ltd.	3,926	43,068
WK Kellogg Co.	2,047	38,873
		24,392,059

Health Care Equipment & Services 5.5%
Abbott Laboratories	19,902	2,033,785
Acadia Healthcare Co., Inc. *	1,287	88,661
AdaptHealth Corp. *	2,766	26,222
Addus HomeCare Corp. *	241	27,669
agilon health, Inc. *	1,123	7,075
Align Technology, Inc. *	646	166,158
Amedisys, Inc. *	748	68,180
AMN Healthcare Services, Inc. *	1,189	66,513
Astrana Health, Inc. *	124	5,137
Avanos Medical, Inc. *	1,217	24,230
Baxter International, Inc.	15,396	524,850
Becton Dickinson & Co.	3,247	753,207
Boston Scientific Corp. *	8,325	629,120
Brookdale Senior Living, Inc. *	8,195	54,988
Cardinal Health, Inc.	4,907	487,118
Cencora, Inc.	781	176,951
Centene Corp. *	23,676	1,694,965
Chemed Corp.	219	121,407
Cigna Group	10,715	3,692,603
Clover Health Investments Corp. *	6,625	7,288
Community Health Systems, Inc. *	31,486	124,685
CONMED Corp.	319	24,384
Cooper Cos., Inc.	1,737	163,816
CorVel Corp. *	15	3,598
Cross Country Healthcare, Inc. *	1,151	17,403
CVS Health Corp.	76,178	4,540,209
DaVita, Inc. *	3,281	482,701
DENTSPLY SIRONA, Inc.	4,811	134,756
Dexcom, Inc. *	480	57,010
Edwards Lifesciences Corp. *	3,604	313,152
Elevance Health, Inc.	6,654	3,583,046
Embecta Corp.	4,528	56,011
Encompass Health Corp.	2,054	177,445
Enhabit, Inc. *	4,901	45,040
Enovis Corp. *	1,115	56,051
Ensign Group, Inc.	516	62,560
Envista Holdings Corp. *	3,952	76,511
Evolent Health, Inc., Class A *	114	2,416
Fulgent Genetics, Inc. *	742	15,322
GE HealthCare Technologies, Inc.	3,015	235,170
Globus Medical, Inc., Class A *	1,388	93,149
Haemonetics Corp. *	628	52,802
HCA Healthcare, Inc.	4,683	1,591,049
HealthEquity, Inc. *	349	28,506
Henry Schein, Inc. *	4,243	294,210
Hologic, Inc. *	3,709	273,650
Humana, Inc.	4,062	1,454,683
ICU Medical, Inc. *	440	46,790
IDEXX Laboratories, Inc. *	352	174,926
Inmode Ltd. *	177	3,386
Insulet Corp. *	94	16,656
Integer Holdings Corp. *	590	71,532
Integra LifeSciences Holdings Corp. *	1,075	33,218
Intuitive Surgical, Inc. *	1,279	514,311
SECURITY	NUMBER OF SHARES	VALUE ($)
Labcorp Holdings, Inc.	2,720	530,155
LivaNova PLC *	490	29,924
Masimo Corp. *	519	64,616
McKesson Corp.	1,399	796,856
Medtronic PLC	29,423	2,394,150
Merit Medical Systems, Inc. *	497	40,332
ModivCare, Inc. *	595	16,255
Molina Healthcare, Inc. *	983	309,232
Multiplan Corp. *	32,237	17,308
National HealthCare Corp.	483	51,077
Neogen Corp. *	1,510	19,857
OmniAb, Inc., Class A *(d)	52	0
OmniAb, Inc., Class B *(d)	52	0
Omnicell, Inc. *	796	25,942
OPKO Health, Inc. *(a)	14,458	19,807
Option Care Health, Inc. *	1,674	49,919
Owens & Minor, Inc. *	6,005	104,667
Patterson Cos., Inc.	3,894	95,753
Pediatrix Medical Group, Inc. *	5,940	43,421
Penumbra, Inc. *	62	11,747
Premier, Inc., Class A	4,499	85,121
Privia Health Group, Inc. *	284	4,933
Quest Diagnostics, Inc.	3,374	479,007
QuidelOrtho Corp. *	1,186	52,409
RadNet, Inc. *	565	33,132
ResMed, Inc.	1,106	228,201
Select Medical Holdings Corp.	3,645	125,935
Solventum Corp. *	5,620	333,491
STERIS PLC	924	205,941
Stryker Corp.	2,509	855,795
Surgery Partners, Inc. *	276	7,618
Teladoc Health, Inc. *	1,667	18,737
Teleflex, Inc.	606	126,696
Tenet Healthcare Corp. *	3,969	536,688
U.S. Physical Therapy, Inc.	183	18,770
UnitedHealth Group, Inc.	14,733	7,298,286
Universal Health Services, Inc., Class B	3,408	646,838
Varex Imaging Corp. *	1,182	18,262
Veeva Systems, Inc., Class A *	370	64,473
Zimmer Biomet Holdings, Inc.	3,025	348,329
Zimvie, Inc. *	2,304	38,362
		41,624,323

Household & Personal Products 1.2%
BellRing Brands, Inc. *	398	23,152
Central Garden & Pet Co., Class A *	1,348	50,348
Church & Dwight Co., Inc.	2,980	318,890
Clorox Co.	1,650	217,074
Colgate-Palmolive Co.	11,483	1,067,460
Coty, Inc., Class A *	4,196	43,470
Edgewell Personal Care Co.	1,702	65,663
Energizer Holdings, Inc.	1,676	47,967
Estee Lauder Cos., Inc., Class A	2,956	364,652
Herbalife Ltd. *	7,749	79,815
Inter Parfums, Inc.	138	16,529
Kimberly-Clark Corp.	5,887	784,737
Medifast, Inc.	633	16,293
Nu Skin Enterprises, Inc., Class A	5,486	73,238
Procter & Gamble Co.	34,968	5,753,635
Reynolds Consumer Products, Inc.	1,204	34,242
Spectrum Brands Holdings, Inc.	1,505	135,059
USANA Health Sciences, Inc. *	808	38,461
WD-40 Co.	127	28,535
		9,159,220

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 3.5%
Aflac, Inc.	15,285	1,373,663
Allstate Corp.	12,196	2,043,074
Ambac Financial Group, Inc. *	1,460	25,871
American Financial Group, Inc.	2,421	314,512
American International Group, Inc.	28,933	2,280,499
AMERISAFE, Inc.	148	6,487
Aon PLC, Class A	2,510	706,916
Arch Capital Group Ltd. *	4,056	416,267
Arthur J Gallagher & Co.	1,264	320,209
Assurant, Inc.	1,070	185,613
Assured Guaranty Ltd.	2,115	164,378
Axis Capital Holdings Ltd.	1,660	122,641
Brown & Brown, Inc.	1,813	162,282
Chubb Ltd.	7,483	2,026,546
Cincinnati Financial Corp.	3,890	457,386
CNA Financial Corp.	929	42,678
CNO Financial Group, Inc.	8,692	249,373
Employers Holdings, Inc.	1,077	45,428
Enstar Group Ltd. *	197	61,689
Everest Group Ltd.	669	261,532
Fidelity National Financial, Inc.	8,340	420,002
First American Financial Corp.	4,653	258,614
Genworth Financial, Inc., Class A *	33,893	213,187
Globe Life, Inc.	1,974	163,368
Hanover Insurance Group, Inc.	1,255	165,572
Hartford Financial Services Group, Inc.	10,097	1,044,535
Horace Mann Educators Corp.	1,006	34,375
James River Group Holdings Ltd.	2,192	17,120
Kemper Corp.	2,697	161,388
Kinsale Capital Group, Inc.	8	3,069
Lincoln National Corp.	14,697	484,854
Loews Corp.	4,844	372,019
Markel Group, Inc. *	211	346,375
Marsh & McLennan Cos., Inc.	4,619	958,812
Mercury General Corp.	1,459	81,456
MetLife, Inc.	25,607	1,853,179
Old Republic International Corp.	10,092	320,724
Primerica, Inc.	649	146,603
Principal Financial Group, Inc.	7,170	588,227
ProAssurance Corp. *	2,548	36,615
Progressive Corp.	7,983	1,685,850
Prudential Financial, Inc.	15,493	1,864,583
Reinsurance Group of America, Inc.	1,558	326,868
RenaissanceRe Holdings Ltd.	583	132,842
RLI Corp.	355	51,823
Safety Insurance Group, Inc.	570	44,090
Selective Insurance Group, Inc.	811	79,162
Stewart Information Services Corp.	1,594	100,916
Travelers Cos., Inc.	9,500	2,049,150
United Fire Group, Inc.	1,016	22,606
Universal Insurance Holdings, Inc.	1,527	30,097
Unum Group	6,811	366,840
W R Berkley Corp.	3,060	247,952
White Mountains Insurance Group Ltd.	55	99,385
Willis Towers Watson PLC	1,682	429,398
		26,468,700

Materials 3.9%
AdvanSix, Inc.	1,438	34,081
Air Products & Chemicals, Inc.	2,821	752,361
Albemarle Corp.	1,399	171,503
Alcoa Corp.	10,701	473,733
Alpha Metallurgical Resources, Inc.	250	78,853
Alto Ingredients, Inc. *	13,680	20,794
American Vanguard Corp.	1,478	12,844
AptarGroup, Inc.	1,060	156,551
SECURITY	NUMBER OF SHARES	VALUE ($)
Arch Resources, Inc.	603	104,880
Ardagh Metal Packaging SA	1,166	4,606
Ashland, Inc.	1,237	123,910
ATI, Inc. *	745	45,698
Avery Dennison Corp.	1,402	319,081
Avient Corp.	2,642	118,045
Axalta Coating Systems Ltd. *	4,704	167,415
Balchem Corp.	326	50,074
Ball Corp.	7,277	505,242
Berry Global Group, Inc.	4,298	257,364
Cabot Corp.	1,265	129,409
Carpenter Technology Corp.	1,113	123,398
Celanese Corp.	3,598	547,040
CF Industries Holdings, Inc.	4,868	388,126
Chemours Co.	7,236	179,598
Clearwater Paper Corp. *	1,147	60,952
Cleveland-Cliffs, Inc. *	14,605	252,374
Coeur Mining, Inc. *	9,510	54,683
Commercial Metals Co.	3,766	212,101
Compass Minerals International, Inc.	1,729	22,408
Constellium SE, Class A *	3,971	86,052
Corteva, Inc.	10,791	603,649
Crown Holdings, Inc.	2,926	246,340
Dow, Inc.	26,902	1,550,362
DuPont de Nemours, Inc.	16,082	1,321,297
Eagle Materials, Inc.	674	156,631
Eastman Chemical Co.	5,944	602,306
Ecolab, Inc.	2,752	639,014
Ecovyst, Inc. *	2,900	26,970
Element Solutions, Inc.	4,421	106,237
Ferroglobe PLC	842	5,010
FMC Corp.	3,111	189,615
Freeport-McMoRan, Inc.	23,988	1,264,887
Graphic Packaging Holding Co.	8,122	230,015
Greif, Inc., Class A	1,070	69,486
Hawkins, Inc.	374	32,658
Haynes International, Inc.	66	3,882
HB Fuller Co.	1,248	99,378
Hecla Mining Co.	8,741	51,484
Huntsman Corp.	10,757	266,774
Ingevity Corp. *	1,336	65,264
Innospec, Inc.	583	76,256
International Flavors & Fragrances, Inc.	4,291	412,708
International Paper Co.	23,178	1,045,096
Kaiser Aluminum Corp.	823	80,489
Knife River Corp. *	1,266	89,519
Koppers Holdings, Inc.	954	42,291
Linde PLC	5,316	2,315,224
Louisiana-Pacific Corp.	2,780	254,870
LSB Industries, Inc. *	468	4,591
LyondellBasell Industries NV, Class A	11,525	1,145,815
Martin Marietta Materials, Inc.	602	344,392
Materion Corp.	367	41,977
Mativ Holdings, Inc.	3,152	56,641
Mercer International, Inc.	4,040	38,380
Metallus, Inc. *	1,994	47,876
Minerals Technologies, Inc.	1,130	98,027
Mosaic Co.	13,067	404,162
Myers Industries, Inc.	1,134	17,917
NewMarket Corp.	141	75,445
Newmont Corp.	27,979	1,173,439
Nucor Corp.	8,599	1,451,941
O-I Glass, Inc. *	8,447	107,192
Olin Corp.	4,471	240,361
Olympic Steel, Inc.	661	34,465
Orion SA	1,814	45,114
Packaging Corp. of America	2,414	442,945
Pactiv Evergreen, Inc.	3,605	44,558
Perimeter Solutions SA *	704	5,350

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PPG Industries, Inc.	4,640	609,742
Quaker Chemical Corp.	190	34,457
Radius Recycling, Inc., Class A	2,628	44,965
Rayonier Advanced Materials, Inc. *	2,208	12,475
Reliance, Inc.	1,934	581,709
Royal Gold, Inc.	535	68,582
RPM International, Inc.	2,132	238,997
Ryerson Holding Corp.	1,326	31,493
Scotts Miracle-Gro Co.	1,756	122,376
Sealed Air Corp.	5,475	212,813
Sensient Technologies Corp.	1,182	91,806
Sherwin-Williams Co.	1,737	527,701
Silgan Holdings, Inc.	595	28,114
Sonoco Products Co.	3,472	213,077
Southern Copper Corp.	1,241	147,220
Steel Dynamics, Inc.	5,709	764,264
Stepan Co.	855	74,530
Summit Materials, Inc., Class A *	2,322	89,722
SunCoke Energy, Inc.	4,810	50,746
Sylvamo Corp.	2,202	157,047
TriMas Corp.	1,384	36,842
Trinseo PLC	10,568	40,475
Tronox Holdings PLC	6,285	124,506
U.S. Steel Corp.	15,118	579,775
Vulcan Materials Co.	1,274	325,851
Warrior Met Coal, Inc.	2,779	190,167
Westlake Corp.	843	135,352
Westrock Co.	18,536	994,271
		29,650,551

Media & Entertainment 6.4%
Alphabet, Inc., Class A *	56,658	9,773,505
Alphabet, Inc., Class C *	49,740	8,652,770
AMC Entertainment Holdings, Inc., Class A *	1,807	7,824
AMC Networks, Inc., Class A *	6,858	118,918
Bumble, Inc., Class A *	1,199	14,028
Cable One, Inc.	153	59,044
Cargurus, Inc. *	1,076	26,050
Cars.com, Inc. *	1,093	22,111
Charter Communications, Inc., Class A *	6,468	1,857,092
Cinemark Holdings, Inc. *	3,257	56,248
Clear Channel Outdoor Holdings, Inc. *	35,869	51,651
Comcast Corp., Class A	131,600	5,267,948
EchoStar Corp., Class A *	16,663	319,930
Electronic Arts, Inc.	3,978	528,597
EW Scripps Co., Class A *	4,894	13,312
Fox Corp., Class A	15,780	543,305
Gannett Co., Inc. *	13,638	51,279
Gray Television, Inc.	9,687	60,447
IAC, Inc. *	1,257	62,586
iHeartMedia, Inc., Class A *	18,028	16,687
Interpublic Group of Cos., Inc.	8,591	269,500
John Wiley & Sons, Inc., Class A	1,692	61,673
Liberty Broadband Corp., Class C *	340	18,391
Liberty Media Corp.-Liberty Formula One, Class C *	1,039	77,031
Liberty Media Corp.-Liberty SiriusXM, Class C *	14,114	319,823
Lions Gate Entertainment Corp., Class A *	6,044	50,226
Live Nation Entertainment, Inc. *	52	4,874
Match Group, Inc. *	2,247	68,826
Meta Platforms, Inc., Class A	26,725	12,476,032
Netflix, Inc. *	1,539	987,453
New York Times Co., Class A	1,949	99,789
News Corp., Class A	11,117	302,271
Nexstar Media Group, Inc.	1,329	220,202
Omnicom Group, Inc.	5,912	549,580
Paramount Global, Class B	65,427	779,236
SECURITY	NUMBER OF SHARES	VALUE ($)
Pinterest, Inc., Class A *	1,650	68,459
Roku, Inc. *	568	32,603
Scholastic Corp.	1,186	43,028
Shutterstock, Inc.	446	18,121
Sinclair, Inc.	2,781	39,490
Sirius XM Holdings, Inc. (a)	16,432	46,338
Spotify Technology SA *	549	162,932
Taboola.com Ltd. *	5,016	20,114
Take-Two Interactive Software, Inc. *	1,111	178,160
TEGNA, Inc.	9,035	134,712
Thryv Holdings, Inc. *	2,252	47,450
TKO Group Holdings, Inc.	57	6,217
Trade Desk, Inc., Class A *	339	31,452
TripAdvisor, Inc. *	2,396	43,967
Walt Disney Co.	30,264	3,144,732
Warner Bros Discovery, Inc. *	49,239	405,729
WideOpenWest, Inc. *	4,585	23,063
Yelp, Inc. *	2,016	74,532
Ziff Davis, Inc. *	1,240	71,436
ZoomInfo Technologies, Inc. *	1,335	16,394
		48,397,168

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
AbbVie, Inc.	21,710	3,500,520
Agilent Technologies, Inc.	3,143	409,879
Alkermes PLC *	838	19,609
Amgen, Inc.	10,945	3,347,528
Amphastar Pharmaceuticals, Inc. *	82	3,471
Avantor, Inc. *	6,663	160,445
Azenta, Inc. *	531	26,821
Biogen, Inc. *	3,620	814,283
BioMarin Pharmaceutical, Inc. *	617	46,318
Bio-Rad Laboratories, Inc., Class A *	263	75,444
Bio-Techne Corp.	753	58,124
Bristol-Myers Squibb Co.	46,397	1,906,453
Bruker Corp.	976	63,938
Catalent, Inc. *	2,799	150,558
Charles River Laboratories International, Inc. *	533	111,098
Corcept Therapeutics, Inc. *	1,116	33,670
Danaher Corp.	4,342	1,115,026
Elanco Animal Health, Inc. *	8,226	145,436
Eli Lilly & Co.	2,112	1,732,558
Emergent BioSolutions, Inc. *(b)	20,097	114,553
Exact Sciences Corp. *	297	13,499
Exelixis, Inc. *	3,333	72,293
Gilead Sciences, Inc.	29,057	1,867,493
Halozyme Therapeutics, Inc. *	639	28,301
ICON PLC, ADR *	556	180,600
Illumina, Inc. *	1,478	154,126
Incyte Corp. *	1,397	80,733
Innoviva, Inc. *	2,489	39,301
IQVIA Holdings, Inc. *	2,548	558,241
Ironwood Pharmaceuticals, Inc. *	422	2,659
Jazz Pharmaceuticals PLC *	1,093	115,038
Johnson & Johnson	42,468	6,228,781
Ligand Pharmaceuticals, Inc. *	54	4,593
Medpace Holdings, Inc. *	112	43,270
Merck & Co., Inc.	32,063	4,025,189
Mettler-Toledo International, Inc. *	189	265,373
Moderna, Inc. *	3,531	503,344
Myriad Genetics, Inc. *	1,071	24,376
Neurocrine Biosciences, Inc. *	280	37,915
Organon & Co.	24,988	532,994
Pacira BioSciences, Inc. *	160	4,853
Perrigo Co. PLC	6,479	178,367
Pfizer, Inc.	169,880	4,868,761
Prestige Consumer Healthcare, Inc. *	815	52,413

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Regeneron Pharmaceuticals, Inc. *	974	954,676
Repligen Corp. *	127	18,934
Revvity, Inc.	1,686	184,212
Royalty Pharma PLC, Class A	3,565	97,717
Supernus Pharmaceuticals, Inc. *	733	19,879
Thermo Fisher Scientific, Inc.	3,355	1,905,573
United Therapeutics Corp. *	517	142,242
Vertex Pharmaceuticals, Inc. *	1,097	499,508
Viatris, Inc.	57,243	606,776
Vir Biotechnology, Inc. *	487	5,001
Waters Corp. *	865	267,198
West Pharmaceutical Services, Inc.	371	122,953
Zoetis, Inc.	2,955	501,050
		39,043,964

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	24,011	97,725
CBRE Group, Inc., Class A *	7,434	654,712
Compass, Inc., Class A *	2,432	9,120
CoStar Group, Inc. *	1,185	92,631
Cushman & Wakefield PLC *	8,072	89,680
DigitalBridge Group, Inc.	8,903	121,437
eXp World Holdings, Inc.	1,813	20,324
Howard Hughes Holdings, Inc. *	475	31,492
Jones Lang LaSalle, Inc. *	2,578	520,936
Kennedy-Wilson Holdings, Inc.	4,232	43,251
Marcus & Millichap, Inc.	763	24,668
Newmark Group, Inc., Class A	5,280	54,965
Opendoor Technologies, Inc. *	15,198	33,132
Zillow Group, Inc., Class C *	1,739	71,212
		1,865,285

Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc. *	4,141	691,133
Allegro MicroSystems, Inc. *	136	4,099
Alpha & Omega Semiconductor Ltd. *	186	5,452
Amkor Technology, Inc.	3,390	110,480
Analog Devices, Inc.	4,151	973,368
Applied Materials, Inc.	10,247	2,203,925
Axcelis Technologies, Inc. *	172	19,348
Broadcom, Inc.	3,203	4,255,346
Cirrus Logic, Inc. *	1,347	154,501
Cohu, Inc. *	766	24,696
Diodes, Inc. *	939	69,608
Enphase Energy, Inc. *	244	31,208
Entegris, Inc.	932	117,758
First Solar, Inc. *	771	209,527
FormFactor, Inc. *	979	53,571
GLOBALFOUNDRIES, Inc. *	573	28,077
Ichor Holdings Ltd. *	751	28,530
Intel Corp.	208,765	6,440,400
KLA Corp.	952	723,072
Kulicke & Soffa Industries, Inc.	1,244	56,813
Lam Research Corp.	1,532	1,428,498
Lattice Semiconductor Corp. *	340	25,242
Marvell Technology, Inc.	3,588	246,890
MaxLinear, Inc. *	317	5,633
Microchip Technology, Inc.	4,831	469,718
Micron Technology, Inc.	31,659	3,957,375
MKS Instruments, Inc.	1,259	159,377
Monolithic Power Systems, Inc.	110	80,919
NVIDIA Corp.	2,505	2,746,307
NXP Semiconductors NV	3,266	888,679
ON Semiconductor Corp. *	3,440	251,258
Onto Innovation, Inc. *	252	54,608
Photronics, Inc. *	1,602	43,815
Power Integrations, Inc.	612	46,518
SECURITY	NUMBER OF SHARES	VALUE ($)
Qorvo, Inc. *	3,254	320,161
QUALCOMM, Inc.	21,333	4,352,999
Rambus, Inc. *	97	5,360
Semtech Corp. *	2,060	80,113
Silicon Laboratories, Inc. *	683	86,174
Skyworks Solutions, Inc.	3,348	310,226
SMART Global Holdings, Inc. *	1,277	26,281
SolarEdge Technologies, Inc. *	406	19,890
Synaptics, Inc. *	568	53,227
Teradyne, Inc.	2,686	378,565
Texas Instruments, Inc.	12,810	2,498,078
Ultra Clean Holdings, Inc. *	1,262	58,531
Universal Display Corp.	213	37,424
Wolfspeed, Inc. *	638	16,397
		34,849,175

Software & Services 4.6%
Accenture PLC, Class A	6,545	1,847,588
ACI Worldwide, Inc. *	2,149	77,385
Adobe, Inc. *	2,499	1,111,455
Akamai Technologies, Inc. *	2,390	220,454
Alarm.com Holdings, Inc. *	359	23,482
Amdocs Ltd.	3,131	247,349
ANSYS, Inc. *	408	129,520
AppLovin Corp., Class A *	801	65,265
ASGN, Inc. *	1,542	144,809
Autodesk, Inc. *	795	160,272
Bentley Systems, Inc., Class B	649	32,606
Blackbaud, Inc. *	371	28,916
Cadence Design Systems, Inc. *	799	228,762
Cerence, Inc. *	1,059	3,643
Check Point Software Technologies Ltd. *	1,478	222,439
Cognizant Technology Solutions Corp., Class A	16,702	1,104,837
CommVault Systems, Inc. *	608	65,412
Consensus Cloud Solutions, Inc. *	956	18,040
Dolby Laboratories, Inc., Class A	935	75,744
Dropbox, Inc., Class A *	4,088	92,103
DXC Technology Co. *	16,348	254,211
Dynatrace, Inc. *	95	4,344
Envestnet, Inc. *	568	37,210
EPAM Systems, Inc. *	437	77,755
Fair Isaac Corp. *	107	138,022
Fortinet, Inc. *	2,338	138,690
Gartner, Inc. *	468	196,406
Gen Digital, Inc.	10,599	263,173
Globant SA *	182	29,324
GoDaddy, Inc., Class A *	1,258	175,655
Guidewire Software, Inc. *	249	28,366
InterDigital, Inc.	483	54,999
International Business Machines Corp.	21,508	3,588,610
Intuit, Inc.	1,167	672,705
Kyndryl Holdings, Inc. *	17,411	463,307
LiveRamp Holdings, Inc. *	1,535	48,030
Manhattan Associates, Inc. *	244	53,568
Microsoft Corp.	42,658	17,708,615
NCR Voyix Corp. *	5,403	71,212
Okta, Inc. *	62	5,498
Oracle Corp.	20,720	2,428,177
Palantir Technologies, Inc., Class A *	1,627	35,273
Palo Alto Networks, Inc. *	676	199,359
Pegasystems, Inc.	382	21,950
Perficient, Inc. *	352	26,101
Progress Software Corp.	494	25,021
PTC, Inc. *	338	59,569
Qualys, Inc. *	209	29,390
RingCentral, Inc., Class A *	1,455	49,761
Roper Technologies, Inc.	674	359,080

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Salesforce, Inc.	3,287	770,604
ServiceNow, Inc. *	162	106,423
Snowflake, Inc., Class A *	101	13,754
SPS Commerce, Inc. *	104	19,561
Synopsys, Inc. *	417	233,854
Teradata Corp. *	2,178	71,025
Twilio, Inc., Class A *	890	51,086
Tyler Technologies, Inc. *	143	68,691
Unisys Corp. *	6,800	29,172
Verint Systems, Inc. *	680	20,169
VeriSign, Inc. *	571	99,537
Workday, Inc., Class A *	215	45,462
Zoom Video Communications, Inc., Class A *	1,289	79,067
		34,751,867

Technology Hardware & Equipment 6.3%
ADTRAN Holdings, Inc.	3,036	16,850
Advanced Energy Industries, Inc.	520	55,864
Amphenol Corp., Class A	5,174	684,882
Apple, Inc.	142,426	27,381,398
Arista Networks, Inc. *	767	228,298
Arrow Electronics, Inc. *	4,676	614,006
Avnet, Inc.	10,607	579,142
Badger Meter, Inc.	189	36,469
Belden, Inc.	788	75,404
Benchmark Electronics, Inc.	3,222	138,772
Calix, Inc. *	143	5,105
CDW Corp.	1,873	418,840
Ciena Corp. *	3,333	160,551
Cisco Systems, Inc.	106,650	4,959,225
Cognex Corp.	1,955	88,992
CommScope Holding Co., Inc. *	27,081	38,997
Comtech Telecommunications Corp. *	1,651	4,111
Corning, Inc.	23,775	885,856
Crane NXT Co.	750	47,415
CTS Corp.	599	31,717
ePlus, Inc. *	856	64,063
F5, Inc. *	1,077	181,981
Fabrinet *	518	124,077
Flex Ltd. *	13,533	448,348
Hewlett Packard Enterprise Co.	77,878	1,374,547
HP, Inc.	42,585	1,554,352
Insight Enterprises, Inc. *	863	168,716
IPG Photonics Corp. *	789	68,430
Itron, Inc. *	742	79,802
Jabil, Inc.	3,328	395,699
Juniper Networks, Inc.	10,678	380,884
Keysight Technologies, Inc. *	1,464	202,735
Kimball Electronics, Inc. *	381	8,733
Knowles Corp. *	2,514	44,045
Littelfuse, Inc.	360	92,376
Lumentum Holdings, Inc. *	1,467	63,814
Methode Electronics, Inc.	1,787	21,051
Motorola Solutions, Inc.	1,092	398,482
NetApp, Inc.	5,337	642,735
NETGEAR, Inc. *	2,857	39,455
NetScout Systems, Inc. *	2,289	47,016
Novanta, Inc. *	156	25,297
OSI Systems, Inc. *	344	49,447
PC Connection, Inc.	697	47,145
Plexus Corp. *	954	105,074
Pure Storage, Inc., Class A *	563	33,943
Rogers Corp. *	323	38,114
Sanmina Corp. *	3,588	245,921
ScanSource, Inc. *	2,227	105,627
Seagate Technology Holdings PLC	7,507	699,953
Super Micro Computer, Inc. *	286	224,370
SECURITY	NUMBER OF SHARES	VALUE ($)
TD SYNNEX Corp.	1,482	193,905
TE Connectivity Ltd.	5,295	792,661
Teledyne Technologies, Inc. *	370	146,871
Trimble, Inc. *	3,283	182,797
TTM Technologies, Inc. *	6,060	112,716
Viasat, Inc. *	3,013	50,890
Viavi Solutions, Inc. *	4,819	36,239
Vishay Intertechnology, Inc.	5,010	118,386
Vontier Corp.	2,483	99,270
Western Digital Corp. *	16,779	1,263,291
Xerox Holdings Corp.	13,909	195,561
Zebra Technologies Corp., Class A *	753	235,192
		47,855,905

Telecommunication Services 2.8%
AT&T, Inc.	470,392	8,570,542
ATN International, Inc.	506	12,316
Cogent Communications Holdings, Inc.	568	33,637
Consolidated Communications Holdings, Inc. *	9,698	42,671
Frontier Communications Parent, Inc. *	7,375	196,618
GCI Liberty, Inc. *(d)	188	0
Iridium Communications, Inc.	1,165	35,078
Liberty Global Ltd., Class C *	34,427	587,669
Liberty Latin America Ltd., Class C *	15,245	138,272
Lumen Technologies, Inc. *	642,384	828,675
Shenandoah Telecommunications Co.	1,744	32,805
Telephone & Data Systems, Inc.	15,076	299,862
T-Mobile U.S., Inc.	8,397	1,469,139
Verizon Communications, Inc.	222,532	9,157,192
		21,404,476

Transportation 1.9%
Air Transport Services Group, Inc. *	3,406	45,981
Alaska Air Group, Inc. *	1,118	46,978
American Airlines Group, Inc. *	3,943	45,344
ArcBest Corp.	867	91,486
Avis Budget Group, Inc.	1,512	171,960
CH Robinson Worldwide, Inc.	5,140	443,942
Costamare, Inc.	2,255	36,103
Covenant Logistics Group, Inc., Class A	435	20,676
CSX Corp.	45,344	1,530,360
Danaos Corp.	340	32,902
Delta Air Lines, Inc.	3,709	189,233
FedEx Corp.	8,090	2,054,536
Forward Air Corp.	1,055	17,724
Genco Shipping & Trading Ltd.	1,310	29,501
Global Ship Lease, Inc., Class A	356	10,648
GXO Logistics, Inc. *	2,381	119,598
Heartland Express, Inc.	2,254	25,515
Hertz Global Holdings, Inc. *	5,633	24,560
Hub Group, Inc., Class A	2,958	127,638
JB Hunt Transport Services, Inc.	1,649	265,077
JetBlue Airways Corp. *	6,339	35,435
Kirby Corp. *	983	122,059
Knight-Swift Transportation Holdings, Inc.	4,934	238,065
Landstar System, Inc.	928	168,924
Lyft, Inc., Class A *	2,739	42,756
Marten Transport Ltd.	2,039	36,090
Matson, Inc.	315	40,383
Norfolk Southern Corp.	5,808	1,305,638
Old Dominion Freight Line, Inc.	1,639	287,235
RXO, Inc. *	4,678	95,478
Ryder System, Inc.	3,472	421,744
Saia, Inc. *	225	92,133
Schneider National, Inc., Class B	2,719	61,123
SkyWest, Inc. *	794	59,288

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Southwest Airlines Co.	5,625	150,975
Star Bulk Carriers Corp.	1,740	47,119
Uber Technologies, Inc. *	3,822	246,748
U-Haul Holding Co. *	57	3,604
U-Haul Holding Co., Non Voting Shares	1,945	118,237
Union Pacific Corp.	11,791	2,745,181
United Airlines Holdings, Inc. *	2,706	143,391
United Parcel Service, Inc., Class B	12,823	1,781,499
Werner Enterprises, Inc.	3,202	120,299
XPO, Inc. *	1,349	144,316
ZIM Integrated Shipping Services Ltd. *(a)	22,495	507,037
		14,344,519

Utilities 3.6%
AES Corp.	26,024	561,858
ALLETE, Inc.	1,501	94,788
Alliant Energy Corp.	5,192	267,336
Ameren Corp.	5,604	411,165
American Electric Power Co., Inc.	12,989	1,172,257
American States Water Co.	405	29,804
American Water Works Co., Inc.	2,306	301,556
Atlantica Sustainable Infrastructure PLC	2,601	57,170
Atmos Energy Corp.	2,011	233,115
Avangrid, Inc.	2,381	85,740
Avista Corp.	2,374	87,791
Black Hills Corp.	2,127	120,069
California Water Service Group	839	41,858
CenterPoint Energy, Inc.	14,934	455,636
Chesapeake Utilities Corp.	299	33,491
Clearway Energy, Inc., Class C	1,619	45,332
CMS Energy Corp.	6,660	419,114
Consolidated Edison, Inc.	9,228	872,507
Constellation Energy Corp.	4,141	899,632
Dominion Energy, Inc.	24,332	1,311,981
DTE Energy Co.	4,920	573,328
Duke Energy Corp.	21,276	2,203,555
Edison International	9,080	697,798
Entergy Corp.	6,224	700,138
Essential Utilities, Inc.	3,059	115,416
Evergy, Inc.	8,570	468,436
Eversource Energy	9,142	541,481
Exelon Corp.	31,748	1,192,137
FirstEnergy Corp.	16,782	675,643
Hawaiian Electric Industries, Inc.	7,083	77,842
IDACORP, Inc.	1,054	100,625
MGE Energy, Inc.	521	41,748
National Fuel Gas Co.	2,423	138,499
New Jersey Resources Corp.	1,960	85,182
NextEra Energy, Inc.	25,378	2,030,748
NiSource, Inc.	9,735	282,899
Northwest Natural Holding Co.	1,075	40,227
Northwestern Energy Group, Inc.	1,716	89,163
NRG Energy, Inc.	10,497	850,257
OGE Energy Corp.	5,502	199,723
ONE Gas, Inc.	1,407	86,713
Ormat Technologies, Inc.	657	49,538
Otter Tail Corp.	667	60,344
PG&E Corp.	10,220	189,479
Pinnacle West Capital Corp.	3,619	285,394
PNM Resources, Inc.	2,273	87,147
Portland General Electric Co.	2,842	126,640
PPL Corp.	26,273	770,587
Public Service Enterprise Group, Inc.	10,206	773,207
Sempra	10,572	814,361
SJW Group	436	23,854
Southern Co.	23,496	1,882,969
SECURITY	NUMBER OF SHARES	VALUE ($)
Southwest Gas Holdings, Inc.	2,077	161,154
Spire, Inc.	1,585	97,145
UGI Corp.	13,363	340,222
Unitil Corp.	472	25,247
Vistra Corp.	12,063	1,195,202
WEC Energy Group, Inc.	6,325	512,515
Xcel Energy, Inc.	12,396	687,358
		26,776,121
Total Common Stocks (Cost $570,652,830)		751,794,039

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Core S&P Total U.S. Stock Market ETF	3,200	370,016
Total Investment Companies (Cost $334,143)		370,016

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (e)	391,949	391,949
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (e)(f)	1,049,790	1,049,790
		1,441,739
Total Short-Term Investments (Cost $1,441,739)		1,441,739
Total Investments in Securities (Cost $572,428,712)		753,605,794

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	6	1,588,650	6,205

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,046,322.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value at May 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/24	BALANCE OF SHARES HELD AT 5/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$334	($12,279 )	($35,567 )	$32,859	$—	—	$—
Tupperware Brands Corp.	—	5,960	—	—	10,667	46,935	26,974	—
						46,935

Equity Real Estate Investment Trusts (REITs) 0.0%
Ashford Hospitality Trust, Inc.	—	360	(13,252)	(20,460)	15,238	—	—	—
Diversified Healthcare Trust	—	7,820	(49,007)	26,630	(82,715)	119,153	49,034	482
						119,153

Financial Services 0.2%
Charles Schwab Corp.	701,858	119,943	(3,762)	(702)	76,606	893,943	12,199	3,011

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	17,575	—	—	54,639	114,553	20,097	—

Transportation 0.0%
Daseke, Inc.	—	15,895	(123,504)	25,417	(24,678)	—	—	—
Total	$701,858	$167,887	($201,804 )	($4,682 )	$82,616	$1,174,584		$3,493

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$688,765,240	$—	$—	$688,765,240
Health Care Equipment & Services	41,624,323	—	0 *	41,624,323
Telecommunication Services	21,404,476	—	0 *	21,404,476
Investment Companies [1]	370,016	—	—	370,016
Short-Term Investments [1]	1,441,739	—	—	1,441,739
Futures Contracts [2]	6,205	—	—	6,205
Total	$753,611,999	$—	$0	$753,611,999

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	98,111	2,770,655
Aptiv PLC *	135,664	11,295,385
Autoliv, Inc.	55,103	7,029,490
BorgWarner, Inc.	227,177	8,101,132
Dana, Inc.	241,989	3,402,365
Ford Motor Co.	4,596,288	55,752,973
General Motors Co.	2,497,195	112,348,803
Gentex Corp.	146,789	5,137,615
Goodyear Tire & Rubber Co. *	561,351	6,910,231
Harley-Davidson, Inc.	110,718	3,972,562
Lear Corp.	79,297	9,939,879
Tesla, Inc. *	98,933	17,617,988
Thor Industries, Inc.	56,610	5,617,976
		249,897,054

Banks 7.7%
Bank of America Corp.	5,290,509	211,567,455
Citigroup, Inc.	3,125,353	194,740,745
Citizens Financial Group, Inc.	424,284	14,972,982
Comerica, Inc.	172,073	8,817,021
Credicorp Ltd.	44,525	7,360,873
East West Bancorp, Inc.	54,776	4,063,831
Fifth Third Bancorp	524,164	19,614,217
First Citizens BancShares, Inc., Class A	1,577	2,678,424
First Horizon Corp.	287,961	4,561,302
Huntington Bancshares, Inc.	741,531	10,322,112
JPMorgan Chase & Co.	1,571,436	318,420,077
KeyCorp	989,723	14,222,320
M&T Bank Corp.	97,620	14,799,192
New York Community Bancorp, Inc.	383,461	1,261,587
PNC Financial Services Group, Inc.	266,031	41,870,619
Popular, Inc.	60,026	5,342,914
Regions Financial Corp.	546,310	10,571,099
Synovus Financial Corp.	93,654	3,717,127
Truist Financial Corp.	873,767	32,984,704
U.S. Bancorp	1,115,943	45,251,489
Wells Fargo & Co.	3,548,004	212,596,400
Zions Bancorp NA	185,192	7,998,442
		1,187,734,932

Capital Goods 6.9%
3M Co.	496,041	49,673,546
A O Smith Corp.	50,891	4,256,523
Acuity Brands, Inc.	24,362	6,324,619
AECOM	70,246	6,135,286
AerCap Holdings NV	63,075	5,847,683
AGCO Corp.	46,638	5,005,657
Air Lease Corp.	69,501	3,311,028
Allegion PLC	28,994	3,532,049
SECURITY	NUMBER OF SHARES	VALUE ($)
Allison Transmission Holdings, Inc.	85,181	6,457,572
AMETEK, Inc.	42,779	7,254,463
Beacon Roofing Supply, Inc. *	31,367	3,044,481
Boeing Co. *	142,171	25,250,991
Boise Cascade Co.	40,272	5,528,943
Builders FirstSource, Inc. *	16,932	2,722,496
Carlisle Cos., Inc.	19,905	8,326,062
Carrier Global Corp.	283,219	17,896,609
Caterpillar, Inc.	190,376	64,446,083
CNH Industrial NV	717,378	7,575,512
Cummins, Inc.	94,814	26,711,948
Curtiss-Wright Corp.	14,171	4,007,842
Deere & Co.	84,982	31,847,854
Donaldson Co., Inc.	48,349	3,562,354
Dover Corp.	53,974	9,921,501
Eaton Corp. PLC	121,242	40,355,400
EMCOR Group, Inc.	25,025	9,726,216
Emerson Electric Co.	242,894	27,242,991
Fastenal Co.	148,825	9,819,473
Fluor Corp. *	87,683	3,805,442
Fortive Corp.	68,230	5,079,041
Fortune Brands Innovations, Inc.	78,389	5,491,933
GE Vernova, Inc. *	45,993	8,090,169
Generac Holdings, Inc. *	20,989	3,089,791
General Dynamics Corp.	125,418	37,596,554
General Electric Co.	184,012	30,387,742
Graco, Inc.	36,405	2,939,704
Honeywell International, Inc.	265,551	53,691,757
Howmet Aerospace, Inc.	114,911	9,727,216
Hubbell, Inc.	13,816	5,372,904
Huntington Ingalls Industries, Inc.	26,827	6,789,914
IDEX Corp.	17,713	3,695,640
Illinois Tool Works, Inc.	92,820	22,532,055
Ingersoll Rand, Inc.	50,289	4,679,391
ITT, Inc.	31,235	4,150,507
Johnson Controls International PLC	336,356	24,187,360
L3Harris Technologies, Inc.	109,719	24,668,123
Lennox International, Inc.	8,801	4,423,383
Lincoln Electric Holdings, Inc.	15,457	3,035,136
Lockheed Martin Corp.	105,445	49,595,001
Masco Corp.	116,771	8,164,628
MasTec, Inc. *	46,711	5,243,310
MDU Resources Group, Inc.	147,229	3,716,060
Middleby Corp. *	19,639	2,531,663
MSC Industrial Direct Co., Inc., Class A	29,972	2,574,595
Mueller Industries, Inc.	69,487	4,093,479
Nordson Corp.	13,069	3,067,556
Northrop Grumman Corp.	64,395	29,027,334
nVent Electric PLC	54,635	4,446,196
Oshkosh Corp.	57,492	6,538,565
Otis Worldwide Corp.	82,160	8,150,272
Owens Corning	57,584	10,426,735
PACCAR, Inc.	215,388	23,154,210
Parker-Hannifin Corp.	32,665	17,362,101
Pentair PLC	65,634	5,341,295

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Quanta Services, Inc.	40,116	11,069,609
Regal Rexnord Corp.	28,877	4,318,267
Resideo Technologies, Inc. *	154,304	3,332,966
Rockwell Automation, Inc.	31,030	7,991,156
RTX Corp.	485,671	52,360,190
Rush Enterprises, Inc., Class A	61,085	2,756,766
Sensata Technologies Holding PLC	98,955	4,088,821
Snap-on, Inc.	24,795	6,765,564
Stanley Black & Decker, Inc.	131,109	11,428,772
Textron, Inc.	113,857	9,975,012
Timken Co.	36,909	3,207,023
Toro Co.	33,857	2,714,993
Trane Technologies PLC	51,730	16,939,506
TransDigm Group, Inc.	9,755	13,103,209
UFP Industries, Inc.	43,332	5,177,307
United Rentals, Inc.	28,768	19,257,587
Watsco, Inc.	11,265	5,349,748
WESCO International, Inc.	29,637	5,319,545
Westinghouse Air Brake Technologies Corp.	57,378	9,710,079
WW Grainger, Inc.	12,035	11,089,771
Xylem, Inc.	48,530	6,843,701
		1,055,451,536

Commercial & Professional Services 1.1%
ABM Industries, Inc.	71,720	3,390,204
Automatic Data Processing, Inc.	82,230	20,139,772
Booz Allen Hamilton Holding Corp., Class A	39,982	6,085,660
Broadridge Financial Solutions, Inc.	26,570	5,334,459
CACI International, Inc., Class A *	11,384	4,832,280
Cintas Corp.	17,865	12,111,934
Copart, Inc. *	71,997	3,820,161
Equifax, Inc.	19,595	4,534,087
Genpact Ltd.	93,471	3,090,151
Jacobs Solutions, Inc.	59,186	8,246,977
KBR, Inc.	48,486	3,183,591
Leidos Holdings, Inc.	82,637	12,151,771
ManpowerGroup, Inc.	110,963	8,280,059
Maximus, Inc.	33,166	2,855,593
Paychex, Inc.	70,725	8,498,316
Republic Services, Inc.	53,464	9,900,998
Robert Half, Inc.	76,125	4,889,509
Science Applications International Corp.	31,325	4,217,911
SS&C Technologies Holdings, Inc.	79,930	4,959,657
TransUnion	44,672	3,212,810
Verisk Analytics, Inc.	23,939	6,051,301
Waste Management, Inc.	119,392	25,159,476
		164,946,677

Consumer Discretionary Distribution & Retail 4.4%
Academy Sports & Outdoors, Inc.	51,386	2,964,458
Advance Auto Parts, Inc.	100,933	7,129,907
Amazon.com, Inc. *	1,206,853	212,937,143
American Eagle Outfitters, Inc.	149,570	3,286,053
Asbury Automotive Group, Inc. *	15,205	3,574,239
AutoNation, Inc. *	47,655	8,113,264
AutoZone, Inc. *	3,061	8,478,786
Bath & Body Works, Inc.	142,188	7,385,245
Best Buy Co., Inc.	304,399	25,819,123
Big Lots, Inc. *(a)	619,890	2,157,217
Burlington Stores, Inc. *	18,196	4,367,950
CarMax, Inc. *	133,193	9,358,140
Dick's Sporting Goods, Inc.	36,625	8,337,315
eBay, Inc.	506,499	27,462,376
Foot Locker, Inc.	192,709	5,343,820
SECURITY	NUMBER OF SHARES	VALUE ($)
Gap, Inc.	337,910	9,785,874
Genuine Parts Co.	61,565	8,873,979
Group 1 Automotive, Inc.	20,570	6,396,859
Home Depot, Inc.	331,971	111,167,129
Kohl's Corp.	552,377	12,367,721
Lithia Motors, Inc.	27,982	7,083,363
LKQ Corp.	182,612	7,857,794
Lowe's Cos., Inc.	257,348	56,948,539
Macy's, Inc.	573,646	11,174,624
Murphy USA, Inc.	14,541	6,379,864
Nordstrom, Inc.	184,222	4,071,306
ODP Corp. *	76,655	3,001,810
O'Reilly Automotive, Inc. *	14,302	13,776,544
Penske Automotive Group, Inc.	21,648	3,292,661
Pool Corp.	9,084	3,302,488
Qurate Retail, Inc. *	8,898,385	6,332,091
Ross Stores, Inc.	83,601	11,684,076
TJX Cos., Inc.	316,946	32,677,133
Tractor Supply Co.	34,682	9,894,428
Ulta Beauty, Inc. *	10,987	4,340,854
Williams-Sonoma, Inc.	34,349	10,071,814
		677,195,987

Consumer Durables & Apparel 1.6%
Brunswick Corp.	52,391	4,323,829
Capri Holdings Ltd. *	90,639	3,131,578
Carter's, Inc.	42,181	2,885,180
Deckers Outdoor Corp. *	5,730	6,268,162
DR Horton, Inc.	163,380	24,147,564
Garmin Ltd.	52,631	8,623,589
Hanesbrands, Inc. *	854,726	4,376,197
Hasbro, Inc.	84,172	5,031,802
KB Home	61,949	4,373,599
Leggett & Platt, Inc.	152,687	1,771,169
Lennar Corp., Class A	168,296	26,986,264
Lululemon Athletica, Inc. *	14,472	4,515,119
Meritage Homes Corp.	28,978	5,110,270
Mohawk Industries, Inc. *	79,912	9,743,670
Newell Brands, Inc.	577,100	4,455,212
NIKE, Inc., Class B	336,274	31,962,844
NVR, Inc. *	1,361	10,453,474
Polaris, Inc.	42,836	3,581,090
PulteGroup, Inc.	154,624	18,140,488
PVH Corp.	67,844	8,141,958
Ralph Lauren Corp.	27,425	5,125,184
Skechers USA, Inc., Class A *	59,450	4,245,919
Tapestry, Inc.	138,217	6,011,057
Taylor Morrison Home Corp. *	88,727	5,131,082
Tempur Sealy International, Inc.	63,606	3,266,804
Toll Brothers, Inc.	65,315	7,944,917
TopBuild Corp. *	8,136	3,400,441
Tri Pointe Homes, Inc. *	114,038	4,416,692
VF Corp.	498,653	6,622,112
Whirlpool Corp.	100,696	9,367,749
		243,555,015

Consumer Services 1.4%
Aramark	128,507	4,131,500
Booking Holdings, Inc.	8,540	32,250,029
Caesars Entertainment, Inc. *	57,995	2,062,302
Carnival Corp. *	494,949	7,463,831
Chipotle Mexican Grill, Inc. *	2,171	6,794,188
Darden Restaurants, Inc.	43,638	6,562,719
Domino's Pizza, Inc.	15,287	7,774,663
Expedia Group, Inc. *	31,942	3,604,974
H&R Block, Inc.	71,383	3,543,452
Hilton Worldwide Holdings, Inc.	44,382	8,903,029

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Las Vegas Sands Corp.	120,568	5,429,177
Marriott International, Inc., Class A	55,799	12,899,055
Marriott Vacations Worldwide Corp.	27,063	2,442,977
McDonald's Corp.	182,617	47,277,715
MGM Resorts International *	220,330	8,850,656
Penn Entertainment, Inc. *	128,352	2,246,160
Service Corp. International	52,294	3,747,388
Starbucks Corp.	399,895	32,079,577
Travel & Leisure Co.	70,386	3,092,761
Vail Resorts, Inc.	11,841	2,234,634
Yum! Brands, Inc.	96,359	13,242,617
		216,633,404

Consumer Staples Distribution & Retail 3.5%
Albertsons Cos., Inc., Class A	93,486	1,929,551
Andersons, Inc.	43,678	2,286,107
BJ's Wholesale Club Holdings, Inc. *	42,029	3,701,494
Casey's General Stores, Inc.	22,879	7,590,795
Costco Wholesale Corp.	132,606	107,396,273
Dollar General Corp.	148,564	20,339,897
Dollar Tree, Inc. *	96,284	11,356,698
Kroger Co.	861,670	45,125,658
Performance Food Group Co. *	105,886	7,369,666
SpartanNash Co.	145,733	2,863,653
Sprouts Farmers Market, Inc. *	80,837	6,384,506
Sysco Corp.	214,167	15,595,641
Target Corp.	410,034	64,030,909
U.S. Foods Holding Corp. *	195,080	10,306,076
United Natural Foods, Inc. *	226,603	2,721,502
Walgreens Boots Alliance, Inc.	2,166,866	35,146,567
Walmart, Inc.	3,023,553	198,828,845
		542,973,838

Energy 7.2%
Antero Resources Corp. *	130,997	4,667,423
APA Corp.	197,710	6,036,086
Baker Hughes Co.	689,583	23,087,239
Cheniere Energy, Inc.	41,094	6,484,222
Chesapeake Energy Corp.	21,730	1,975,909
Chevron Corp.	1,182,091	191,853,369
CNX Resources Corp. *	129,901	3,416,396
ConocoPhillips	602,118	70,134,705
Delek U.S. Holdings, Inc.	99,565	2,534,925
Devon Energy Corp.	286,119	14,042,720
Diamondback Energy, Inc.	37,758	7,523,659
EOG Resources, Inc.	255,635	31,839,339
EQT Corp.	71,037	2,918,910
Equitrans Midstream Corp.	308,689	4,408,079
Exxon Mobil Corp.	2,694,205	315,922,478
Halliburton Co.	330,491	12,129,020
Hess Corp.	49,860	7,683,426
HF Sinclair Corp.	154,811	8,550,212
Kinder Morgan, Inc.	1,452,419	28,307,646
Marathon Oil Corp.	452,582	13,106,775
Marathon Petroleum Corp.	393,857	69,559,085
Murphy Oil Corp.	87,816	3,757,647
NOV, Inc.	218,397	4,110,232
Occidental Petroleum Corp.	333,303	20,831,437
ONEOK, Inc.	223,726	18,121,806
Ovintiv, Inc.	171,219	8,846,886
PBF Energy, Inc., Class A	114,344	5,297,558
Peabody Energy Corp.	137,768	3,413,891
Phillips 66	455,572	64,741,337
Schlumberger NV	430,156	19,739,859
SM Energy Co.	69,235	3,491,521
Southwestern Energy Co. *	579,201	4,361,384
Targa Resources Corp.	67,427	7,971,894
SECURITY	NUMBER OF SHARES	VALUE ($)
TechnipFMC PLC	147,775	3,870,227
Valero Energy Corp.	442,825	69,585,520
Williams Cos., Inc.	524,086	21,754,810
World Kinect Corp.	522,808	13,770,763
		1,099,848,395

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	40,226	4,786,894
American Tower Corp.	92,727	18,150,383
AvalonBay Communities, Inc.	38,426	7,403,922
Boston Properties, Inc.	110,052	6,676,855
Brixmor Property Group, Inc.	140,026	3,151,985
Camden Property Trust	30,012	3,080,732
Crown Castle, Inc.	139,799	14,329,398
Digital Realty Trust, Inc.	80,699	11,728,793
Equinix, Inc.	14,578	11,122,722
Equity Residential	122,816	7,986,724
Essex Property Trust, Inc.	18,479	4,800,659
Extra Space Storage, Inc.	36,403	5,270,062
Gaming & Leisure Properties, Inc.	63,135	2,834,762
Healthpeak Properties, Inc.	292,505	5,820,850
Host Hotels & Resorts, Inc.	356,645	6,398,211
Invitation Homes, Inc.	122,560	4,263,862
Iron Mountain, Inc.	107,445	8,669,737
Kimco Realty Corp.	210,004	4,065,677
Lamar Advertising Co., Class A	30,932	3,653,379
Medical Properties Trust, Inc. (a)	568,894	3,049,272
Mid-America Apartment Communities, Inc.	34,344	4,592,136
Park Hotels & Resorts, Inc.	280,876	4,454,693
Prologis, Inc.	91,359	10,094,256
Public Storage	26,903	7,366,849
Realty Income Corp.	108,160	5,738,970
Regency Centers Corp.	54,073	3,320,082
SBA Communications Corp.	12,967	2,550,350
Simon Property Group, Inc.	110,473	16,715,670
SL Green Realty Corp.	93,311	4,942,684
Sun Communities, Inc.	27,685	3,266,553
UDR, Inc.	86,464	3,339,240
Ventas, Inc.	223,036	11,209,789
VICI Properties, Inc.	101,561	2,915,816
Vornado Realty Trust	214,739	5,265,400
Welltower, Inc.	139,692	14,481,870
Weyerhaeuser Co.	435,475	13,077,314
WP Carey, Inc.	52,006	2,933,138
		253,509,689

Financial Services 8.3%
Affiliated Managers Group, Inc.	32,896	5,348,890
Ally Financial, Inc.	512,253	19,962,499
American Express Co.	248,590	59,661,600
Ameriprise Financial, Inc.	46,414	20,264,817
Annaly Capital Management, Inc.	211,058	4,157,843
Apollo Global Management, Inc.	57,562	6,686,402
Bank of New York Mellon Corp.	628,395	37,458,626
Berkshire Hathaway, Inc., Class B *	823,813	341,388,107
BlackRock, Inc.	46,535	35,926,416
Blackstone, Inc.	124,864	15,046,112
Block, Inc. *	37,955	2,432,156
Bread Financial Holdings, Inc.	181,357	7,573,468
Capital One Financial Corp.	461,864	63,566,342
Carlyle Group, Inc.	102,015	4,382,564
Cboe Global Markets, Inc.	16,686	2,886,511
Charles Schwab Corp. (b)	267,737	19,619,767
CME Group, Inc.	58,090	11,791,108
Corebridge Financial, Inc.	129,725	3,784,078
Corpay, Inc. *	26,469	7,084,957

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Discover Financial Services	268,524	32,937,154
Equitable Holdings, Inc.	190,725	7,913,180
Evercore, Inc., Class A	28,127	5,708,093
Fidelity National Information Services, Inc.	280,101	21,254,064
Fiserv, Inc. *	99,763	14,940,507
Franklin Resources, Inc.	300,538	7,092,697
Global Payments, Inc.	101,813	10,369,654
Goldman Sachs Group, Inc.	197,559	90,189,635
Intercontinental Exchange, Inc.	128,765	17,241,634
Invesco Ltd.	405,918	6,376,972
Jack Henry & Associates, Inc.	20,506	3,376,928
Jackson Financial, Inc., Class A	72,140	5,483,361
Janus Henderson Group PLC	123,915	4,151,153
Jefferies Financial Group, Inc.	159,423	7,416,358
KKR & Co., Inc.	161,000	16,557,240
Lazard, Inc., Class A	86,193	3,467,544
LPL Financial Holdings, Inc.	20,121	5,758,831
Mastercard, Inc., Class A	91,653	40,975,307
MGIC Investment Corp.	168,290	3,534,090
Moody's Corp.	25,656	10,185,175
Morgan Stanley	566,905	55,465,985
MSCI, Inc.	7,409	3,668,789
Nasdaq, Inc.	69,734	4,116,398
Navient Corp.	219,017	3,300,586
Northern Trust Corp.	125,107	10,539,014
OneMain Holdings, Inc.	181,227	8,901,870
PayPal Holdings, Inc. *	408,060	25,703,699
Raymond James Financial, Inc.	54,942	6,744,131
Rithm Capital Corp.	372,811	4,179,211
S&P Global, Inc.	42,631	18,225,179
SEI Investments Co.	53,844	3,645,777
SLM Corp.	286,349	6,145,050
Starwood Property Trust, Inc.	168,768	3,280,850
State Street Corp.	184,006	13,909,014
Synchrony Financial	991,159	43,412,764
T Rowe Price Group, Inc.	171,130	20,164,248
Visa, Inc., Class A	194,286	52,935,164
Voya Financial, Inc.	58,911	4,466,632
Western Union Co.	500,122	6,401,562
		1,279,157,763

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	1,170,344	54,128,410
Archer-Daniels-Midland Co.	550,812	34,392,701
Bunge Global SA	157,778	16,975,335
Campbell Soup Co.	111,120	4,931,506
Coca-Cola Co.	953,542	60,006,398
Coca-Cola Europacific Partners PLC	85,358	6,291,738
Conagra Brands, Inc.	325,125	9,714,735
Constellation Brands, Inc., Class A	46,684	11,681,737
Darling Ingredients, Inc. *	76,387	3,086,035
Flowers Foods, Inc.	126,493	2,937,167
General Mills, Inc.	274,112	18,845,200
Hershey Co.	31,767	6,284,466
Hormel Foods Corp.	165,063	5,113,652
Ingredion, Inc.	54,585	6,418,104
J M Smucker Co.	76,153	8,501,721
Kellanova	138,805	8,375,494
Keurig Dr Pepper, Inc.	340,574	11,664,660
Kraft Heinz Co.	470,668	16,647,527
Lamb Weston Holdings, Inc.	28,647	2,529,244
McCormick & Co., Inc. - Non Voting Shares	70,709	5,106,604
Molson Coors Beverage Co., Class B	132,217	7,246,814
Mondelez International, Inc., Class A	477,795	32,743,291
Monster Beverage Corp. *	119,510	6,204,959
PepsiCo, Inc.	400,320	69,215,328
SECURITY	NUMBER OF SHARES	VALUE ($)
Philip Morris International, Inc.	651,589	66,058,093
Post Holdings, Inc. *	31,563	3,363,669
Tyson Foods, Inc., Class A	517,306	29,615,768
		508,080,356

Health Care Equipment & Services 5.6%
Abbott Laboratories	436,501	44,606,037
Align Technology, Inc. *	14,070	3,618,945
Baxter International, Inc.	338,209	11,529,545
Becton Dickinson & Co.	71,257	16,529,486
Boston Scientific Corp. *	182,300	13,776,411
Cardinal Health, Inc.	107,846	10,705,872
Cencora, Inc.	17,231	3,904,028
Centene Corp. *	519,605	37,198,522
Chemed Corp.	4,818	2,670,955
Cigna Group	235,484	81,152,496
Community Health Systems, Inc. *	689,205	2,729,252
Cooper Cos., Inc.	38,169	3,599,718
CVS Health Corp.	1,672,402	99,675,159
DaVita, Inc. *	72,060	10,601,467
DENTSPLY SIRONA, Inc.	103,853	2,908,923
Edwards Lifesciences Corp. *	79,210	6,882,557
Elevance Health, Inc.	146,099	78,671,390
Encompass Health Corp.	43,415	3,750,622
GE HealthCare Technologies, Inc.	66,247	5,167,266
HCA Healthcare, Inc.	102,890	34,956,878
Henry Schein, Inc. *	92,898	6,441,547
Hologic, Inc. *	81,159	5,987,911
Humana, Inc.	89,250	31,962,210
IDEXX Laboratories, Inc. *	7,794	3,873,228
Intuitive Surgical, Inc. *	28,174	11,329,329
Labcorp Holdings, Inc.	59,576	11,611,958
McKesson Corp.	30,610	17,435,150
Medtronic PLC	646,427	52,599,765
Molina Healthcare, Inc. *	21,567	6,784,547
Quest Diagnostics, Inc.	74,001	10,505,922
ResMed, Inc.	24,321	5,018,152
Solventum Corp. *	123,385	7,321,666
STERIS PLC	20,188	4,499,501
Stryker Corp.	55,254	18,846,587
Teleflex, Inc.	13,372	2,795,684
Tenet Healthcare Corp. *	87,181	11,788,615
UnitedHealth Group, Inc.	323,504	160,254,176
Universal Health Services, Inc., Class B	74,958	14,227,028
Zimmer Biomet Holdings, Inc.	66,335	7,638,475
		865,556,980

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	65,615	7,021,461
Clorox Co.	36,589	4,813,649
Colgate-Palmolive Co.	252,967	23,515,812
Estee Lauder Cos., Inc., Class A	64,952	8,012,479
Kimberly-Clark Corp.	129,533	17,266,749
Procter & Gamble Co.	767,840	126,340,394
		186,970,544

Insurance 3.6%
Aflac, Inc.	336,169	30,211,508
Allstate Corp.	267,725	44,849,292
American Financial Group, Inc.	53,039	6,890,296
American International Group, Inc.	634,760	50,031,783
Aon PLC, Class A	55,204	15,547,654
Arch Capital Group Ltd. *	89,137	9,148,130
Arthur J Gallagher & Co.	27,863	7,058,534
Assurant, Inc.	23,650	4,102,565

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Brown & Brown, Inc.	40,017	3,581,922
Chubb Ltd.	164,304	44,496,809
Cincinnati Financial Corp.	85,539	10,057,676
CNO Financial Group, Inc.	190,432	5,463,494
Everest Group Ltd.	14,727	5,757,226
Fidelity National Financial, Inc.	183,274	9,229,679
First American Financial Corp.	102,321	5,687,001
Genworth Financial, Inc., Class A *	744,793	4,684,748
Globe Life, Inc.	43,187	3,574,156
Hanover Insurance Group, Inc.	28,095	3,706,573
Hartford Financial Services Group, Inc.	221,966	22,962,383
Lincoln National Corp.	322,416	10,636,504
Loews Corp.	106,164	8,153,395
Markel Group, Inc. *	4,678	7,679,358
Marsh & McLennan Cos., Inc.	101,503	21,069,993
MetLife, Inc.	563,145	40,754,804
Old Republic International Corp.	220,683	7,013,306
Primerica, Inc.	14,331	3,237,230
Principal Financial Group, Inc.	157,233	12,899,395
Progressive Corp.	175,611	37,085,531
Prudential Financial, Inc.	340,455	40,973,759
Reinsurance Group of America, Inc.	34,311	7,198,448
Travelers Cos., Inc.	208,597	44,994,373
Unum Group	149,658	8,060,580
W R Berkley Corp.	67,261	5,450,159
Willis Towers Watson PLC	36,965	9,436,795
		551,685,059

Materials 3.7%
Air Products & Chemicals, Inc.	61,892	16,506,596
Albemarle Corp.	30,578	3,748,557
Alcoa Corp.	234,745	10,392,161
AptarGroup, Inc.	23,298	3,440,882
Arch Resources, Inc.	13,260	2,306,312
Avery Dennison Corp.	30,664	6,978,820
Axalta Coating Systems Ltd. *	104,446	3,717,233
Ball Corp.	159,375	11,065,406
Berry Global Group, Inc.	94,285	5,645,786
Celanese Corp.	79,105	12,027,124
CF Industries Holdings, Inc.	106,809	8,515,882
Chemours Co.	158,612	3,936,750
Cleveland-Cliffs, Inc. *	320,535	5,538,845
Commercial Metals Co.	82,823	4,664,591
Corteva, Inc.	236,863	13,250,116
Crown Holdings, Inc.	64,106	5,397,084
Dow, Inc.	590,529	34,032,186
DuPont de Nemours, Inc.	353,093	29,010,121
Eagle Materials, Inc.	14,698	3,415,668
Eastman Chemical Co.	130,341	13,207,454
Ecolab, Inc.	60,615	14,074,803
FMC Corp.	68,279	4,161,605
Freeport-McMoRan, Inc.	527,180	27,798,201
Graphic Packaging Holding Co.	179,487	5,083,072
Huntsman Corp.	235,645	5,843,996
International Flavors & Fragrances, Inc.	94,187	9,058,906
International Paper Co.	509,288	22,963,796
Linde PLC	116,889	50,907,497
Louisiana-Pacific Corp.	61,256	5,615,950
LyondellBasell Industries NV, Class A	253,238	25,176,922
Martin Marietta Materials, Inc.	13,148	7,521,708
Mosaic Co.	286,293	8,855,042
Newmont Corp.	614,419	25,768,733
Nucor Corp.	188,730	31,867,061
O-I Glass, Inc. *	185,055	2,348,348
Olin Corp.	98,209	5,279,716
Packaging Corp. of America	53,115	9,746,071
SECURITY	NUMBER OF SHARES	VALUE ($)
PPG Industries, Inc.	101,737	13,369,259
Reliance, Inc.	42,609	12,815,935
RPM International, Inc.	46,904	5,257,938
Sealed Air Corp.	119,859	4,658,919
Sherwin-Williams Co.	38,237	11,616,401
Sonoco Products Co.	77,223	4,739,176
Steel Dynamics, Inc.	125,547	16,806,977
U.S. Steel Corp.	332,196	12,739,717
Vulcan Materials Co.	28,130	7,194,810
Westlake Corp.	18,656	2,995,407
Westrock Co.	407,258	21,845,319
		572,908,859

Media & Entertainment 6.6%
Alphabet, Inc., Class A *	1,244,101	214,607,422
Alphabet, Inc., Class C *	1,092,191	189,997,546
Charter Communications, Inc., Class A *	141,953	40,757,545
Comcast Corp., Class A	2,889,473	115,665,604
Electronic Arts, Inc.	87,404	11,614,244
Fox Corp., Class A	347,622	11,968,625
Interpublic Group of Cos., Inc.	188,191	5,903,552
Liberty Media Corp.-Liberty SiriusXM, Class C *	309,430	7,011,684
Meta Platforms, Inc., Class A	586,830	273,949,849
Netflix, Inc. *	33,853	21,720,762
News Corp., Class A	245,008	6,661,768
Nexstar Media Group, Inc.	29,208	4,839,474
Omnicom Group, Inc.	130,109	12,094,933
Paramount Global, Class B	1,435,883	17,101,367
Take-Two Interactive Software, Inc. *	24,508	3,930,103
TEGNA, Inc.	197,706	2,947,796
Walt Disney Co.	664,266	69,023,880
Warner Bros Discovery, Inc. *	1,078,539	8,887,161
		1,018,683,315

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	477,013	76,913,576
Agilent Technologies, Inc.	69,023	9,001,289
Amgen, Inc.	240,430	73,535,515
Avantor, Inc. *	146,255	3,521,820
Biogen, Inc. *	79,493	17,881,155
Bristol-Myers Squibb Co.	1,018,112	41,834,222
Catalent, Inc. *	61,385	3,301,899
Charles River Laboratories International, Inc. *	11,671	2,432,703
Danaher Corp.	95,464	24,515,155
Eli Lilly & Co.	46,437	38,094,129
Gilead Sciences, Inc.	638,043	41,007,024
ICON PLC, ADR *	12,380	4,021,272
Illumina, Inc. *	32,494	3,388,474
IQVIA Holdings, Inc. *	55,916	12,250,636
Jazz Pharmaceuticals PLC *	23,847	2,509,897
Johnson & Johnson	932,513	136,771,682
Merck & Co., Inc.	704,526	88,446,194
Mettler-Toledo International, Inc. *	4,174	5,860,672
Moderna, Inc. *	77,489	11,046,057
Organon & Co.	549,506	11,720,963
Perrigo Co. PLC	143,189	3,941,993
Pfizer, Inc.	3,729,694	106,893,030
Regeneron Pharmaceuticals, Inc. *	21,442	21,016,591
Revvity, Inc.	36,919	4,033,770
Thermo Fisher Scientific, Inc.	73,720	41,871,486
Vertex Pharmaceuticals, Inc. *	24,167	11,004,202
Viatris, Inc.	1,256,706	13,321,084
Waters Corp. *	19,138	5,911,728

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
West Pharmaceutical Services, Inc.	8,180	2,710,934
Zoetis, Inc.	64,960	11,014,618
		829,773,770

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	529,460	2,154,902
CBRE Group, Inc., Class A *	163,093	14,363,601
Jones Lang LaSalle, Inc. *	57,045	11,527,083
		28,045,586

Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc. *	90,874	15,166,871
Analog Devices, Inc.	91,132	21,369,543
Applied Materials, Inc.	225,128	48,420,530
Broadcom, Inc.	70,346	93,458,178
First Solar, Inc. *	16,920	4,598,179
Intel Corp.	4,584,098	141,419,423
KLA Corp.	21,012	15,959,244
Lam Research Corp.	33,621	31,349,565
Marvell Technology, Inc.	78,965	5,433,582
Microchip Technology, Inc.	106,008	10,307,158
Micron Technology, Inc.	695,564	86,945,500
MKS Instruments, Inc.	27,349	3,462,110
NVIDIA Corp.	55,002	60,300,343
NXP Semiconductors NV	71,778	19,530,794
ON Semiconductor Corp. *	75,599	5,521,751
Qorvo, Inc. *	71,390	7,024,062
QUALCOMM, Inc.	468,701	95,638,439
Skyworks Solutions, Inc.	73,340	6,795,684
Teradyne, Inc.	58,864	8,296,292
Texas Instruments, Inc.	281,397	54,875,229
		735,872,477

Software & Services 4.8%
Accenture PLC, Class A	143,704	40,566,202
Adobe, Inc. *	55,021	24,471,140
Akamai Technologies, Inc. *	52,567	4,848,780
Amdocs Ltd.	68,638	5,422,402
ANSYS, Inc. *	8,968	2,846,892
ASGN, Inc. *	34,106	3,202,895
Autodesk, Inc. *	17,635	3,555,216
Cadence Design Systems, Inc. *	17,343	4,965,474
Check Point Software Technologies Ltd. *	32,567	4,901,334
Cognizant Technology Solutions Corp., Class A	365,983	24,209,776
Dropbox, Inc., Class A *	88,065	1,984,104
DXC Technology Co. *	358,580	5,575,919
EPAM Systems, Inc. *	9,755	1,735,707
Fortinet, Inc. *	51,381	3,047,921
Gartner, Inc. *	10,214	4,286,509
Gen Digital, Inc.	232,773	5,779,754
GoDaddy, Inc., Class A *	27,773	3,877,944
International Business Machines Corp.	472,409	78,821,442
Intuit, Inc.	25,743	14,839,295
Kyndryl Holdings, Inc. *	382,710	10,183,913
Microsoft Corp.	936,686	388,846,459
Oracle Corp.	454,605	53,275,160
Palo Alto Networks, Inc. *	14,963	4,412,738
Roper Technologies, Inc.	14,780	7,874,193
Salesforce, Inc.	72,180	16,921,879
ServiceNow, Inc. *	3,565	2,341,955
SECURITY	NUMBER OF SHARES	VALUE ($)
Synopsys, Inc. *	9,223	5,172,258
VeriSign, Inc. *	12,749	2,222,406
		730,189,667

Technology Hardware & Equipment 6.6%
Amphenol Corp., Class A	113,870	15,072,972
Apple, Inc.	3,127,420	601,246,495
Arista Networks, Inc. *	16,900	5,030,285
Arrow Electronics, Inc. *	102,685	13,483,567
Avnet, Inc.	232,000	12,667,200
CDW Corp.	41,143	9,200,398
Ciena Corp. *	73,257	3,528,790
Cisco Systems, Inc.	2,341,612	108,884,958
Corning, Inc.	522,136	19,454,787
F5, Inc. *	23,748	4,012,699
Flex Ltd. *	297,965	9,871,580
Hewlett Packard Enterprise Co.	1,710,448	30,189,407
HP, Inc.	936,218	34,171,957
Insight Enterprises, Inc. *	18,824	3,680,092
Jabil, Inc.	73,162	8,698,962
Juniper Networks, Inc.	234,624	8,369,038
Keysight Technologies, Inc. *	32,095	4,444,515
Motorola Solutions, Inc.	23,870	8,710,402
NetApp, Inc.	117,339	14,131,136
Sanmina Corp. *	78,826	5,402,734
Seagate Technology Holdings PLC	165,032	15,387,584
TD SYNNEX Corp.	32,696	4,277,945
TE Connectivity Ltd.	116,217	17,397,685
Teledyne Technologies, Inc. *	8,106	3,217,677
Trimble, Inc. *	72,250	4,022,880
Vishay Intertechnology, Inc.	110,457	2,610,099
Western Digital Corp. *	368,930	27,776,740
Xerox Holdings Corp.	305,480	4,295,049
Zebra Technologies Corp., Class A *	16,522	5,160,481
		1,004,398,114

Telecommunication Services 3.1%
AT&T, Inc.	10,328,913	188,192,795
Frontier Communications Parent, Inc. *	161,781	4,313,081
Liberty Global Ltd., Class C *	755,621	12,898,451
Liberty Latin America Ltd., Class C *	331,945	3,010,741
Lumen Technologies, Inc. *	14,090,493	18,176,736
Telephone & Data Systems, Inc.	332,805	6,619,491
T-Mobile U.S., Inc.	184,612	32,299,716
Verizon Communications, Inc.	4,886,389	201,074,907
		466,585,918

Transportation 1.9%
Avis Budget Group, Inc.	33,215	3,777,542
CH Robinson Worldwide, Inc.	112,664	9,730,790
CSX Corp.	997,710	33,672,712
Delta Air Lines, Inc.	81,754	4,171,089
FedEx Corp.	177,728	45,135,803
GXO Logistics, Inc. *	51,258	2,574,689
Hertz Global Holdings, Inc. *	122,034	532,068
Hub Group, Inc., Class A	64,730	2,793,099
JB Hunt Transport Services, Inc.	36,183	5,816,417
Knight-Swift Transportation Holdings, Inc.	108,154	5,218,430
Landstar System, Inc.	20,203	3,677,552
Norfolk Southern Corp.	127,726	28,712,805
Old Dominion Freight Line, Inc.	36,231	6,349,483
Ryder System, Inc.	76,238	9,260,630
Southwest Airlines Co.	123,456	3,313,559
Uber Technologies, Inc. *	84,292	5,441,892

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
U-Haul Holding Co. *	1,107	69,996
U-Haul Holding Co., Non Voting Shares	43,080	2,618,833
Union Pacific Corp.	258,990	60,298,052
United Parcel Service, Inc., Class B	281,681	39,133,941
Werner Enterprises, Inc.	70,433	2,646,168
ZIM Integrated Shipping Services Ltd. *(a)	493,742	11,128,945
		286,074,495

Utilities 3.6%
AES Corp.	570,128	12,309,064
Alliant Energy Corp.	113,351	5,836,443
Ameren Corp.	122,771	9,007,708
American Electric Power Co., Inc.	285,396	25,756,989
American Water Works Co., Inc.	50,181	6,562,169
Atmos Energy Corp.	44,535	5,162,497
CenterPoint Energy, Inc.	327,677	9,997,425
CMS Energy Corp.	146,278	9,205,275
Consolidated Edison, Inc.	203,092	19,202,349
Constellation Energy Corp.	90,963	19,761,712
Dominion Energy, Inc.	534,289	28,808,863
DTE Energy Co.	107,957	12,580,229
Duke Energy Corp.	467,358	48,404,268
Edison International	199,325	15,318,126
Entergy Corp.	136,600	15,366,134
Essential Utilities, Inc.	65,782	2,481,955
Evergy, Inc.	187,417	10,244,213
Eversource Energy	200,563	11,879,346
Exelon Corp.	697,886	26,205,619
FirstEnergy Corp.	369,868	14,890,886
National Fuel Gas Co.	53,014	3,030,280
NextEra Energy, Inc.	558,131	44,661,643
NiSource, Inc.	213,821	6,213,638
NRG Energy, Inc.	230,742	18,690,102
OGE Energy Corp.	120,349	4,368,669
PG&E Corp.	224,145	4,155,648
Pinnacle West Capital Corp.	79,417	6,262,825
Portland General Electric Co.	61,639	2,746,634
PPL Corp.	580,143	17,015,594
Public Service Enterprise Group, Inc.	224,727	17,025,317
Sempra	232,855	17,936,821
Southern Co.	515,989	41,351,358
UGI Corp.	292,723	7,452,728
SECURITY	NUMBER OF SHARES	VALUE ($)
Vistra Corp.	265,428	26,298,606
WEC Energy Group, Inc.	138,639	11,233,918
Xcel Energy, Inc.	272,039	15,084,563
		552,509,614
Total Common Stocks (Cost $12,456,904,142)		15,308,239,044

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)	9,043,490	9,043,490
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)(d)	12,107,070	12,107,070
		21,150,560
Total Short-Term Investments (Cost $21,150,560)		21,150,560
Total Investments in Securities (Cost $12,478,054,702)		15,329,389,604

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	141	37,333,275	380,917

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,782,452.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value at May 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/24	BALANCE OF SHARES HELD AT 5/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$15,600,142	$2,463,498	($135,254 )	$3,152	$1,688,229	$19,619,767	267,737	$66,630

Transportation 0.0%
Daseke, Inc.	—	2,707,756	(2,724,143)	16,387	—	—	—	—
Total	$15,600,142	$5,171,254	($2,859,397 )	$19,539	$1,688,229	$19,619,767		$66,630

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$15,308,239,044	$—	$—	$15,308,239,044
Short-Term Investments [1]	21,150,560	—	—	21,150,560
Futures Contracts [2]	380,917	—	—	380,917
Total	$15,329,770,521	$—	$—	$15,329,770,521

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	1,600,656	12,229,012
Cooper-Standard Holdings, Inc. *	431,797	5,699,720
Dorman Products, Inc. *	90,001	8,277,392
Fox Factory Holding Corp. *	76,099	3,547,735
Gentherm, Inc. *	137,281	7,404,937
LCI Industries	124,511	13,681,269
Modine Manufacturing Co. *	152,289	15,369,006
Patrick Industries, Inc.	118,504	13,580,558
Phinia, Inc.	295,148	13,210,825
Standard Motor Products, Inc.	174,304	5,352,876
Stoneridge, Inc. *	203,926	3,236,306
Visteon Corp. *	77,473	8,628,168
Winnebago Industries, Inc.	195,080	12,104,714
		122,322,518

Banks 8.0%
1st Source Corp.	58,023	2,983,543
Ameris Bancorp	171,301	8,556,485
Associated Banc-Corp.	756,801	16,210,677
Atlantic Union Bankshares Corp.	54,104	1,765,414
Axos Financial, Inc. *	137,874	7,427,272
BancFirst Corp.	32,647	2,812,539
Bancorp, Inc. *	15,067	506,101
Bank of Hawaii Corp.	169,104	9,764,065
Bank of NT Butterfield & Son Ltd.	227,370	7,746,496
Bank OZK	354,542	14,848,219
BankUnited, Inc.	670,321	19,231,509
Banner Corp.	153,185	7,173,654
Berkshire Hills Bancorp, Inc.	35,400	786,942
BOK Financial Corp.	97,251	8,812,886
Brookline Bancorp, Inc.	348,130	3,011,324
Cadence Bank	526,541	15,032,746
Capitol Federal Financial, Inc.	827,775	4,279,597
Cathay General Bancorp	281,638	10,375,544
Central Pacific Financial Corp.	170,216	3,451,980
City Holding Co.	32,380	3,309,884
Columbia Banking System, Inc.	721,209	13,904,910
Commerce Bancshares, Inc.	272,342	15,153,109
Community Financial System, Inc.	146,126	6,642,888
ConnectOne Bancorp, Inc.	143,183	2,668,931
Cullen/Frost Bankers, Inc.	139,112	14,130,997
Customers Bancorp, Inc. *	108,895	4,932,943
CVB Financial Corp.	434,466	7,186,068
Eagle Bancorp, Inc.	214,930	3,875,188
Eastern Bankshares, Inc.	304,871	4,176,733
Enterprise Financial Services Corp.	85,283	3,299,599
FB Financial Corp.	18,026	666,962
First BanCorp	483,277	8,568,501
First Bancorp/Southern Pines NC	87,795	2,769,932
First Busey Corp.	202,389	4,576,015
SECURITY	NUMBER OF SHARES	VALUE ($)
First Commonwealth Financial Corp.	321,970	4,349,815
First Financial Bancorp	358,586	7,996,468
First Financial Bankshares, Inc.	188,984	5,665,740
First Hawaiian, Inc.	685,490	13,936,012
First Interstate BancSystem, Inc., Class A	274,023	7,272,570
First Merchants Corp.	189,291	6,256,068
FNB Corp.	1,254,184	17,270,114
Fulton Financial Corp.	641,725	10,806,649
Glacier Bancorp, Inc.	281,704	10,530,096
Hancock Whitney Corp.	320,866	14,994,068
Hanmi Financial Corp.	166,486	2,623,819
Heartland Financial USA, Inc.	158,857	6,983,354
Heritage Financial Corp.	148,515	2,692,577
Hilltop Holdings, Inc.	291,244	8,909,154
Home BancShares, Inc.	114,849	2,701,248
HomeStreet, Inc.	427,637	3,904,326
Hope Bancorp, Inc.	774,999	8,160,739
Independent Bank Corp.	104,578	5,311,517
Independent Bank Group, Inc.	124,928	5,751,685
International Bancshares Corp.	146,529	8,327,243
Kearny Financial Corp.	381,033	2,160,457
Lakeland Financial Corp.	51,570	3,198,887
Midland States Bancorp, Inc.	24,851	564,615
National Bank Holdings Corp., Class A	19,686	717,948
NBT Bancorp, Inc.	133,772	4,973,643
Nicolet Bankshares, Inc.	7,564	609,129
Northwest Bancshares, Inc.	484,138	5,301,311
NU Holdings Ltd., Class A *	97,030	1,152,716
OceanFirst Financial Corp.	217,321	3,270,681
OFG Bancorp	144,880	5,383,741
Old National Bancorp	664,869	11,362,611
Pacific Premier Bancorp, Inc.	317,313	7,057,041
Park National Corp.	41,727	5,735,793
Pathward Financial, Inc.	77,648	4,139,415
Peoples Bancorp, Inc.	21,905	638,531
Pinnacle Financial Partners, Inc.	173,594	13,802,459
Preferred Bank	9,238	690,263
Premier Financial Corp.	150,658	2,969,469
Prosperity Bancshares, Inc.	242,067	15,080,774
Provident Financial Services, Inc.	484,939	6,983,122
S&T Bancorp, Inc.	139,344	4,446,467
Sandy Spring Bancorp, Inc.	231,447	5,425,118
Seacoast Banking Corp. of Florida	29,027	687,069
Simmons First National Corp., Class A	562,278	9,772,392
Southside Bancshares, Inc.	124,092	3,326,907
Texas Capital Bancshares, Inc. *	144,573	8,714,860
Tompkins Financial Corp.	54,888	2,574,796
Towne Bank	215,199	5,851,261
TriCo Bancshares	85,321	3,249,024
Trustmark Corp.	295,237	8,606,159
UMB Financial Corp.	133,862	11,035,583
United Bankshares, Inc.	395,957	12,844,845
United Community Banks, Inc.	255,615	6,559,081
Valley National Bancorp	1,517,038	10,816,481
Veritex Holdings, Inc.	185,567	3,785,567

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WaFd, Inc.	390,031	10,924,768
Washington Trust Bancorp, Inc.	101,037	2,652,221
Webster Financial Corp.	333,263	14,736,890
WesBanco, Inc.	270,458	7,464,641
Westamerica BanCorp	67,081	3,274,894
Western Alliance Bancorp	282,802	17,825,010
Wintrust Financial Corp.	158,904	15,669,523
WSFS Financial Corp.	139,455	6,144,387
		667,263,465

Capital Goods 12.3%
AAON, Inc.	59,850	4,491,742
AAR Corp. *	159,269	11,306,506
Advanced Drainage Systems, Inc.	67,762	11,756,029
Alamo Group, Inc.	30,221	5,741,688
Albany International Corp., Class A	90,321	7,922,958
Ameresco, Inc., Class A *	26,916	982,972
American Woodmark Corp. *	128,753	11,086,921
API Group Corp. *	336,977	12,009,860
Apogee Enterprises, Inc.	166,499	10,817,440
Applied Industrial Technologies, Inc.	92,498	17,852,114
Arcosa, Inc.	160,268	14,089,160
Argan, Inc.	68,739	4,855,036
Armstrong World Industries, Inc.	151,373	17,528,993
Astec Industries, Inc.	167,143	5,430,476
Atkore, Inc.	90,179	13,720,735
AZEK Co., Inc. *	146,312	7,017,124
AZZ, Inc.	135,634	11,376,980
Barnes Group, Inc.	323,524	12,452,439
BlueLinx Holdings, Inc. *	22,490	2,313,996
BWX Technologies, Inc.	191,449	17,638,196
Columbus McKinnon Corp.	113,217	4,426,785
Comfort Systems USA, Inc.	58,362	19,104,217
Construction Partners, Inc., Class A *	84,023	4,890,979
Core & Main, Inc., Class A *	162,919	9,377,618
Crane Co.	110,638	16,493,913
CSW Industrials, Inc.	18,255	4,641,516
DNOW, Inc. *	969,645	14,147,121
Douglas Dynamics, Inc.	105,002	2,610,350
Ducommun, Inc. *	61,614	3,584,703
DXP Enterprises, Inc. *	104,927	5,212,773
Dycom Industries, Inc. *	142,726	25,684,971
Encore Wire Corp.	74,605	21,540,702
Enerpac Tool Group Corp.	114,750	4,511,970
EnerSys	170,315	18,366,770
Enpro, Inc.	52,296	8,014,885
Esab Corp.	125,206	12,873,681
ESCO Technologies, Inc.	53,949	5,887,454
Federal Signal Corp.	120,212	11,061,908
Flowserve Corp.	471,227	23,419,982
Franklin Electric Co., Inc.	103,771	10,323,139
FTAI Aviation Ltd.	185,660	15,654,851
Gates Industrial Corp. PLC *	593,600	10,340,512
GATX Corp.	138,418	19,096,147
Gibraltar Industries, Inc. *	98,545	7,436,206
Global Industrial Co.	13,988	484,125
GMS, Inc. *	186,022	17,478,627
GrafTech International Ltd. *	5,401,587	8,912,619
Granite Construction, Inc.	265,400	16,531,766
Great Lakes Dredge & Dock Corp. *	448,280	4,101,762
Greenbrier Cos., Inc.	306,336	16,925,064
Griffon Corp.	133,991	9,049,752
H&E Equipment Services, Inc.	167,294	7,924,717
Hayward Holdings, Inc. *	96,202	1,393,967
HEICO Corp.	84,130	18,657,510
Helios Technologies, Inc.	26,684	1,336,335
Herc Holdings, Inc.	104,137	15,107,155
Hexcel Corp.	239,165	16,471,294
SECURITY	NUMBER OF SHARES	VALUE ($)
Hillenbrand, Inc.	250,398	11,641,003
Hillman Solutions Corp. *	555,913	5,108,840
Hyster-Yale Materials Handling, Inc.	8,522	618,612
Insteel Industries, Inc.	30,303	996,060
JELD-WEN Holding, Inc. *	940,145	14,581,649
John Bean Technologies Corp.	78,903	7,537,604
Kadant, Inc.	18,880	5,399,869
Kennametal, Inc.	522,982	13,466,786
Kratos Defense & Security Solutions, Inc. *	208,496	4,532,703
Leonardo DRS, Inc. *	51,402	1,210,517
Lindsay Corp.	26,332	3,023,440
Manitowoc Co., Inc. *	363,814	4,522,208
Masterbrand, Inc. *	240,984	4,026,843
McGrath RentCorp	63,357	6,904,646
Mercury Systems, Inc. *	134,879	4,174,505
Moog, Inc., Class A	101,443	17,187,487
MRC Global, Inc. *	656,215	8,721,097
Mueller Water Products, Inc., Class A	500,716	9,293,289
MYR Group, Inc. *	56,995	8,837,645
National Presto Industries, Inc.	37,240	2,773,635
Proto Labs, Inc. *	133,839	4,144,994
Quanex Building Products Corp.	193,357	6,373,047
RBC Bearings, Inc. *	24,358	7,192,430
REV Group, Inc.	301,337	8,259,647
Shyft Group, Inc.	286,342	3,627,953
Simpson Manufacturing Co., Inc.	80,370	13,334,990
SiteOne Landscape Supply, Inc. *	81,367	12,597,239
Spirit AeroSystems Holdings, Inc., Class A *	667,844	20,249,030
SPX Technologies, Inc. *	60,567	8,444,251
Standex International Corp.	31,113	5,233,518
Sterling Infrastructure, Inc. *	60,371	7,417,785
Stratasys Ltd. *	233,710	2,023,929
Sunrun, Inc. *	42,928	620,739
Tennant Co.	60,746	6,236,184
Terex Corp.	293,663	17,522,871
Thermon Group Holdings, Inc. *	21,590	728,878
Titan International, Inc. *	61,357	507,422
Titan Machinery, Inc. *	167,067	3,144,201
TPI Composites, Inc. *(a)	820,600	4,496,888
Trex Co., Inc. *	136,382	11,794,315
Trinity Industries, Inc.	524,001	16,479,831
Tutor Perini Corp. *	1,377,345	30,384,231
Valmont Industries, Inc.	64,167	16,131,584
Vertiv Holdings Co.	207,628	20,362,078
Wabash National Corp.	327,528	7,405,408
Watts Water Technologies, Inc., Class A	54,799	10,912,125
WillScot Mobile Mini Holdings Corp. *	191,099	7,535,034
Woodward, Inc.	132,257	24,665,930
Zurn Elkay Water Solutions Corp.	138,813	4,346,235
		1,030,200,416

Commercial & Professional Services 6.0%
ACCO Brands Corp.	1,404,755	7,150,203
Alight, Inc., Class A *	286,242	2,218,376
Barrett Business Services, Inc.	28,289	3,743,766
BrightView Holdings, Inc. *	621,633	8,584,752
Brink's Co.	140,915	14,548,065
Casella Waste Systems, Inc., Class A *	44,447	4,470,924
CBIZ, Inc. *	95,645	7,251,804
Cimpress PLC *	89,662	7,398,012
Clarivate PLC *	673,754	3,840,398
Clean Harbors, Inc. *	97,301	21,074,424
Concentrix Corp.	205,004	12,572,895
Conduent, Inc. *	2,099,939	7,349,786
CoreCivic, Inc. *	1,279,289	20,532,588
CRA International, Inc.	25,067	4,411,040

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CSG Systems International, Inc.	122,437	5,283,157
Dayforce, Inc. *	41,658	2,060,405
Deluxe Corp.	592,442	13,466,207
Dun & Bradstreet Holdings, Inc.	788,558	7,562,271
Ennis, Inc.	181,552	3,818,039
Enviri Corp. *	874,104	7,735,820
ExlService Holdings, Inc. *	255,979	7,643,533
Exponent, Inc.	58,745	5,587,824
FTI Consulting, Inc. *	84,590	18,169,932
GEO Group, Inc. *	1,611,587	23,432,475
Healthcare Services Group, Inc. *	873,224	9,413,355
Heidrick & Struggles International, Inc.	105,011	3,599,777
HNI Corp.	324,992	15,290,874
Huron Consulting Group, Inc. *	37,763	3,334,851
ICF International, Inc.	52,283	7,463,398
Insperity, Inc.	75,485	7,149,939
Interface, Inc.	525,713	8,469,236
Kelly Services, Inc., Class A	757,192	16,461,354
Kforce, Inc.	106,284	6,569,414
Korn Ferry	254,296	16,768,278
Matthews International Corp., Class A	172,304	4,881,372
MillerKnoll, Inc.	560,376	15,455,170
MSA Safety, Inc.	47,203	8,496,540
NV5 Global, Inc. *	28,986	2,724,104
OPENLANE, Inc. *	693,241	11,958,407
Parsons Corp. *	94,826	7,221,000
Paycom Software, Inc.	30,752	4,468,881
Pitney Bowes, Inc.	2,300,114	12,466,618
Resources Connection, Inc.	291,892	3,342,163
Rollins, Inc.	234,014	10,692,100
Steelcase, Inc., Class A	1,136,696	15,527,267
Stericycle, Inc. *	270,859	13,960,073
Tetra Tech, Inc.	91,224	19,110,516
TriNet Group, Inc.	88,828	9,235,447
TrueBlue, Inc. *	605,624	6,540,739
TTEC Holdings, Inc.	139,108	873,598
UniFirst Corp.	72,970	11,573,042
Veralto Corp.	210,849	20,785,494
Verra Mobility Corp. *	176,156	4,692,796
Vestis Corp.	544,742	6,711,221
VSE Corp.	9,729	796,416
		505,940,136

Consumer Discretionary Distribution & Retail 5.0%
1-800-Flowers.com, Inc., Class A *	327,203	3,167,325
Aaron's Co., Inc.	684,613	5,805,518
Abercrombie & Fitch Co., Class A *	319,388	55,212,604
America's Car-Mart, Inc. *	34,893	2,103,001
Arko Corp.	434,358	2,606,148
Beyond, Inc. *	387,088	5,856,641
Boot Barn Holdings, Inc. *	67,443	8,020,996
Buckle, Inc.	182,648	7,039,254
Caleres, Inc.	168,692	5,850,239
Camping World Holdings, Inc., Class A	165,687	3,330,309
Children's Place, Inc. *(a)	194,748	2,385,663
Citi Trends, Inc. *	165,133	4,034,199
ContextLogic, Inc., Class A *	873,498	4,769,299
Coupang, Inc., Class A *	187,003	4,252,448
Designer Brands, Inc., Class A	639,283	6,424,794
Dillard's, Inc., Class A	25,299	11,317,508
Etsy, Inc. *	159,135	10,100,298
Five Below, Inc. *	54,396	7,513,719
Floor & Decor Holdings, Inc., Class A *	102,567	11,985,980
GameStop Corp., Class A *(a)	1,026,927	23,763,091
Genesco, Inc. *	225,663	6,431,396
Guess?, Inc.	272,821	6,348,545
Haverty Furniture Cos., Inc.	169,159	4,805,807
Hibbett, Inc.	154,077	13,339,987
SECURITY	NUMBER OF SHARES	VALUE ($)
Leslie's, Inc. *	372,662	2,131,627
MarineMax, Inc. *	258,400	7,359,232
MercadoLibre, Inc. *	5,195	8,964,388
Monro, Inc.	205,336	4,856,196
National Vision Holdings, Inc. *	356,545	5,380,264
Ollie's Bargain Outlet Holdings, Inc. *	153,697	12,669,244
OneWater Marine, Inc., Class A *	28,899	746,750
Petco Health & Wellness Co., Inc. *	1,054,339	4,069,749
PetMed Express, Inc.	308,489	1,314,163
RH *	38,212	10,390,989
Sally Beauty Holdings, Inc. *	1,215,266	14,801,940
Shoe Carnival, Inc.	161,135	6,082,846
Signet Jewelers Ltd.	198,570	21,741,429
Sleep Number Corp. *	665,136	10,056,856
Sonic Automotive, Inc., Class A	221,957	12,578,303
Sportsman's Warehouse Holdings, Inc. *	256,503	977,276
Stitch Fix, Inc., Class A *	1,186,405	2,930,420
Upbound Group, Inc.	361,703	11,871,092
Urban Outfitters, Inc. *	417,350	17,407,669
Valvoline, Inc. *	351,455	14,269,073
Victoria's Secret & Co. *	644,826	14,695,585
Vroom, Inc. *(a)	116,854	1,233,978
Wayfair, Inc., Class A *	94,911	5,646,255
Zumiez, Inc. *	306,425	5,754,662
		414,394,755

Consumer Durables & Apparel 4.0%
Acushnet Holdings Corp.	101,111	6,663,215
Beazer Homes USA, Inc. *	226,693	6,510,623
Cavco Industries, Inc. *	27,203	9,716,912
Century Communities, Inc.	172,513	14,561,822
Columbia Sportswear Co.	183,334	15,697,057
Crocs, Inc. *	134,767	20,975,136
Ethan Allen Interiors, Inc.	154,364	4,493,536
G-III Apparel Group Ltd. *	563,255	16,931,445
GoPro, Inc., Class A *	834,001	1,267,682
Green Brick Partners, Inc. *	18,386	1,003,876
Helen of Troy Ltd. *	125,883	13,454,375
Hovnanian Enterprises, Inc., Class A *	4,620	664,264
Installed Building Products, Inc.	41,223	8,732,680
iRobot Corp. *	321,222	3,086,943
Kontoor Brands, Inc.	159,128	11,670,448
La-Z-Boy, Inc.	324,422	12,172,313
LGI Homes, Inc. *	106,281	10,202,976
M/I Homes, Inc. *	147,032	18,367,237
Malibu Boats, Inc., Class A *	25,429	977,999
Mattel, Inc. *	752,800	13,392,312
Movado Group, Inc.	98,339	2,605,984
Oxford Industries, Inc.	60,684	6,717,112
Peloton Interactive, Inc., Class A *	615,928	2,241,978
SharkNinja, Inc.	191,081	14,640,626
Skyline Champion Corp. *	129,230	8,995,700
Smith & Wesson Brands, Inc.	516,487	8,661,487
Sonos, Inc. *	325,637	5,145,065
Steven Madden Ltd.	360,783	16,036,804
Sturm Ruger & Co., Inc.	134,510	5,977,624
Topgolf Callaway Brands Corp. *	438,411	6,861,132
Tupperware Brands Corp. *(a)(b)	4,122,438	7,173,042
Under Armour, Inc., Class A *	1,925,556	13,844,748
Vista Outdoor, Inc. *	302,540	10,552,595
Wolverine World Wide, Inc.	1,040,334	14,169,349
Worthington Enterprises, Inc.	184,036	10,495,573
YETI Holdings, Inc. *	147,848	6,023,328
		330,684,998

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 5.1%
ADT, Inc.	1,844,924	13,117,410
Adtalem Global Education, Inc. *	230,788	14,860,439
Airbnb, Inc., Class A *	53,573	7,764,335
Arcos Dorados Holdings, Inc., Class A	363,454	3,510,966
BJ's Restaurants, Inc. *	113,109	3,963,339
Bloomin' Brands, Inc.	348,710	7,601,878
Boyd Gaming Corp.	207,718	11,075,524
Bright Horizons Family Solutions, Inc. *	102,308	10,754,617
Brinker International, Inc. *	181,832	12,842,794
Carriage Services, Inc.	96,858	2,604,512
Cheesecake Factory, Inc.	143,647	5,527,536
Chegg, Inc. *	75,624	289,640
Choice Hotels International, Inc. (a)	43,000	4,867,170
Churchill Downs, Inc.	97,018	12,563,831
Cracker Barrel Old Country Store, Inc.	179,995	8,780,156
Dave & Buster's Entertainment, Inc. *	140,025	7,153,877
Denny's Corp. *	339,884	2,481,153
Dine Brands Global, Inc.	65,038	2,565,749
DoorDash, Inc., Class A *	89,263	9,828,749
Everi Holdings, Inc. *	314,143	2,271,254
Frontdoor, Inc. *	145,625	5,150,756
Golden Entertainment, Inc.	19,990	605,097
Graham Holdings Co., Class B	23,436	17,633,949
Grand Canyon Education, Inc. *	129,339	18,425,634
Hilton Grand Vacations, Inc. *	197,868	8,177,884
Hyatt Hotels Corp., Class A	88,400	13,036,348
International Game Technology PLC	416,326	8,218,275
Jack in the Box, Inc.	152,891	8,464,046
Krispy Kreme, Inc.	52,092	544,882
Laureate Education, Inc.	772,501	12,097,366
Light & Wonder, Inc. *	179,520	17,140,570
Papa John's International, Inc.	50,145	2,329,737
Perdoceo Education Corp.	345,194	7,766,865
Planet Fitness, Inc., Class A *	119,181	7,584,679
Red Rock Resorts, Inc., Class A	133,777	6,856,071
Royal Caribbean Cruises Ltd. *	241,615	35,681,703
Sabre Corp. *	1,749,936	5,477,300
Six Flags Entertainment Corp. *	482,687	12,284,384
Strategic Education, Inc.	84,839	9,622,439
Stride, Inc. *	125,335	8,605,501
Texas Roadhouse, Inc.	135,783	23,445,651
United Parks & Resorts, Inc. *	93,637	4,896,279
Wendy's Co.	577,384	10,075,351
Wingstop, Inc.	13,258	4,887,562
Wyndham Hotels & Resorts, Inc.	185,413	13,119,824
Wynn Resorts Ltd.	174,719	16,577,339
		423,130,421

Consumer Staples Distribution & Retail 0.6%
Chefs' Warehouse, Inc. *	113,078	4,457,535
Grocery Outlet Holding Corp. *	293,647	6,457,297
Ingles Markets, Inc., Class A	186,199	13,618,595
PriceSmart, Inc.	163,745	13,779,142
Weis Markets, Inc.	195,653	12,825,054
		51,137,623

Energy 4.2%
Antero Midstream Corp.	538,633	7,890,973
Archrock, Inc.	592,336	11,988,881
Berry Corp.	658,647	4,590,770
Bristow Group, Inc. *	25,115	901,880
Cactus, Inc., Class A	76,516	3,929,097
California Resources Corp.	245,969	11,646,632
ChampionX Corp.	277,007	9,035,968
Chord Energy Corp.	47,307	8,771,191
SECURITY	NUMBER OF SHARES	VALUE ($)
Civitas Resources, Inc.	96,510	7,099,276
Comstock Resources, Inc.	346,188	4,053,861
CONSOL Energy, Inc. *	113,003	11,715,021
Core Laboratories, Inc.	190,738	3,574,430
Crescent Energy Co., Class A	75,510	951,426
CVR Energy, Inc.	208,275	5,802,541
DHT Holdings, Inc.	650,513	7,871,207
Diamond Offshore Drilling, Inc. *	216,498	3,286,440
Dorian LPG Ltd.	110,975	5,616,445
Dril-Quip, Inc. *	161,407	3,121,611
DT Midstream, Inc.	215,902	14,482,706
Expro Group Holdings NV *	48,367	1,061,656
Golar LNG Ltd.	196,095	5,155,338
Green Plains, Inc. *	292,654	5,024,869
Helix Energy Solutions Group, Inc. *	605,972	6,974,738
Helmerich & Payne, Inc.	515,752	19,629,521
International Seaways, Inc.	61,606	3,968,659
Kosmos Energy Ltd. *	1,341,409	8,182,595
Liberty Energy, Inc.	553,593	13,668,211
Magnolia Oil & Gas Corp., Class A	232,035	6,021,308
Matador Resources Co.	210,420	13,351,149
Nabors Industries Ltd. *	104,709	7,828,045
Newpark Resources, Inc. *	118,243	1,002,701
Noble Corp. PLC	22,375	1,039,542
Northern Oil & Gas, Inc.	36,452	1,491,980
Oceaneering International, Inc. *	277,041	6,560,331
Oil States International, Inc. *	476,816	2,131,368
Par Pacific Holdings, Inc. *	125,568	3,407,916
Patterson-UTI Energy, Inc.	1,465,039	16,144,730
Permian Resources Corp.	297,302	4,872,780
ProPetro Holding Corp. *	863,492	8,272,253
Range Resources Corp.	275,862	10,182,066
REX American Resources Corp. *	16,986	849,130
RPC, Inc.	458,154	3,129,192
Scorpio Tankers, Inc.	101,417	8,323,293
Select Water Solutions, Inc.	419,233	4,582,217
SFL Corp. Ltd.	647,119	9,260,273
SilverBow Resources, Inc. *	28,930	1,134,056
Talos Energy, Inc. *	519,782	6,242,582
Teekay Corp. *	114,589	1,121,826
Teekay Tankers Ltd., Class A	74,696	5,440,110
Texas Pacific Land Corp.	11,527	7,081,151
Transocean Ltd. *	1,761,320	10,920,184
Tsakos Energy Navigation Ltd.	163,728	5,108,314
U.S. Silica Holdings, Inc. *	101,364	1,570,128
Valaris Ltd. *	46,983	3,636,484
Viper Energy, Inc.	23,915	919,771
Vital Energy, Inc. *	33,184	1,621,038
Vitesse Energy, Inc.	38,431	980,759
W&T Offshore, Inc.	221,702	494,395
Weatherford International PLC *	49,745	5,986,313
		350,703,328

Equity Real Estate Investment Trusts (REITs) 7.8%
Acadia Realty Trust	327,876	5,652,582
Agree Realty Corp.	75,662	4,597,223
Alexander & Baldwin, Inc.	416,810	7,002,408
American Assets Trust, Inc.	224,344	4,879,482
American Homes 4 Rent, Class A	402,436	14,503,793
Americold Realty Trust, Inc.	547,996	14,615,053
Apartment Income REIT Corp.	439,519	17,031,361
Apple Hospitality REIT, Inc.	907,677	13,106,856
Brandywine Realty Trust	2,478,392	11,425,387
Broadstone Net Lease, Inc.	245,834	3,773,552
CareTrust REIT, Inc.	30,754	786,380
CBL & Associates Properties, Inc.	208,421	4,606,104
Centerspace	49,492	3,378,324
Chatham Lodging Trust	312,443	2,643,268

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
COPT Defense Properties	411,832	10,159,895
Cousins Properties, Inc.	567,501	13,126,298
CubeSmart	316,255	13,380,749
DiamondRock Hospitality Co.	1,170,271	9,912,195
Diversified Healthcare Trust (b)	7,473,599	18,160,846
Douglas Emmett, Inc.	1,093,173	15,249,763
Easterly Government Properties, Inc.	338,788	4,011,250
EastGroup Properties, Inc.	38,253	6,318,631
Elme Communities	356,401	5,492,139
Empire State Realty Trust, Inc., Class A	817,010	7,786,105
EPR Properties	253,978	10,423,257
Equity LifeStyle Properties, Inc.	246,890	15,497,285
Essential Properties Realty Trust, Inc.	128,170	3,432,393
Federal Realty Investment Trust	180,504	18,221,879
First Industrial Realty Trust, Inc.	169,199	7,972,657
Four Corners Property Trust, Inc.	138,857	3,389,499
Getty Realty Corp.	87,237	2,408,614
Global Net Lease, Inc.	916,474	6,855,226
Healthcare Realty Trust, Inc.	881,242	14,302,558
Highwoods Properties, Inc.	642,614	16,688,686
Hudson Pacific Properties, Inc.	2,148,674	10,549,989
Independence Realty Trust, Inc.	276,620	4,619,554
Industrial Logistics Properties Trust	1,441,386	5,434,025
Innovative Industrial Properties, Inc.	7,163	772,028
InvenTrust Properties Corp.	42,789	1,059,884
JBG SMITH Properties	655,163	9,434,347
Kilroy Realty Corp.	468,825	15,719,702
Kite Realty Group Trust	319,736	7,008,613
LTC Properties, Inc.	103,733	3,568,415
LXP Industrial Trust	785,419	6,676,062
Macerich Co.	1,423,697	21,526,299
National Health Investors, Inc.	113,030	7,469,022
National Storage Affiliates Trust	131,646	4,815,611
NNN REIT, Inc.	329,221	13,751,561
Office Properties Income Trust	1,622,344	3,715,168
Omega Healthcare Investors, Inc.	596,038	19,269,909
Outfront Media, Inc.	832,126	12,024,221
Paramount Group, Inc.	2,252,352	10,248,202
Peakstone Realty Trust (a)	84,841	1,052,028
Pebblebrook Hotel Trust	509,153	7,204,515
Phillips Edison & Co., Inc.	243,020	7,762,059
Piedmont Office Realty Trust, Inc., Class A	1,645,682	11,997,022
PotlatchDeltic Corp.	303,938	12,987,271
Rayonier, Inc.	377,453	11,331,139
Retail Opportunity Investments Corp.	392,630	4,915,728
Rexford Industrial Realty, Inc.	120,101	5,447,781
RLJ Lodging Trust	1,095,131	10,929,407
Ryman Hospitality Properties, Inc.	75,171	7,898,217
Sabra Health Care REIT, Inc.	941,726	13,730,365
Service Properties Trust	2,565,380	13,801,744
SITE Centers Corp.	707,352	10,200,016
STAG Industrial, Inc.	248,271	8,704,381
Sunstone Hotel Investors, Inc.	912,030	9,375,668
Tanger, Inc.	291,912	8,100,558
Terreno Realty Corp.	63,919	3,616,537
Uniti Group, Inc.	3,088,706	9,760,311
Urban Edge Properties	410,792	7,283,342
Veris Residential, Inc.	269,916	4,127,016
Xenia Hotels & Resorts, Inc.	678,824	9,836,160
		648,515,575

Financial Services 7.2%
AGNC Investment Corp.	2,049,118	19,651,042
A-Mark Precious Metals, Inc.	316,956	12,025,311
Apollo Commercial Real Estate Finance, Inc.	722,737	7,299,644
Arbor Realty Trust, Inc. (a)	495,072	6,772,585
SECURITY	NUMBER OF SHARES	VALUE ($)
ARES Management Corp., Class A	79,306	11,116,322
Artisan Partners Asset Management, Inc., Class A	270,991	11,931,734
B Riley Financial, Inc. (a)	200,840	4,812,126
BGC Group, Inc., Class A	1,169,757	10,141,793
Blackstone Mortgage Trust, Inc., Class A	604,117	10,535,800
Brightsphere Investment Group, Inc.	414,482	9,189,066
BrightSpire Capital, Inc.	493,243	2,984,120
Cannae Holdings, Inc. *	237,452	4,316,877
Chimera Investment Corp.	1,098,488	13,072,014
Claros Mortgage Trust, Inc.	98,334	775,855
Cohen & Steers, Inc.	70,571	4,960,436
Coinbase Global, Inc., Class A *	188,139	42,504,363
Compass Diversified Holdings	379,094	8,628,179
Credit Acceptance Corp. *	30,468	14,954,608
Diamond Hill Investment Group, Inc.	18,406	2,761,636
Donnelley Financial Solutions, Inc. *	86,099	5,248,595
Encore Capital Group, Inc. *	202,215	8,945,992
Enova International, Inc. *	183,807	11,331,702
Essent Group Ltd.	246,476	13,975,189
Euronet Worldwide, Inc. *	147,344	17,177,363
EVERTEC, Inc.	141,739	4,956,613
FactSet Research Systems, Inc.	34,656	14,010,035
Federal Agricultural Mortgage Corp., Class C	4,038	705,317
FirstCash Holdings, Inc.	120,339	14,190,375
Franklin BSP Realty Trust, Inc.	91,201	1,161,901
Granite Point Mortgage Trust, Inc.	573,271	1,805,804
Green Dot Corp., Class A *	405,498	4,018,485
Hamilton Lane, Inc., Class A	5,778	725,081
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	106,554	3,547,183
Houlihan Lokey, Inc.	97,044	13,134,905
Interactive Brokers Group, Inc., Class A	58,283	7,327,339
KKR Real Estate Finance Trust, Inc.	327,515	3,098,292
Ladder Capital Corp.	575,138	6,430,043
MarketAxess Holdings, Inc.	40,829	8,122,113
MFA Financial, Inc.	787,885	8,430,369
Moelis & Co., Class A	238,460	13,499,221
Morningstar, Inc.	28,958	8,347,143
Mr Cooper Group, Inc. *	198,388	16,545,559
Nelnet, Inc., Class A	53,642	5,560,530
New York Mortgage Trust, Inc.	710,146	4,225,369
NMI Holdings, Inc., Class A *	162,226	5,382,659
Pagseguro Digital Ltd., Class A *	620,824	7,605,094
PennyMac Financial Services, Inc.	147,380	13,359,997
PennyMac Mortgage Investment Trust	563,022	7,702,141
Piper Sandler Cos.	50,711	10,739,576
PJT Partners, Inc., Class A	38,491	4,105,835
PRA Group, Inc. *	320,844	6,923,813
PROG Holdings, Inc.	511,156	19,316,585
Radian Group, Inc.	664,939	20,772,694
Ready Capital Corp.	127,294	1,056,540
Redwood Trust, Inc.	687,427	4,358,287
Rocket Cos., Inc., Class A *	85,581	1,189,576
StepStone Group, Inc., Class A	92,803	3,984,961
Stifel Financial Corp.	246,106	19,922,281
StoneCo Ltd., Class A *	420,725	5,822,834
StoneX Group, Inc. *	10,290	772,470
Toast, Inc., Class A *	41,445	1,004,212
TPG RE Finance Trust, Inc.	683,711	5,866,240
TPG, Inc.	251,404	10,538,856
Tradeweb Markets, Inc., Class A	65,958	7,190,082
Two Harbors Investment Corp.	442,122	5,681,268
Victory Capital Holdings, Inc., Class A	17,905	931,597
Virtu Financial, Inc., Class A	582,234	12,809,148
Walker & Dunlop, Inc.	125,221	12,019,964
WEX, Inc. *	55,959	10,482,240

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
World Acceptance Corp. *	40,027	5,143,069
XP, Inc., Class A	283,427	5,382,279
		605,018,327

Food, Beverage & Tobacco 2.3%
Adecoagro SA	661,722	6,511,344
B&G Foods, Inc.	999,120	9,531,605
Boston Beer Co., Inc., Class A *	23,565	7,391,634
Brown-Forman Corp., Class B	272,025	12,475,067
Calavo Growers, Inc.	177,864	4,796,992
Cal-Maine Foods, Inc.	176,705	10,897,397
Coca-Cola Consolidated, Inc.	9,506	9,325,766
Dole PLC	944,734	11,686,360
Fresh Del Monte Produce, Inc.	524,590	12,254,422
Hain Celestial Group, Inc. *	1,117,071	8,556,764
J & J Snack Foods Corp.	41,760	6,794,770
John B Sanfilippo & Son, Inc.	47,393	4,778,636
Lancaster Colony Corp.	47,245	8,763,948
MGP Ingredients, Inc.	7,393	573,845
Mission Produce, Inc. *	286,671	3,397,051
National Beverage Corp. *	61,192	2,827,070
Nomad Foods Ltd.	763,361	13,404,619
Pilgrim's Pride Corp. *	302,379	10,864,477
Seneca Foods Corp., Class A *	95,899	5,669,549
Simply Good Foods Co. *	107,866	4,151,762
TreeHouse Foods, Inc. *	319,499	11,601,009
Universal Corp.	248,850	11,934,846
Vector Group Ltd.	625,706	6,863,995
WK Kellogg Co.	313,693	5,957,030
		191,009,958

Health Care Equipment & Services 4.0%
Acadia Healthcare Co., Inc. *	195,974	13,500,649
AdaptHealth Corp. *	420,438	3,985,752
Addus HomeCare Corp. *	37,406	4,294,583
agilon health, Inc. *	164,526	1,036,514
Amedisys, Inc. *	112,883	10,289,286
AMN Healthcare Services, Inc. *	180,552	10,100,079
Astrana Health, Inc. *	19,284	798,936
Avanos Medical, Inc. *	180,840	3,600,524
Brookdale Senior Living, Inc. *	1,250,247	8,389,157
Clover Health Investments Corp. *	958,430	1,054,273
CONMED Corp.	51,171	3,911,511
CorVel Corp. *	2,391	573,481
Cross Country Healthcare, Inc. *	174,486	2,638,228
Dexcom, Inc. *	73,459	8,724,725
Embecta Corp.	708,837	8,768,314
Enhabit, Inc. *	733,599	6,741,775
Enovis Corp. *	171,317	8,612,106
Ensign Group, Inc.	80,228	9,726,843
Envista Holdings Corp. *	592,125	11,463,540
Evolent Health, Inc., Class A *	21,442	454,356
Fulgent Genetics, Inc. *	107,385	2,217,500
Globus Medical, Inc., Class A *	211,136	14,169,337
Haemonetics Corp. *	93,949	7,899,232
HealthEquity, Inc. *	56,793	4,638,852
ICU Medical, Inc. *	67,524	7,180,502
Inmode Ltd. *	33,793	646,460
Insulet Corp. *	13,987	2,478,357
Integer Holdings Corp. *	88,451	10,723,799
Integra LifeSciences Holdings Corp. *	162,087	5,008,488
LivaNova PLC *	73,947	4,515,943
Masimo Corp. *	79,851	9,941,450
Merit Medical Systems, Inc. *	75,680	6,141,432
ModivCare, Inc. *	89,382	2,441,916
Multiplan Corp. *(a)	5,066,724	2,720,324
National HealthCare Corp.	74,401	7,867,906
SECURITY	NUMBER OF SHARES	VALUE ($)
Neogen Corp. *	228,742	3,007,957
OmniAb, Inc., Class A *(c)	9,356	0
OmniAb, Inc., Class B *(c)	9,356	0
Omnicell, Inc. *	119,796	3,904,152
OPKO Health, Inc. *(a)	2,162,928	2,963,211
Option Care Health, Inc. *	248,654	7,414,862
Owens & Minor, Inc. *	914,565	15,940,868
Patterson Cos., Inc.	585,373	14,394,322
Pediatrix Medical Group, Inc. *	952,462	6,962,497
Penumbra, Inc. *	10,685	2,024,487
Premier, Inc., Class A	681,152	12,887,396
Privia Health Group, Inc. *	39,929	693,567
QuidelOrtho Corp. *	180,506	7,976,560
RadNet, Inc. *	82,997	4,866,944
Select Medical Holdings Corp.	555,387	19,188,621
Surgery Partners, Inc. *	34,230	944,748
Teladoc Health, Inc. *	265,158	2,980,376
U.S. Physical Therapy, Inc.	27,729	2,844,164
Varex Imaging Corp. *	172,035	2,657,941
Veeva Systems, Inc., Class A *	56,816	9,900,188
Zimvie, Inc. *	354,048	5,894,899
		334,703,890

Household & Personal Products 1.2%
BellRing Brands, Inc. *	63,703	3,705,603
Central Garden & Pet Co., Class A *	206,911	7,728,126
Coty, Inc., Class A *	652,005	6,754,772
Edgewell Personal Care Co.	255,950	9,874,551
Energizer Holdings, Inc.	247,725	7,089,889
Herbalife Ltd. *	1,178,018	12,133,585
Inter Parfums, Inc.	21,737	2,603,658
Medifast, Inc.	95,677	2,462,726
Nu Skin Enterprises, Inc., Class A	832,425	11,112,874
Reynolds Consumer Products, Inc.	185,517	5,276,103
Spectrum Brands Holdings, Inc.	230,167	20,655,187
USANA Health Sciences, Inc. *	118,958	5,662,401
WD-40 Co.	19,143	4,301,241
		99,360,716

Insurance 2.5%
Ambac Financial Group, Inc. *	246,952	4,375,989
AMERISAFE, Inc.	22,080	967,766
Assured Guaranty Ltd.	324,014	25,182,368
Axis Capital Holdings Ltd.	251,635	18,590,794
CNA Financial Corp.	145,974	6,706,046
Employers Holdings, Inc.	161,528	6,813,251
Enstar Group Ltd. *	30,661	9,601,186
Horace Mann Educators Corp.	159,873	5,462,860
James River Group Holdings Ltd.	279,114	2,179,880
Kemper Corp.	410,733	24,578,263
Kinsale Capital Group, Inc.	1,393	534,383
Mercury General Corp.	223,727	12,490,678
ProAssurance Corp. *	396,110	5,692,101
RenaissanceRe Holdings Ltd.	89,368	20,363,393
RLI Corp.	54,584	7,968,172
Safety Insurance Group, Inc.	83,322	6,444,957
Selective Insurance Group, Inc.	126,493	12,346,982
Stewart Information Services Corp.	244,811	15,498,984
United Fire Group, Inc.	162,214	3,609,262
Universal Insurance Holdings, Inc.	230,695	4,546,998
White Mountains Insurance Group Ltd.	8,377	15,137,239
		209,091,552

Materials 6.5%
AdvanSix, Inc.	216,375	5,128,087
Alpha Metallurgical Resources, Inc.	38,214	12,053,078

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Alto Ingredients, Inc. *	2,203,157	3,348,799
American Vanguard Corp.	204,981	1,781,285
Ardagh Metal Packaging SA	172,048	679,590
Ashland, Inc.	189,373	18,969,493
ATI, Inc. *	119,321	7,319,150
Avient Corp.	406,694	18,171,088
Balchem Corp.	48,466	7,444,378
Cabot Corp.	191,542	19,594,747
Carpenter Technology Corp.	168,835	18,718,736
Clearwater Paper Corp. *	170,922	9,082,795
Coeur Mining, Inc. *	1,413,270	8,126,302
Compass Minerals International, Inc.	260,821	3,380,240
Constellium SE, Class A *	610,489	13,229,297
Ecovyst, Inc. *	420,527	3,910,901
Element Solutions, Inc.	685,155	16,464,275
Ferroglobe PLC	119,189	709,174
Greif, Inc., Class A	164,077	10,655,160
Hawkins, Inc.	58,376	5,097,392
Haynes International, Inc.	10,091	593,553
HB Fuller Co.	192,347	15,316,592
Hecla Mining Co.	1,299,948	7,656,694
Ingevity Corp. *	202,518	9,893,004
Innospec, Inc.	89,223	11,670,368
Kaiser Aluminum Corp.	128,482	12,565,540
Knife River Corp. *	194,373	13,744,115
Koppers Holdings, Inc.	144,085	6,387,288
LSB Industries, Inc. *	93,379	916,048
Materion Corp.	53,667	6,138,431
Mativ Holdings, Inc.	480,343	8,631,764
Mercer International, Inc.	617,548	5,866,706
Metallus, Inc. *	298,170	7,159,062
Minerals Technologies, Inc.	170,979	14,832,428
Myers Industries, Inc.	177,738	2,808,260
NewMarket Corp.	21,270	11,380,939
Olympic Steel, Inc.	102,725	5,356,081
Orion SA	288,284	7,169,623
Pactiv Evergreen, Inc.	551,656	6,818,468
Perimeter Solutions SA *	104,093	791,107
Quaker Chemical Corp.	27,245	4,940,881
Radius Recycling, Inc., Class A	397,296	6,797,735
Rayonier Advanced Materials, Inc. *	337,673	1,907,852
Royal Gold, Inc.	82,609	10,589,648
Ryerson Holding Corp.	203,719	4,838,326
Scotts Miracle-Gro Co.	269,929	18,811,352
Sensient Technologies Corp.	174,295	13,537,493
Silgan Holdings, Inc.	87,894	4,152,991
Southern Copper Corp.	191,017	22,660,347
Stepan Co.	130,028	11,334,541
Summit Materials, Inc., Class A *	346,845	13,402,091
SunCoke Energy, Inc.	737,226	7,777,734
Sylvamo Corp.	339,799	24,234,465
TriMas Corp.	195,148	5,194,840
Trinseo PLC	1,604,056	6,143,534
Tronox Holdings PLC	956,616	18,950,563
Warrior Met Coal, Inc.	424,935	29,078,302
		543,912,733

Media & Entertainment 3.7%
AMC Entertainment Holdings, Inc., Class A *(a)	260,281	1,127,017
AMC Networks, Inc., Class A *	1,043,435	18,093,163
Bumble, Inc., Class A *	189,938	2,222,275
Cable One, Inc.	23,680	9,138,349
Cargurus, Inc. *	174,015	4,212,903
Cars.com, Inc. *	150,300	3,040,569
Cinemark Holdings, Inc. *	496,546	8,575,349
Clear Channel Outdoor Holdings, Inc. *	5,632,627	8,110,983
EchoStar Corp., Class A *	2,541,548	48,797,722
SECURITY	NUMBER OF SHARES	VALUE ($)
EW Scripps Co., Class A *	745,542	2,027,874
Gannett Co., Inc. *	2,113,086	7,945,203
Gray Television, Inc.	1,466,738	9,152,445
IAC, Inc. *	191,417	9,530,652
iHeartMedia, Inc., Class A *	2,903,635	2,687,605
John Wiley & Sons, Inc., Class A	264,454	9,639,348
Liberty Broadband Corp., Class C *	51,116	2,764,864
Liberty Media Corp.-Liberty Formula One, Class C *	158,724	11,767,797
Lions Gate Entertainment Corp., Class A *	919,776	7,643,339
Live Nation Entertainment, Inc. *	8,197	768,387
Match Group, Inc. *	341,476	10,459,410
New York Times Co., Class A	298,909	15,304,141
Pinterest, Inc., Class A *	242,181	10,048,090
Roku, Inc. *	83,483	4,791,924
Scholastic Corp.	187,456	6,800,904
Shutterstock, Inc.	67,438	2,740,006
Sinclair, Inc.	422,192	5,995,126
Sirius XM Holdings, Inc. (a)	2,494,524	7,034,558
Spotify Technology SA *	82,982	24,627,398
Taboola.com Ltd. *	753,107	3,019,959
Thryv Holdings, Inc. *	351,269	7,401,238
TKO Group Holdings, Inc.	8,516	928,840
Trade Desk, Inc., Class A *	52,793	4,898,134
TripAdvisor, Inc. *	363,960	6,678,666
WideOpenWest, Inc. *	695,304	3,497,379
Yelp, Inc. *	307,324	11,361,768
Ziff Davis, Inc. *	188,580	10,864,094
ZoomInfo Technologies, Inc. *	197,527	2,425,632
		306,123,111

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Alkermes PLC *	133,633	3,127,012
Amphastar Pharmaceuticals, Inc. *	11,565	489,546
Azenta, Inc. *	85,085	4,297,643
BioMarin Pharmaceutical, Inc. *	95,002	7,131,800
Bio-Rad Laboratories, Inc., Class A *	39,950	11,460,057
Bio-Techne Corp.	118,901	9,177,968
Bruker Corp.	149,450	9,790,470
Corcept Therapeutics, Inc. *	160,490	4,841,983
Elanco Animal Health, Inc. *	1,265,211	22,368,930
Emergent BioSolutions, Inc. *(b)	3,061,693	17,451,650
Exact Sciences Corp. *	47,648	2,165,602
Exelixis, Inc. *	493,994	10,714,730
Halozyme Therapeutics, Inc. *	97,412	4,314,377
Incyte Corp. *	209,077	12,082,560
Innoviva, Inc. *	363,864	5,745,413
Ironwood Pharmaceuticals, Inc. *	52,250	329,175
Ligand Pharmaceuticals, Inc. *	9,025	767,576
Medpace Holdings, Inc. *	17,814	6,882,261
Myriad Genetics, Inc. *	163,243	3,715,411
Neurocrine Biosciences, Inc. *	41,649	5,639,691
Pacira BioSciences, Inc. *	20,417	619,248
Prestige Consumer Healthcare, Inc. *	125,344	8,060,873
Repligen Corp. *	19,776	2,948,404
Royalty Pharma PLC, Class A	539,174	14,778,759
Supernus Pharmaceuticals, Inc. *	118,292	3,208,079
United Therapeutics Corp. *	78,155	21,502,785
Vir Biotechnology, Inc. *	70,740	726,500
		194,338,503

Real Estate Management & Development 1.1%
Compass, Inc., Class A *	365,375	1,370,156
CoStar Group, Inc. *	180,856	14,137,513
Cushman & Wakefield PLC *	1,228,684	13,650,679
DigitalBridge Group, Inc.	1,356,695	18,505,320

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
eXp World Holdings, Inc.	275,617	3,089,667
Howard Hughes Holdings, Inc. *	69,252	4,591,408
Kennedy-Wilson Holdings, Inc.	623,668	6,373,887
Marcus & Millichap, Inc.	118,905	3,844,199
Newmark Group, Inc., Class A	836,629	8,709,308
Opendoor Technologies, Inc. *	2,198,529	4,792,793
Zillow Group, Inc., Class C *	266,078	10,895,894
		89,960,824

Semiconductors & Semiconductor Equipment 2.4%
Allegro MicroSystems, Inc. *	19,357	583,420
Alpha & Omega Semiconductor Ltd. *	27,840	815,990
Amkor Technology, Inc.	518,943	16,912,352
Axcelis Technologies, Inc. *	28,752	3,234,313
Cirrus Logic, Inc. *	206,382	23,672,015
Cohu, Inc. *	114,969	3,706,601
Diodes, Inc. *	143,931	10,669,605
Enphase Energy, Inc. *	37,158	4,752,508
Entegris, Inc.	140,051	17,695,444
FormFactor, Inc. *	147,704	8,082,363
GLOBALFOUNDRIES, Inc. *	87,930	4,308,570
Ichor Holdings Ltd. *	121,667	4,622,129
Kulicke & Soffa Industries, Inc.	189,729	8,664,923
Lattice Semiconductor Corp. *	49,951	3,708,362
MaxLinear, Inc. *	46,279	822,378
Monolithic Power Systems, Inc.	16,749	12,321,067
Onto Innovation, Inc. *	38,156	8,268,405
Photronics, Inc. *	246,387	6,738,685
Power Integrations, Inc.	91,898	6,985,167
Rambus, Inc. *	15,470	854,872
Semtech Corp. *	312,146	12,139,358
Silicon Laboratories, Inc. *	105,059	13,255,294
SMART Global Holdings, Inc. *	196,736	4,048,827
SolarEdge Technologies, Inc. *	62,127	3,043,602
Synaptics, Inc. *	84,942	7,959,915
Ultra Clean Holdings, Inc. *	190,399	8,830,706
Universal Display Corp.	33,383	5,865,393
Wolfspeed, Inc. *	97,546	2,506,932
		205,069,196

Software & Services 2.7%
ACI Worldwide, Inc. *	332,140	11,960,361
Alarm.com Holdings, Inc. *	51,056	3,339,573
AppLovin Corp., Class A *	121,736	9,919,049
Bentley Systems, Inc., Class B	100,334	5,040,780
Blackbaud, Inc. *	58,040	4,523,638
Cerence, Inc. *	168,651	580,159
CommVault Systems, Inc. *	93,113	10,017,562
Consensus Cloud Solutions, Inc. *	126,778	2,392,301
Dolby Laboratories, Inc., Class A	138,708	11,236,735
Dynatrace, Inc. *	14,388	657,963
Envestnet, Inc. *	89,428	5,858,428
Fair Isaac Corp. *	16,559	21,359,951
Globant SA *	29,668	4,780,108
Guidewire Software, Inc. *	35,015	3,988,909
InterDigital, Inc.	74,177	8,446,535
LiveRamp Holdings, Inc. *	225,622	7,059,712
Manhattan Associates, Inc. *	36,829	8,085,439
NCR Voyix Corp. *	823,146	10,849,064
Okta, Inc. *	9,737	863,477
Palantir Technologies, Inc., Class A *	238,141	5,162,897
Pegasystems, Inc.	59,230	3,403,356
Perficient, Inc. *	54,652	4,052,446
Progress Software Corp.	68,154	3,452,000
PTC, Inc. *	51,178	9,019,611
Qualys, Inc. *	32,409	4,557,354
RingCentral, Inc., Class A *	225,217	7,702,421
SECURITY	NUMBER OF SHARES	VALUE ($)
Snowflake, Inc., Class A *	16,860	2,295,995
SPS Commerce, Inc. *	15,338	2,884,924
Teradata Corp. *	327,124	10,667,514
Twilio, Inc., Class A *	135,929	7,802,325
Tyler Technologies, Inc. *	21,134	10,151,928
Unisys Corp. *	1,043,406	4,476,212
Verint Systems, Inc. *	107,821	3,197,971
Workday, Inc., Class A *	33,770	7,140,666
Zoom Video Communications, Inc., Class A *	196,355	12,044,416
		228,971,780

Technology Hardware & Equipment 3.9%
ADTRAN Holdings, Inc.	435,191	2,415,310
Advanced Energy Industries, Inc.	77,276	8,301,761
Badger Meter, Inc.	28,487	5,496,851
Belden, Inc.	121,226	11,600,116
Benchmark Electronics, Inc.	483,637	20,830,246
Calix, Inc. *	21,952	783,686
Cognex Corp.	296,913	13,515,480
CommScope Holding Co., Inc. *	4,105,281	5,911,605
Comtech Telecommunications Corp. *(a)	292,497	728,317
Crane NXT Co.	119,095	7,529,186
CTS Corp.	88,456	4,683,745
ePlus, Inc. *	127,995	9,579,146
Fabrinet *	77,823	18,640,943
IPG Photonics Corp. *	119,901	10,399,014
Itron, Inc. *	114,132	12,274,897
Kimball Electronics, Inc. *	56,533	1,295,736
Knowles Corp. *	374,200	6,555,984
Littelfuse, Inc.	55,073	14,131,732
Lumentum Holdings, Inc. *	224,314	9,757,659
Methode Electronics, Inc.	270,388	3,185,171
NETGEAR, Inc. *	439,561	6,070,337
NetScout Systems, Inc. *	358,392	7,361,372
Novanta, Inc. *	24,074	3,903,840
OSI Systems, Inc. *	53,518	7,692,677
PC Connection, Inc.	108,253	7,322,233
Plexus Corp. *	147,209	16,213,599
Pure Storage, Inc., Class A *	87,741	5,289,905
Rogers Corp. *	50,203	5,923,954
ScanSource, Inc. *	337,498	16,007,530
Super Micro Computer, Inc. *	43,943	34,473,723
TTM Technologies, Inc. *	905,872	16,849,219
Viasat, Inc. *	458,258	7,739,978
Viavi Solutions, Inc. *	726,064	5,460,001
Vontier Corp.	374,161	14,958,957
		322,883,910

Telecommunication Services 0.3%
ATN International, Inc.	77,300	1,881,482
Cogent Communications Holdings, Inc.	83,382	4,937,882
Consolidated Communications Holdings, Inc. *	1,461,578	6,430,944
GCI Liberty, Inc. *(c)	31,423	0
Iridium Communications, Inc.	173,920	5,236,731
Shenandoah Telecommunications Co.	279,773	5,262,530
		23,749,569

Transportation 2.4%
Air Transport Services Group, Inc. *	515,506	6,959,331
Alaska Air Group, Inc. *	169,730	7,132,055
American Airlines Group, Inc. *	598,314	6,880,611
ArcBest Corp.	133,090	14,043,657
Costamare, Inc.	314,749	5,039,131
Covenant Logistics Group, Inc., Class A	71,615	3,403,861

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Danaos Corp.	53,917	5,217,548
Forward Air Corp.	159,215	2,674,812
Genco Shipping & Trading Ltd.	204,414	4,603,403
Global Ship Lease, Inc., Class A	54,269	1,623,186
Heartland Express, Inc.	305,252	3,455,453
JetBlue Airways Corp. *	1,006,500	5,626,335
Kirby Corp. *	149,351	18,544,914
Lyft, Inc., Class A *	420,391	6,562,303
Marten Transport Ltd.	291,992	5,168,258
Matson, Inc.	48,036	6,158,215
RXO, Inc. *	727,592	14,850,153
Saia, Inc. *	34,096	13,961,630
Schneider National, Inc., Class B	410,217	9,221,678
SkyWest, Inc. *	118,867	8,875,799
Star Bulk Carriers Corp.	261,409	7,078,956
United Airlines Holdings, Inc. *	408,529	21,647,952
XPO, Inc. *	206,752	22,118,329
		200,847,570

Utilities 2.9%
ALLETE, Inc.	232,208	14,663,935
American States Water Co.	61,291	4,510,405
Atlantica Sustainable Infrastructure PLC	387,961	8,527,383
Avangrid, Inc.	359,397	12,941,886
Avista Corp.	372,521	13,775,826
Black Hills Corp.	321,244	18,134,224
California Water Service Group	125,948	6,283,546
Chesapeake Utilities Corp.	44,169	4,947,370
Clearway Energy, Inc., Class C	238,798	6,686,344
Hawaiian Electric Industries, Inc.	1,076,560	11,831,394
IDACORP, Inc.	157,729	15,058,388
MGE Energy, Inc.	84,893	6,802,476
New Jersey Resources Corp.	299,783	13,028,569
Northwest Natural Holding Co.	162,075	6,064,846
Northwestern Energy Group, Inc.	259,496	13,483,412
ONE Gas, Inc.	212,768	13,112,892
Ormat Technologies, Inc.	101,029	7,617,587
Otter Tail Corp.	98,151	8,879,721
PNM Resources, Inc.	342,970	13,149,470
SJW Group	64,362	3,521,245
Southwest Gas Holdings, Inc.	320,105	24,836,947
Spire, Inc.	241,140	14,779,470
Unitil Corp.	69,235	3,703,380
		246,340,716
Total Common Stocks (Cost $7,522,116,007)		8,345,675,590

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)	7,463,565	7,463,565
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	43,642,892	43,642,892
		51,106,457
Total Short-Term Investments (Cost $51,106,457)		51,106,457
Total Investments in Securities (Cost $7,573,222,464)		8,396,782,047

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/21/24	96	9,963,840	(124,139)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $43,072,345.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value at May 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/24	BALANCE OF SHARES HELD AT 5/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Consumer Durables & Apparel 0.1%
Fossil Group, Inc.	$—	$171,200	($2,008,625 )	($4,815,951 )	$4,400,006	$—	—	$—
Tupperware Brands Corp.	—	883,118	(18,901)	7,637	1,622,090	7,173,042	4,122,438	—
						7,173,042

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/24	BALANCE OF SHARES HELD AT 5/31/24	DIVIDENDS RECEIVED
Equity Real Estate Investment Trusts (REITs) 0.2%
Ashford Hospitality Trust, Inc.	$—	$183,080	($2,168,913 )	($3,336,645 )	$2,535,292	$—	—	$—
Diversified Healthcare Trust	—	3,138,304	(9,825,116)	2,279,997	(11,102,206)	18,160,846	7,473,599	73,342
						18,160,846

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Emergent BioSolutions, Inc.	—	2,649,048	(25,658)	9,724	8,280,926	17,451,650	3,061,693	—

Transportation 0.0%
Daseke, Inc.	—	1,535,237	(18,118,057)	3,725,718	(3,729,879)	—	—	—
Total	$—	$8,559,987	($32,165,270 )	($2,129,520 )	$2,006,229	$42,785,538		$73,342

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$7,987,222,131	$—	$—	$7,987,222,131
Health Care Equipment & Services	334,703,890	—	0 *	334,703,890
Telecommunication Services	23,749,569	—	0 *	23,749,569
Short-Term Investments [1]	51,106,457	—	—	51,106,457
Liabilities
Futures Contracts [2]	(124,139)	—	—	(124,139)
Total	$8,396,657,908	$—	$0	$8,396,657,908

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.1% OF NET ASSETS

Australia 4.9%
AGL Energy Ltd.	1,360,464	9,255,867
Amcor PLC	991,151	9,782,010
Ampol Ltd.	339,012	7,827,971
ANZ Group Holdings Ltd.	2,154,181	40,472,035
APA Group	764,289	4,188,314
Aristocrat Leisure Ltd.	167,470	5,004,121
Aurizon Holdings Ltd.	2,226,779	5,449,785
BHP Group Ltd.	3,486,391	103,201,993
BlueScope Steel Ltd.	704,564	9,905,578
Brambles Ltd.	860,676	8,150,872
Coles Group Ltd.	932,510	10,183,124
Commonwealth Bank of Australia	728,640	57,926,949
Computershare Ltd.	195,038	3,442,505
CSL Ltd.	83,897	15,628,379
Downer EDI Ltd.	1,543,169	4,926,167
Endeavour Group Ltd.	1,068,982	3,526,196
Fortescue Ltd.	1,279,373	21,049,960
Goodman Group	223,006	4,971,357
Incitec Pivot Ltd.	1,796,527	3,536,550
Insurance Australia Group Ltd.	1,300,698	5,363,182
James Hardie Industries PLC *	100,718	3,134,112
JB Hi-Fi Ltd.	111,474	4,316,928
Lendlease Corp. Ltd.	1,291,587	5,119,462
Macquarie Group Ltd.	135,575	17,216,849
Medibank Pvt Ltd.	2,099,050	5,193,022
Metcash Ltd.	1,521,238	3,733,171
Mineral Resources Ltd.	70,004	3,336,215
Mirvac Group	2,412,741	3,145,004
National Australia Bank Ltd.	1,806,699	40,744,406
Northern Star Resources Ltd.	296,921	2,833,657
Orica Ltd.	301,034	3,667,714
Origin Energy Ltd.	1,101,366	7,463,804
QBE Insurance Group Ltd.	617,451	7,309,319
Ramsay Health Care Ltd.	112,084	3,511,649
Rio Tinto Ltd.	422,126	36,203,581
Santos Ltd.	1,457,941	7,398,078
Scentre Group	2,992,530	6,269,075
Sims Ltd.	291,006	2,053,391
Sonic Healthcare Ltd.	294,469	4,764,706
South32 Ltd.	4,607,357	12,164,570
Stockland	1,557,670	4,661,679
Suncorp Group Ltd.	1,023,562	10,830,256
Telstra Group Ltd.	4,183,009	9,653,230
Transurban Group	760,387	6,326,251
Treasury Wine Estates Ltd.	401,201	3,023,057
Viva Energy Group Ltd.	1,319,940	3,054,836
Wesfarmers Ltd.	619,386	26,729,667
Westpac Banking Corp.	2,652,383	45,827,881
Whitehaven Coal Ltd.	494,092	2,648,483
Woodside Energy Group Ltd.	659,690	12,152,736
SECURITY	NUMBER OF SHARES	VALUE ($)
Woolworths Group Ltd.	600,917	12,628,622
Worley Ltd.	292,234	2,847,231
		653,755,557

Austria 0.3%
BAWAG Group AG	76,701	5,045,954
Erste Group Bank AG	251,603	12,318,619
OMV AG	245,671	12,332,223
Raiffeisen Bank International AG	252,330	4,634,884
voestalpine AG	250,234	7,296,624
Wienerberger AG	121,682	4,557,378
		46,185,682

Belgium 0.7%
Ageas SA	209,965	10,416,762
Anheuser-Busch InBev SA	562,813	35,205,216
Colruyt Group NV	78,178	3,995,680
Groupe Bruxelles Lambert NV	117,800	8,977,430
KBC Group NV	176,616	12,819,352
Proximus SADP	487,600	3,827,116
Syensqo SA	61,196	6,073,428
UCB SA	60,879	8,502,506
Umicore SA	320,568	6,309,394
		96,126,884

Canada 7.5%
Agnico Eagle Mines Ltd.	161,976	11,044,763
Algonquin Power & Utilities Corp.	524,477	3,297,339
Alimentation Couche-Tard, Inc.	554,182	32,340,665
AltaGas Ltd.	191,520	4,320,317
ARC Resources Ltd.	232,264	4,394,299
Atco Ltd., Class I	125,058	3,625,641
AtkinsRealis Group, Inc.	114,205	4,468,837
B2Gold Corp.	980,312	2,761,544
Bank of Montreal	343,013	30,585,944
Bank of Nova Scotia	952,359	45,076,626
Barrick Gold Corp.	1,221,271	20,830,100
Bausch Health Cos., Inc. *	534,851	3,511,658
BCE, Inc.	270,448	9,249,375
Brookfield Corp.	242,755	10,569,277
Brookfield Infrastructure Corp., Class A (a)	83,589	2,880,223
Canadian Imperial Bank of Commerce	605,998	30,043,168
Canadian National Railway Co.	207,868	26,457,175
Canadian Natural Resources Ltd.	591,350	45,420,053
Canadian Pacific Kansas City Ltd.	177,958	14,163,271
Canadian Tire Corp. Ltd., Class A	68,910	6,877,098
Cenovus Energy, Inc.	596,296	12,427,663
CGI, Inc. *	97,591	9,635,603
CI Financial Corp.	350,162	3,758,112
Constellation Software, Inc.	1,523	4,235,630
Dollarama, Inc.	59,961	5,674,335

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Emera, Inc.	186,612	6,497,161
Enbridge, Inc.	1,393,008	50,921,460
Fairfax Financial Holdings Ltd.	11,872	13,362,674
Finning International, Inc.	147,176	4,395,360
First Quantum Minerals Ltd.	435,379	5,592,551
Fortis, Inc.	307,512	12,296,871
Franco-Nevada Corp.	22,398	2,755,325
George Weston Ltd.	78,243	11,114,679
Gildan Activewear, Inc.	130,079	4,975,475
Great-West Lifeco, Inc.	146,393	4,390,233
Hydro One Ltd.	149,113	4,294,594
iA Financial Corp., Inc.	52,383	3,410,092
Imperial Oil Ltd.	150,015	10,597,839
Intact Financial Corp.	47,078	7,875,632
Interfor Corp. *	137,289	1,786,676
Keyera Corp.	158,251	4,189,765
Kinross Gold Corp.	1,209,772	9,824,433
Linamar Corp.	75,603	3,938,355
Loblaw Cos. Ltd.	127,297	14,782,757
Lundin Mining Corp.	517,063	5,943,863
Magna International, Inc.	513,687	23,235,844
Manulife Financial Corp.	1,222,701	31,752,643
MEG Energy Corp. *	138,982	3,016,893
Methanex Corp.	71,618	3,841,097
Metro, Inc.	173,026	9,218,999
National Bank of Canada	145,071	12,397,257
Northland Power, Inc.	144,494	2,469,802
Nutrien Ltd.	501,607	29,390,273
Onex Corp.	169,426	12,008,906
Open Text Corp.	116,820	3,417,659
Parkland Corp.	140,517	4,054,237
Pembina Pipeline Corp.	294,745	10,947,393
Power Corp. of Canada	380,869	11,056,000
Restaurant Brands International, Inc.	82,223	5,637,356
RioCan Real Estate Investment Trust	180,099	2,284,350
Royal Bank of Canada	655,469	71,636,850
Russel Metals, Inc.	82,374	2,209,894
Saputo, Inc.	228,081	4,614,660
Stelco Holdings, Inc.	62,597	1,871,734
Sun Life Financial, Inc.	275,829	13,822,308
Suncor Energy, Inc.	1,463,946	59,711,255
TC Energy Corp.	659,639	25,434,197
Teck Resources Ltd., Class B	318,983	16,588,567
TELUS Corp.	287,831	4,731,902
TFI International, Inc.	31,309	4,142,072
Thomson Reuters Corp.	40,345	6,941,655
Toromont Industries Ltd.	32,046	2,798,486
Toronto-Dominion Bank	896,777	50,129,778
Tourmaline Oil Corp.	89,140	4,421,198
Veren, Inc.	496,496	4,319,732
Vermilion Energy, Inc.	213,963	2,646,382
Waste Connections, Inc.	52,707	8,654,133
West Fraser Timber Co. Ltd.	123,856	9,906,481
Wheaton Precious Metals Corp.	67,721	3,708,596
WSP Global, Inc.	36,731	5,523,864
		999,136,964

Denmark 1.0%
AP Moller - Maersk AS, Class A	5,996	10,507,203
AP Moller - Maersk AS, Class B	11,436	20,747,484
Carlsberg AS, Class B	47,474	6,419,047
Coloplast AS, Class B	31,088	3,731,990
Danske Bank AS	393,836	12,077,553
DSV AS	65,581	10,060,456
Novo Nordisk AS, Class B	301,389	40,676,790
Orsted AS *	101,265	6,174,030
Pandora AS	39,241	6,419,562
SECURITY	NUMBER OF SHARES	VALUE ($)
Svitzer AS *	34,593	1,356,894
Vestas Wind Systems AS *	360,346	10,114,359
		128,285,368

Finland 1.0%
Elisa OYJ	74,840	3,469,216
Fortum OYJ	529,999	8,063,764
Huhtamaki OYJ	79,320	3,198,116
Kesko OYJ, B Shares	306,373	5,561,045
Kone OYJ, B Shares	158,138	8,032,652
Neste OYJ	295,115	6,172,057
Nokia OYJ	4,924,716	19,198,453
Nordea Bank Abp	2,323,403	28,489,211
Outokumpu OYJ	855,793	3,543,391
Sampo OYJ, A Shares	282,443	12,093,092
Stora Enso OYJ, R Shares	727,056	10,584,401
UPM-Kymmene OYJ	477,982	18,239,231
Valmet OYJ	97,517	2,610,616
Wartsila OYJ Abp	286,227	5,967,529
		135,222,774

France 8.5%
Accor SA *	83,883	3,632,517
Air Liquide SA	183,792	36,006,193
Airbus SE	119,078	20,153,352
Alstom SA (a)	314,692	6,145,914
Arkema SA	84,933	8,644,052
Atos SE *(a)	782,483	1,419,453
AXA SA	1,235,690	44,335,401
Ayvens SA	422,825	3,151,163
BNP Paribas SA	1,091,819	80,243,333
Bollore SE	712,240	4,770,690
Bouygues SA	382,967	14,966,956
Bureau Veritas SA	109,366	3,276,884
Capgemini SE	64,214	12,938,304
Carrefour SA	1,294,630	21,067,691
Cie de Saint-Gobain SA	505,108	44,185,640
Cie Generale des Etablissements Michelin SCA	786,330	31,712,706
Credit Agricole SA	1,084,521	17,572,031
Danone SA	420,869	27,011,643
Dassault Systemes SE	77,227	3,107,860
Edenred SE	49,952	2,334,510
Eiffage SA	90,472	9,954,228
Elis SA	191,656	4,839,514
Engie SA	1,927,326	32,503,945
EssilorLuxottica SA	81,571	18,180,021
Eurazeo SE	51,870	4,349,951
Eurofins Scientific SE	53,883	3,238,303
Forvia SE *	368,047	6,009,257
Hermes International SCA	2,367	5,591,480
Kering SA	32,508	11,194,200
Klepierre SA	119,950	3,463,790
Legrand SA	92,866	9,990,795
L'Oreal SA	59,263	29,086,253
LVMH Moet Hennessy Louis Vuitton SE	48,590	38,765,446
Orange SA	3,514,569	40,920,320
Pernod Ricard SA	62,628	9,311,084
Publicis Groupe SA	128,135	14,299,819
Renault SA	512,946	29,836,234
Rexel SA	317,139	9,574,592
Rubis SCA	179,247	6,363,108
Safran SA	88,425	20,552,345
Sanofi SA	666,288	64,925,377
Schneider Electric SE	179,750	44,383,800
SCOR SE	169,227	4,864,714

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SES SA, Class A	693,705	3,953,701
Societe Generale SA	1,353,323	40,240,479
Sodexo SA	51,377	4,779,904
STMicroelectronics NV	206,019	8,466,427
Teleperformance SE	41,437	4,696,328
Thales SA	35,835	6,483,095
TotalEnergies SE	2,531,210	184,135,463
Unibail-Rodamco-Westfield	58,515	5,123,834
Valeo SE	645,008	7,905,488
Veolia Environnement SA	523,846	17,458,690
Vinci SA	295,184	36,675,687
Vivendi SE	424,605	4,655,605
Wendel SE	39,487	3,890,186
		1,137,339,756

Germany 7.3%
adidas AG	104,920	26,368,105
Allianz SE	274,327	79,902,225
Aurubis AG	99,438	8,382,305
BASF SE	1,499,953	78,828,339
Bayer AG	897,745	27,522,465
Bayerische Motoren Werke AG	456,146	46,141,979
Beiersdorf AG	28,205	4,419,901
Brenntag SE	116,795	8,365,776
Commerzbank AG	471,623	7,956,382
Continental AG	200,377	13,539,016
Covestro AG *	341,725	18,322,529
Daimler Truck Holding AG	353,174	15,017,994
Deutsche Bank AG	1,385,228	22,896,902
Deutsche Boerse AG	37,819	7,509,195
Deutsche Lufthansa AG	557,571	3,887,229
Deutsche Telekom AG	3,546,210	85,811,237
DHL Group	965,235	40,510,216
E.ON SE	1,932,630	25,764,204
Evonik Industries AG	309,573	6,778,578
Freenet AG	148,747	3,872,283
Fresenius Medical Care AG	316,495	13,461,732
Fresenius SE & Co. KGaA *	796,961	25,332,484
GEA Group AG	107,632	4,472,836
Hannover Rueck SE	26,363	6,531,006
Heidelberg Materials AG	186,600	19,390,275
Henkel AG & Co. KGaA	87,493	6,990,702
Infineon Technologies AG	349,672	13,978,908
K&S AG	305,957	4,483,981
KION Group AG	123,861	5,789,996
Kloeckner & Co. SE	330,225	2,179,632
Knorr-Bremse AG	47,763	3,660,715
Lanxess AG	201,566	5,426,735
Mercedes-Benz Group AG	1,059,592	76,379,427
Merck KGaA	43,042	7,779,941
METRO AG	469,939	2,502,362
MTU Aero Engines AG	17,028	4,223,957
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	56,184	27,928,843
ProSiebenSat.1 Media SE (a)	415,842	3,428,671
Puma SE	52,563	2,713,316
Rheinmetall AG	15,403	8,825,602
RWE AG	283,913	10,738,239
Salzgitter AG	104,678	2,579,591
SAP SE	305,625	55,063,263
Siemens AG	339,229	64,910,713
Siemens Energy AG *	597,826	16,108,171
Siemens Healthineers AG	87,960	5,097,221
Symrise AG	38,486	4,568,685
thyssenkrupp AG	1,523,276	7,484,500
United Internet AG	190,903	4,522,069
Volkswagen AG	82,372	11,723,356
SECURITY	NUMBER OF SHARES	VALUE ($)
Vonovia SE	433,085	13,540,518
Zalando SE *	128,068	3,371,491
		976,985,798

Hong Kong 1.6%
AIA Group Ltd.	3,895,809	30,102,405
BOC Hong Kong Holdings Ltd.	2,726,779	8,539,320
CK Asset Holdings Ltd.	1,937,373	7,639,688
CK Hutchison Holdings Ltd.	5,509,377	26,830,867
CLP Holdings Ltd.	1,393,713	11,018,445
Galaxy Entertainment Group Ltd.	619,390	2,968,949
Hang Seng Bank Ltd.	497,431	6,905,099
Hong Kong & China Gas Co. Ltd.	6,458,466	5,011,010
Hong Kong Exchanges & Clearing Ltd.	145,223	4,878,294
Hongkong Land Holdings Ltd.	943,951	3,199,994
Jardine Matheson Holdings Ltd.	475,682	17,505,098
Lenovo Group Ltd.	9,075,493	13,015,784
Link REIT	848,207	3,556,173
MTR Corp. Ltd.	851,119	2,882,992
New World Development Co. Ltd. (a)	3,747,457	4,052,418
Orient Overseas International Ltd.	221,013	3,751,657
Pacific Basin Shipping Ltd.	8,652,104	3,041,317
PCCW Ltd.	5,898,173	3,151,382
SITC International Holdings Co. Ltd. (a)	1,205,475	3,081,736
Sun Hung Kai Properties Ltd.	1,312,475	12,632,615
Swire Pacific Ltd., A Shares	844,759	7,337,186
Techtronic Industries Co. Ltd.	512,348	6,267,354
WH Group Ltd.	22,244,238	15,126,429
Wharf Real Estate Investment Co. Ltd.	882,886	2,556,113
Xinyi Glass Holdings Ltd.	2,376,817	2,937,849
		207,990,174

Ireland 0.1%
Bank of Ireland Group PLC	395,633	4,516,182
Glanbia PLC	153,808	3,140,779
Kerry Group PLC, Class A	72,266	6,103,560
Kingspan Group PLC	49,764	4,764,897
		18,525,418

Israel 0.2%
Bank Hapoalim BM	674,580	6,165,019
Bank Leumi Le-Israel BM	979,542	8,083,203
ICL Group Ltd.	720,810	3,353,821
Israel Corp. Ltd.	8,623	2,014,652
Israel Discount Bank Ltd., A Shares	610,186	3,114,650
Oil Refineries Ltd.	5,165,987	1,394,149
Teva Pharmaceutical Industries Ltd. *	423,401	6,987,829
		31,113,323

Italy 3.0%
A2A SpA	1,934,463	4,051,001
Assicurazioni Generali SpA	1,100,122	28,185,289
Banco BPM SpA	1,047,978	7,513,268
BPER Banca SpA	762,658	4,082,578
Enel SpA	8,759,306	63,292,559
Eni SpA	3,395,093	53,428,072
Ferrari NV	13,274	5,438,428
Hera SpA	967,819	3,561,750
Intesa Sanpaolo SpA	13,672,585	53,523,684
Iveco Group NV	320,064	3,813,388
Leonardo SpA *	348,110	8,907,293

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mediobanca Banca di Credito Finanziario SpA	373,051	5,880,367
Moncler SpA	38,878	2,584,692
Pirelli & C SpA	529,085	3,489,899
Poste Italiane SpA	324,304	4,436,010
Prysmian SpA	141,485	9,218,835
Snam SpA	1,187,316	5,605,642
Stellantis NV	2,918,235	63,994,297
Telecom Italia SpA *(a)	40,544,197	10,651,572
Tenaris SA	260,541	4,269,518
Terna - Rete Elettrica Nazionale	566,252	4,746,890
UniCredit SpA	1,197,579	47,303,818
Unipol Gruppo SpA	530,973	5,450,089
		403,428,939

Japan 26.0%
Advantest Corp.	131,188	4,435,406
Aeon Co. Ltd.	719,609	15,509,979
AGC, Inc.	326,766	11,409,622
Air Water, Inc.	291,970	4,270,534
Aisin Corp.	446,060	16,574,147
Ajinomoto Co., Inc.	209,079	7,457,366
Alfresa Holdings Corp.	506,801	7,138,655
Alps Alpine Co. Ltd.	693,870	6,530,489
Amada Co. Ltd.	348,652	3,929,254
Asahi Group Holdings Ltd.	411,536	15,034,702
Asahi Kasei Corp.	2,511,040	16,378,606
Astellas Pharma, Inc.	1,190,702	11,733,126
Bandai Namco Holdings, Inc.	345,374	6,290,117
Bridgestone Corp.	690,703	30,064,008
Brother Industries Ltd.	396,428	7,610,953
Canon, Inc.	1,016,366	29,440,950
Central Japan Railway Co.	692,005	15,461,068
Chubu Electric Power Co., Inc.	1,296,186	17,870,037
Chugai Pharmaceutical Co. Ltd.	181,183	5,512,335
Chugoku Electric Power Co., Inc.	652,903	4,674,128
Coca-Cola Bottlers Japan Holdings, Inc.	329,811	3,845,994
COMSYS Holdings Corp.	166,009	3,325,568
Cosmo Energy Holdings Co. Ltd.	208,676	10,373,712
Dai Nippon Printing Co. Ltd.	309,216	9,610,302
Daicel Corp.	376,280	3,801,231
Daido Steel Co. Ltd.	328,874	3,313,958
Daifuku Co. Ltd.	159,364	2,782,240
Dai-ichi Life Holdings, Inc.	881,783	23,606,612
Daiichi Sankyo Co. Ltd.	338,029	11,998,637
Daikin Industries Ltd.	128,676	18,788,194
Daito Trust Construction Co. Ltd.	84,269	8,901,749
Daiwa House Industry Co. Ltd.	965,201	25,643,286
Daiwa Securities Group, Inc.	899,686	7,064,892
Daiwabo Holdings Co. Ltd.	187,118	3,300,121
Denka Co. Ltd.	196,787	2,779,400
Denso Corp.	1,648,394	26,675,147
Dentsu Group, Inc.	172,149	4,555,000
DIC Corp.	220,154	4,555,925
Disco Corp.	14,209	5,559,906
Dowa Holdings Co. Ltd.	94,079	3,481,902
East Japan Railway Co.	957,846	16,637,123
Ebara Corp.	75,028	5,471,513
EDION Corp.	301,938	3,026,201
Eisai Co. Ltd.	136,083	5,847,902
Electric Power Development Co. Ltd.	411,939	6,919,170
ENEOS Holdings, Inc.	10,113,028	52,153,094
EXEO Group, Inc.	329,100	3,380,110
FANUC Corp.	441,496	12,358,910
Fast Retailing Co. Ltd.	34,574	8,846,737
Fuji Electric Co. Ltd.	110,614	6,578,628
FUJIFILM Holdings Corp.	852,881	19,424,488
SECURITY	NUMBER OF SHARES	VALUE ($)
Fujikura Ltd.	388,737	7,975,361
Fujitsu Ltd.	1,791,184	25,857,017
Furukawa Electric Co. Ltd.	215,198	5,796,768
Hakuhodo DY Holdings, Inc.	393,346	3,251,497
Hankyu Hanshin Holdings, Inc.	154,488	4,053,289
Hanwa Co. Ltd.	116,781	4,941,892
Haseko Corp.	417,202	4,707,112
Hino Motors Ltd. *	1,201,041	3,353,697
Hitachi Construction Machinery Co. Ltd.	136,303	3,686,326
Hitachi Ltd.	758,848	77,963,670
Honda Motor Co. Ltd.	8,817,974	99,293,041
Hoya Corp.	88,132	10,689,465
Idemitsu Kosan Co. Ltd.	3,614,682	24,681,369
IHI Corp.	212,382	5,470,886
Iida Group Holdings Co. Ltd.	331,798	4,522,647
INFRONEER Holdings, Inc.	283,412	2,457,277
Inpex Corp.	1,044,806	16,113,063
Isetan Mitsukoshi Holdings Ltd.	372,034	7,720,277
Isuzu Motors Ltd.	782,462	10,441,457
ITOCHU Corp.	1,138,950	53,705,937
Iwatani Corp.	77,427	4,493,028
Japan Exchange Group, Inc.	142,358	3,339,155
Japan Post Bank Co. Ltd.	352,196	3,480,610
Japan Post Holdings Co. Ltd.	2,727,758	26,297,708
Japan Post Insurance Co. Ltd.	293,099	5,634,618
Japan Tobacco, Inc.	892,594	25,287,655
JFE Holdings, Inc.	1,252,185	18,948,716
JGC Holdings Corp.	274,386	2,177,348
JSR Corp. *	22,257	613,981
JTEKT Corp.	636,709	4,610,868
Kajima Corp.	612,854	10,367,955
Kaneka Corp.	166,113	4,463,999
Kansai Electric Power Co., Inc.	1,138,370	20,551,438
Kao Corp.	402,989	17,663,866
Kawasaki Heavy Industries Ltd.	223,903	8,506,163
Kawasaki Kisen Kaisha Ltd.	375,142	5,565,838
KDDI Corp.	1,559,943	43,052,422
Kewpie Corp.	182,451	3,614,305
Keyence Corp.	24,520	11,030,060
Kikkoman Corp.	364,660	4,221,048
Kinden Corp.	199,763	4,255,983
Kintetsu Group Holdings Co. Ltd.	114,193	2,426,361
Kirin Holdings Co. Ltd.	783,056	10,838,059
Kobe Steel Ltd.	699,254	9,075,240
Koito Manufacturing Co. Ltd.	343,092	4,843,613
Komatsu Ltd.	894,261	26,160,029
Konica Minolta, Inc.	1,668,573	4,990,482
K's Holdings Corp.	467,297	4,344,528
Kubota Corp.	962,422	13,602,337
Kuraray Co. Ltd.	550,181	6,688,859
Kurita Water Industries Ltd.	72,585	3,103,956
Kyocera Corp.	1,075,232	12,220,334
Kyushu Electric Power Co., Inc.	1,334,419	15,552,441
Kyushu Railway Co.	139,936	3,079,313
Lixil Corp.	583,449	6,404,591
LY Corp.	1,494,751	3,546,996
Makita Corp.	224,433	6,616,807
Marubeni Corp.	1,465,060	28,528,325
MatsukiyoCocokara & Co.	246,737	3,482,533
Mazda Motor Corp.	1,525,662	16,092,047
Medipal Holdings Corp.	414,264	6,094,870
MEIJI Holdings Co. Ltd.	397,905	8,905,354
Minebea Mitsumi, Inc.	407,953	8,535,744
MISUMI Group, Inc.	205,093	3,519,907
Mitsubishi Chemical Group Corp.	2,817,429	14,893,495
Mitsubishi Corp.	3,359,949	70,622,110
Mitsubishi Electric Corp.	2,552,286	44,339,564
Mitsubishi Estate Co. Ltd.	904,786	15,197,319

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Gas Chemical Co., Inc.	309,976	5,813,098
Mitsubishi Heavy Industries Ltd.	2,990,433	26,032,724
Mitsubishi Materials Corp.	386,431	7,532,140
Mitsubishi Motors Corp.	1,171,394	3,258,241
Mitsubishi UFJ Financial Group, Inc.	6,272,413	66,178,757
Mitsui & Co. Ltd.	1,222,853	62,020,035
Mitsui Chemicals, Inc.	310,194	9,378,165
Mitsui Fudosan Co. Ltd.	1,981,933	18,167,772
Mitsui Mining & Smelting Co. Ltd.	124,726	4,028,822
Mitsui OSK Lines Ltd.	303,241	10,003,509
Mizuho Financial Group, Inc.	1,689,929	34,563,186
Morinaga Milk Industry Co. Ltd.	140,745	2,905,449
MS&AD Insurance Group Holdings, Inc.	1,185,469	24,751,178
Murata Manufacturing Co. Ltd.	1,024,436	19,338,760
Nagase & Co. Ltd.	237,525	4,650,892
Nagoya Railroad Co. Ltd.	213,297	2,443,866
NEC Corp.	304,488	22,524,885
NGK Insulators Ltd.	348,665	4,649,384
NH Foods Ltd.	235,492	7,218,588
NHK Spring Co. Ltd.	350,332	3,887,995
Nichirei Corp.	148,735	3,364,745
NIDEC Corp.	264,199	13,185,992
Nikon Corp.	384,830	3,991,682
Nintendo Co. Ltd.	453,779	24,703,804
NIPPON EXPRESS HOLDINGS, Inc.	37,430	1,845,240
Nippon Paint Holdings Co. Ltd.	333,370	2,242,337
Nippon Paper Industries Co. Ltd.	461,475	2,848,520
Nippon Sanso Holdings Corp.	95,535	2,817,810
Nippon Steel Corp.	1,329,857	29,043,681
Nippon Telegraph & Telephone Corp.	32,617,440	32,026,924
Nippon Yusen KK	558,310	17,710,874
Nissan Chemical Corp.	73,611	2,041,874
Nissan Motor Co. Ltd.	5,851,765	20,793,697
Nisshin Seifun Group, Inc.	330,778	3,708,873
Nissin Foods Holdings Co. Ltd.	103,933	2,617,753
Nissui Corp.	558,820	3,135,039
Niterra Co. Ltd.	215,758	6,488,735
Nitori Holdings Co. Ltd.	43,546	4,813,351
Nitto Denko Corp.	131,575	10,043,222
NOK Corp.	256,934	3,556,152
Nomura Holdings, Inc.	2,146,826	12,985,193
Nomura Research Institute Ltd.	153,148	4,097,071
NSK Ltd.	974,224	4,773,013
NTT Data Group Corp.	548,276	8,403,212
Obayashi Corp.	1,185,136	13,797,488
Oji Holdings Corp.	2,183,066	8,807,559
Olympus Corp.	457,124	7,195,241
Omron Corp.	163,208	5,336,235
Ono Pharmaceutical Co. Ltd.	246,820	3,573,232
ORIX Corp.	859,108	18,691,592
Osaka Gas Co. Ltd.	608,237	13,825,591
Otsuka Corp.	171,692	3,256,953
Otsuka Holdings Co. Ltd.	337,479	13,903,332
PALTAC Corp.	97,402	2,555,528
Pan Pacific International Holdings Corp.	184,765	4,746,548
Panasonic Holdings Corp.	3,702,525	32,596,922
Persol Holdings Co. Ltd.	2,271,936	3,268,858
Recruit Holdings Co. Ltd.	549,933	27,814,232
Renesas Electronics Corp.	339,678	6,346,334
Rengo Co. Ltd.	487,309	3,285,525
Resona Holdings, Inc.	1,307,687	9,020,540
Resonac Holdings Corp.	350,911	7,753,113
Ricoh Co. Ltd.	1,301,041	11,619,912
Rohm Co. Ltd.	244,474	3,155,005
Ryohin Keikaku Co. Ltd.	265,255	4,359,165
Sankyu, Inc.	92,575	3,342,585
Sanwa Holdings Corp.	202,097	3,750,777
SECURITY	NUMBER OF SHARES	VALUE ($)
SBI Holdings, Inc.	200,990	5,195,338
Secom Co. Ltd.	131,755	8,193,133
Seiko Epson Corp.	374,601	6,023,843
Seino Holdings Co. Ltd.	241,962	3,152,612
Sekisui Chemical Co. Ltd.	501,325	7,187,535
Sekisui House Ltd.	754,605	16,960,545
Seven & i Holdings Co. Ltd.	2,315,021	29,875,991
SG Holdings Co. Ltd.	465,555	4,704,581
Shimadzu Corp.	140,933	3,648,321
Shimamura Co. Ltd.	66,392	3,181,341
Shimano, Inc.	37,244	6,088,634
Shimizu Corp.	1,037,258	5,740,579
Shin-Etsu Chemical Co. Ltd.	847,499	31,576,612
Shionogi & Co. Ltd.	138,419	6,201,087
Shiseido Co. Ltd.	213,819	6,763,780
SMC Corp.	19,043	9,550,281
SoftBank Corp.	2,835,982	34,063,547
SoftBank Group Corp.	1,098,993	63,235,195
Sojitz Corp.	335,524	8,762,547
Sompo Holdings, Inc.	862,518	18,249,848
Sony Group Corp.	633,250	51,963,211
Stanley Electric Co. Ltd.	210,012	3,856,245
Subaru Corp.	1,112,095	24,769,051
SUMCO Corp.	292,944	4,395,698
Sumitomo Chemical Co. Ltd.	4,728,732	9,698,497
Sumitomo Corp.	1,166,503	30,293,670
Sumitomo Electric Industries Ltd.	1,644,382	26,625,919
Sumitomo Forestry Co. Ltd.	172,347	5,950,904
Sumitomo Heavy Industries Ltd.	232,211	6,294,943
Sumitomo Metal Mining Co. Ltd.	296,074	9,637,077
Sumitomo Mitsui Financial Group, Inc.	836,116	54,749,649
Sumitomo Mitsui Trust Holdings, Inc.	482,994	11,196,966
Sumitomo Realty & Development Co. Ltd.	295,702	9,226,045
Sumitomo Rubber Industries Ltd.	440,412	4,963,376
Sundrug Co. Ltd.	97,463	2,478,362
Suntory Beverage & Food Ltd.	128,335	4,696,647
Suzuken Co. Ltd.	230,080	6,948,740
Suzuki Motor Corp.	2,417,740	28,670,709
Sysmex Corp.	216,461	3,690,905
T&D Holdings, Inc.	303,708	5,460,733
Taiheiyo Cement Corp.	316,708	7,892,256
Taisei Corp.	296,401	11,254,731
Taiyo Yuden Co. Ltd.	129,453	2,724,242
Takeda Pharmaceutical Co. Ltd.	1,243,175	33,012,627
TDK Corp.	286,877	14,332,440
Teijin Ltd.	613,354	5,963,950
Terumo Corp.	455,218	7,734,462
TIS, Inc.	161,006	2,940,003
Tobu Railway Co. Ltd.	135,037	2,383,739
Toho Gas Co. Ltd.	187,730	4,926,651
Tohoku Electric Power Co., Inc.	1,535,559	15,541,739
Tokio Marine Holdings, Inc.	1,003,572	34,671,115
Tokyo Electric Power Co. Holdings, Inc. *	5,480,511	32,769,023
Tokyo Electron Ltd.	139,099	29,768,045
Tokyo Gas Co. Ltd.	646,192	14,495,064
Tokyu Corp.	406,336	4,744,832
Tokyu Fudosan Holdings Corp.	698,107	4,824,488
TOPPAN Holdings, Inc.	391,435	10,138,028
Toray Industries, Inc.	2,714,010	13,571,345
Tosoh Corp.	613,967	7,786,670
TOTO Ltd.	165,334	4,125,328
Toyo Seikan Group Holdings Ltd.	275,615	4,557,482
Toyo Suisan Kaisha Ltd.	69,989	5,037,231
Toyoda Gosei Co. Ltd.	163,757	3,173,121
Toyota Industries Corp.	140,529	13,235,096
Toyota Motor Corp.	9,891,389	214,073,715

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toyota Tsusho Corp.	314,378	19,083,342
Tsuruha Holdings, Inc.	50,377	2,982,003
UBE Corp.	265,004	4,874,441
Unicharm Corp.	132,684	4,264,767
West Japan Railway Co.	389,325	7,774,360
Yakult Honsha Co. Ltd.	137,061	2,495,348
Yamada Holdings Co. Ltd.	2,105,474	5,900,606
Yamaha Corp.	137,879	3,131,440
Yamaha Motor Co. Ltd.	1,279,049	12,473,465
Yamato Holdings Co. Ltd.	562,485	6,450,081
Yamazaki Baking Co. Ltd.	169,052	3,718,940
Yaskawa Electric Corp.	102,487	3,904,608
Yokogawa Electric Corp.	170,692	4,383,931
Yokohama Rubber Co. Ltd.	194,649	4,880,315
		3,469,003,434

Netherlands 2.8%
Aalberts NV	77,025	3,647,430
ABN AMRO Bank NV, GDR	447,845	7,608,722
Aegon Ltd.	1,839,988	11,873,081
Akzo Nobel NV	243,084	16,926,025
Aperam SA	95,562	2,732,566
ArcelorMittal SA	1,313,092	34,439,888
ASM International NV	5,028	3,494,464
ASML Holding NV	50,747	47,973,172
ASR Nederland NV	133,386	6,429,288
EXOR NV	218,614	24,420,974
Heineken Holding NV	99,822	8,138,340
Heineken NV	119,418	11,911,335
IMCD NV	16,657	2,520,747
ING Groep NV, Series N	2,677,674	47,568,211
Koninklijke Ahold Delhaize NV	1,605,815	49,752,983
Koninklijke KPN NV	2,719,336	10,167,066
Koninklijke Philips NV *	962,873	26,006,926
NN Group NV	427,222	19,845,660
Prosus NV	167,368	6,064,966
Randstad NV	206,102	10,829,221
SBM Offshore NV	225,622	3,465,832
Signify NV	187,553	5,073,898
Universal Music Group NV	25,365	786,986
Wolters Kluwer NV	54,803	8,689,115
		370,366,896

New Zealand 0.0%
Fletcher Building Ltd.	1,401,597	2,678,149
Spark New Zealand Ltd.	1,282,723	3,290,339
		5,968,488

Norway 0.7%
Aker BP ASA	153,124	3,920,854
DNB Bank ASA	673,173	13,153,782
Equinor ASA	1,070,890	30,882,968
Mowi ASA	325,008	5,812,142
Norsk Hydro ASA	1,705,484	11,517,626
Orkla ASA	620,976	4,940,466
Subsea 7 SA	240,349	4,435,501
Telenor ASA	972,857	11,339,059
Yara International ASA	245,378	7,591,576
		93,593,974

Poland 0.3%
KGHM Polska Miedz SA	167,832	6,466,882
ORLEN SA	759,155	12,257,933
PGE Polska Grupa Energetyczna SA *	1,615,582	2,779,770
SECURITY	NUMBER OF SHARES	VALUE ($)
Powszechna Kasa Oszczednosci Bank Polski SA	345,333	5,206,748
Powszechny Zaklad Ubezpieczen SA	507,382	6,443,764
		33,155,097

Portugal 0.2%
EDP - Energias de Portugal SA	2,642,638	10,703,666
Galp Energia SGPS SA	587,950	12,328,344
Jeronimo Martins SGPS SA	177,549	3,966,736
		26,998,746

Republic of Korea 5.9%
BNK Financial Group, Inc.	617,840	3,770,718
CJ CheilJedang Corp.	20,871	5,268,437
CJ Corp.	75,840	7,553,599
Coway Co. Ltd.	79,931	3,256,010
DB Insurance Co. Ltd.	66,394	4,963,186
DL E&C Co. Ltd.	169,960	4,173,659
Doosan Enerbility Co. Ltd. *	276,181	4,149,048
E-MART, Inc.	106,744	4,726,017
GS Engineering & Construction Corp. *	294,893	3,192,695
GS Holdings Corp.	201,205	6,336,021
Hana Financial Group, Inc.	421,265	18,772,923
Hankook Tire & Technology Co. Ltd.	139,501	4,418,128
Hanwha Corp.	262,671	5,131,812
Hanwha Solutions Corp.	124,002	2,816,701
HD Hyundai Co. Ltd.	109,254	5,421,075
HMM Co. Ltd.	333,878	4,340,619
Hyundai Engineering & Construction Co. Ltd.	180,561	4,329,656
Hyundai Glovis Co. Ltd.	38,442	4,983,814
Hyundai Marine & Fire Insurance Co. Ltd.	146,816	3,478,072
Hyundai Mobis Co. Ltd.	116,398	18,032,842
Hyundai Motor Co.	197,253	36,044,209
Hyundai Steel Co.	317,903	6,807,861
Industrial Bank of Korea	422,161	4,195,540
KB Financial Group, Inc.	456,528	26,180,581
Kia Corp.	363,459	30,897,493
Korea Electric Power Corp.	1,061,238	14,908,150
Korea Gas Corp. *	157,167	3,382,743
Korea Zinc Co. Ltd.	11,428	4,349,829
Korean Air Lines Co. Ltd.	215,524	3,245,586
KT&G Corp.	104,665	6,312,179
Kumho Petrochemical Co. Ltd.	34,514	3,674,381
LG Chem Ltd.	35,537	9,021,888
LG Corp.	54,967	3,227,631
LG Display Co. Ltd. *	1,078,992	7,738,536
LG Electronics, Inc.	260,875	19,746,271
LG H&H Co. Ltd.	15,332	4,623,242
LG Innotek Co. Ltd.	20,577	3,685,743
LG Uplus Corp.	744,820	5,191,227
Lotte Chemical Corp.	53,677	4,384,723
Lotte Shopping Co. Ltd.	54,532	2,595,543
NAVER Corp.	35,671	4,384,966
POSCO Holdings, Inc.	139,341	37,136,130
Samsung C&T Corp.	99,016	9,661,667
Samsung Electro-Mechanics Co. Ltd.	64,285	7,196,689
Samsung Electronics Co. Ltd.	4,669,419	247,880,031
Samsung Fire & Marine Insurance Co. Ltd.	41,531	10,453,616
Samsung Life Insurance Co. Ltd.	93,843	5,713,745
Samsung SDI Co. Ltd.	18,614	5,034,808
Samsung SDS Co. Ltd.	45,750	5,062,222
Shinhan Financial Group Co. Ltd.	634,582	21,610,300

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SK Hynix, Inc.	505,885	69,129,639
SK Innovation Co. Ltd. *	105,403	7,612,798
SK, Inc.	135,862	17,290,011
S-Oil Corp.	78,945	3,888,664
Woori Financial Group, Inc.	992,638	10,159,027
		781,542,701

Singapore 0.7%
ComfortDelGro Corp. Ltd.	3,170,073	3,259,896
DBS Group Holdings Ltd.	872,793	23,238,751
Golden Agri-Resources Ltd.	4,515,749	885,310
Jardine Cycle & Carriage Ltd.	143,549	2,733,559
Olam Group Ltd.	2,290,625	1,931,873
Oversea-Chinese Banking Corp. Ltd.	1,643,743	17,644,974
Singapore Airlines Ltd.	695,447	3,483,152
Singapore Telecommunications Ltd.	5,722,889	10,499,937
United Overseas Bank Ltd.	622,778	14,186,087
Venture Corp. Ltd.	297,570	3,086,433
Wilmar International Ltd.	3,442,483	7,869,551
		88,819,523

Spain 3.1%
Acciona SA	19,052	2,438,507
Acerinox SA	314,616	3,439,378
ACS Actividades de Construccion y Servicios SA	259,357	11,577,658
Aena SME SA	22,743	4,434,286
Amadeus IT Group SA	93,947	6,663,949
Banco Bilbao Vizcaya Argentaria SA	5,390,854	58,171,947
Banco de Sabadell SA	5,810,623	12,228,077
Banco Santander SA	21,500,494	112,841,707
CaixaBank SA	994,217	5,688,024
Cellnex Telecom SA *	58,214	2,118,998
Enagas SA	194,009	2,976,005
Endesa SA	321,675	6,390,547
Ferrovial SE	117,692	4,632,809
Grifols SA *	257,294	2,605,481
Iberdrola SA	4,050,420	53,205,322
Industria de Diseno Textil SA	396,740	18,761,325
Mapfre SA	1,428,509	3,427,243
Naturgy Energy Group SA	114,499	3,067,726
Redeia Corp. SA	266,479	4,784,848
Repsol SA	2,072,388	33,791,747
Telefonica SA	13,398,957	62,329,187
		415,574,771

Sweden 2.1%
Alfa Laval AB	116,548	5,376,820
Assa Abloy AB, B Shares	382,972	11,186,342
Atlas Copco AB, A Shares	642,396	12,264,968
Atlas Copco AB, B Shares	408,781	6,733,856
Boliden AB	323,519	11,283,114
Electrolux AB, B Shares *	395,003	3,747,518
Epiroc AB, A Shares	198,641	4,130,642
Epiroc AB, B Shares	119,164	2,225,289
Essity AB, B Shares	438,013	11,223,948
H & M Hennes & Mauritz AB, B Shares	594,805	10,496,692
Hexagon AB, B Shares	532,777	5,835,765
Investor AB, A Shares	275,557	7,393,811
Investor AB, B Shares	895,365	24,211,939
Sandvik AB	579,626	12,703,362
Securitas AB, B Shares	656,634	6,730,417
Skandinaviska Enskilda Banken AB, A Shares	791,185	11,220,215
Skanska AB, B Shares	560,025	9,864,282
SECURITY	NUMBER OF SHARES	VALUE ($)
SKF AB, B Shares	400,138	8,723,961
SSAB AB, A Shares	383,668	2,226,742
SSAB AB, B Shares	870,768	5,033,915
Svenska Cellulosa AB SCA, B Shares	276,597	4,230,273
Svenska Handelsbanken AB, A Shares	955,669	8,963,145
Svenska Handelsbanken AB, B Shares	3,000	34,601
Swedbank AB, A Shares	663,572	13,760,797
Tele2 AB, B Shares	680,303	6,636,661
Telefonaktiebolaget LM Ericsson, B Shares	2,889,386	17,742,037
Telia Co. AB	4,887,016	12,662,228
Trelleborg AB, B Shares	118,135	4,594,114
Volvo AB, A Shares	195,008	5,280,710
Volvo AB, B Shares	1,263,192	33,870,245
Volvo Car AB, B Shares *	914,230	3,053,315
		283,441,724

Switzerland 4.8%
ABB Ltd.	551,324	30,189,443
Adecco Group AG	302,701	11,455,093
Alcon, Inc.	106,493	9,483,620
ams-OSRAM AG *	887,457	1,416,055
Baloise Holding AG	25,250	4,363,437
Barry Callebaut AG	1,887	3,275,555
Chocoladefabriken Lindt & Spruengli AG	18	2,138,890
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	248	2,889,187
Cie Financiere Richemont SA, Class A	138,240	22,073,349
Coca-Cola HBC AG	121,021	4,080,140
DKSH Holding AG	42,911	2,910,994
Galenica AG	33,404	2,765,925
Geberit AG	11,284	6,884,347
Georg Fischer AG	48,329	3,492,824
Givaudan SA	1,988	9,336,758
Holcim AG	412,390	36,011,843
Julius Baer Group Ltd.	90,726	5,438,632
Kuehne & Nagel International AG	21,326	6,039,786
Logitech International SA	53,616	5,313,164
Lonza Group AG	14,375	7,750,374
Nestle SA	1,004,847	106,438,153
Novartis AG	709,280	73,251,253
Partners Group Holding AG	4,520	6,042,366
Roche Holding AG	391,901	100,348,203
Roche Holding AG, Bearer Shares	16,197	4,538,715
Sandoz Group AG	170,183	6,047,849
Schindler Holding AG	7,624	1,926,810
Schindler Holding AG, Participation Certificates	16,484	4,268,317
SGS SA	62,608	5,829,487
Sika AG	28,725	8,689,301
Sonova Holding AG	13,397	4,229,303
Swatch Group AG	40,505	1,688,176
Swatch Group AG, Bearer Shares	22,286	4,771,425
Swiss Life Holding AG	15,534	10,810,004
Swiss Prime Site AG	28,821	2,661,186
Swiss Re AG	147,372	18,736,982
Swisscom AG	17,582	9,709,419
UBS Group AG	1,741,325	54,991,242
Zurich Insurance Group AG	74,887	39,321,589
		641,609,196

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 15.4%
3i Group PLC	291,959	10,642,401
abrdn PLC	2,963,462	5,850,157
Admiral Group PLC	140,356	4,849,949
Anglo American PLC	1,706,978	54,626,478
Antofagasta PLC	225,322	6,319,962
Ashtead Group PLC	175,399	12,702,321
Associated British Foods PLC	313,730	10,185,741
AstraZeneca PLC	310,145	48,135,432
Aviva PLC	3,043,644	18,596,919
B&M European Value Retail SA	635,386	4,405,667
BAE Systems PLC	1,393,698	24,700,418
Balfour Beatty PLC	781,371	3,694,839
Barclays PLC	18,706,759	52,398,351
Barratt Developments PLC	1,455,022	9,321,946
Bellway PLC	169,855	5,791,423
Berkeley Group Holdings PLC	91,428	6,099,678
BP PLC	22,041,815	136,992,576
British American Tobacco PLC	2,425,491	74,578,422
BT Group PLC	15,810,924	26,290,377
Bunzl PLC	185,664	6,940,330
Burberry Group PLC	253,397	3,339,167
Centrica PLC	4,895,543	8,822,814
Compass Group PLC	721,854	20,145,883
CRH PLC	458,851	35,741,892
Croda International PLC	50,413	2,914,035
Currys PLC *	8,306,183	8,195,955
DCC PLC	145,334	10,528,727
Diageo PLC	640,116	21,438,450
Direct Line Insurance Group PLC	2,722,520	7,431,770
Dowlais Group PLC	1,418,027	1,248,455
DS Smith PLC	1,733,135	8,407,246
Entain PLC	333,585	2,867,711
Experian PLC	218,061	10,014,298
Ferguson PLC	94,127	19,054,946
Firstgroup PLC	1,922,263	4,177,753
Flutter Entertainment PLC *	22,329	4,235,961
Glencore PLC	20,107,248	123,074,566
Grafton Group PLC	231,146	2,922,349
GSK PLC	2,522,480	56,733,262
Haleon PLC	3,097,390	12,820,626
Harbour Energy PLC	745,073	3,130,467
Hays PLC	3,120,996	4,283,595
HSBC Holdings PLC	11,451,655	101,536,784
IG Group Holdings PLC	292,801	3,019,632
Imperial Brands PLC	1,071,023	26,467,975
Inchcape PLC	503,319	5,100,970
Informa PLC	371,334	4,008,247
InterContinental Hotels Group PLC	34,946	3,514,965
International Distribution Services PLC *	2,683,153	11,485,226
Intertek Group PLC	81,241	4,940,103
ITV PLC	4,849,326	4,914,630
J Sainsbury PLC	4,040,054	14,258,597
John Wood Group PLC *	2,629,639	5,922,708
Johnson Matthey PLC	432,476	9,680,043
Kingfisher PLC	4,737,715	15,930,658
Legal & General Group PLC	4,789,886	15,246,199
Lloyds Banking Group PLC	69,407,195	49,062,575
London Stock Exchange Group PLC	47,764	5,571,695
M&G PLC	4,382,010	11,108,131
Man Group PLC	1,031,146	3,460,684
Marks & Spencer Group PLC	2,831,857	10,888,665
Melrose Industries PLC	667,491	5,233,371
Mondi PLC	596,985	11,864,862
National Grid PLC	2,138,370	24,023,968
NatWest Group PLC	4,253,917	17,060,665
Next PLC	56,104	6,670,280
SECURITY	NUMBER OF SHARES	VALUE ($)
Pearson PLC	570,853	6,890,155
Persimmon PLC	723,251	13,306,176
Phoenix Group Holdings PLC	527,460	3,332,289
Prudential PLC	1,144,507	10,885,176
Reckitt Benckiser Group PLC	228,421	12,947,549
RELX PLC	433,134	18,838,075
Rentokil Initial PLC	513,009	2,706,053
Rio Tinto PLC	1,234,163	86,046,329
RS Group PLC	264,540	2,369,473
Sage Group PLC	291,855	3,799,503
Severn Trent PLC	139,490	4,237,502
Shell PLC	9,280,572	332,207,335
Smith & Nephew PLC	487,427	6,146,340
Smiths Group PLC	213,333	4,677,218
Smurfit Kappa Group PLC	249,239	12,122,041
Spectris PLC	63,392	2,639,238
SSE PLC	852,590	19,050,823
St. James's Place PLC	313,027	1,991,135
Standard Chartered PLC	1,643,841	16,270,494
Tate & Lyle PLC	385,280	3,394,524
Taylor Wimpey PLC	5,082,071	9,521,325
Tesco PLC	11,721,435	46,412,777
Travis Perkins PLC	458,759	5,020,268
Unilever PLC	1,301,114	70,884,947
United Utilities Group PLC	393,444	5,089,475
Vodafone Group PLC	76,458,410	73,613,645
Whitbread PLC	71,953	2,705,258
WPP PLC	968,289	10,069,713
		2,052,799,784
Total Common Stocks (Cost $10,509,669,590)		13,096,970,971

PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.7%
Bayerische Motoren Werke AG	83,658	8,028,407
FUCHS SE	77,958	3,761,009
Henkel AG & Co. KGaA	141,255	12,746,149
Volkswagen AG	538,786	67,264,170
		91,799,735

Italy 0.0%
Telecom Italia SpA - RSP *	23,035,338	6,596,887

Republic of Korea 0.4%
Hyundai Motor Co.	28,957	3,208,265
Hyundai Motor Co. 2nd	45,035	4,996,119
LG Chem Ltd.	5,721	979,291
Samsung Electronics Co. Ltd.	865,813	37,707,937
		46,891,612

Spain 0.0%
Grifols SA, B Shares *	215,741	1,550,459
Total Preferred Stocks (Cost $143,234,258)		146,838,693

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

France 0.0%
Alstom SA
expires 06/11/24, strike EUR 13.00 *(a)	299,199	321,043

United Kingdom 0.0%
National Grid PLC
expires 06/10/24, strike GBP 6.45 *	733,717	1,831,436
Total Rights (Cost $0)		2,152,479

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	1,396	7,107
Total Warrants (Cost $0)		7,107

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)	5,495,313	5,495,313
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)(d)	26,260,755	26,260,755
		31,756,068
Total Short-Term Investments (Cost $31,756,068)		31,756,068

Total Investments in Securities (Cost $10,684,659,916)		13,277,725,318

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/21/24	836	99,074,360	1,958,119

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $23,958,894.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro
GBP —	British Pound

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,096,970,971	$—	$—	$13,096,970,971
Preferred Stocks[1]	146,838,693	—	—	146,838,693
Rights[1]	2,152,479	—	—	2,152,479
Warrants
Canada	—	—	7,107	7,107
Short-Term Investments[1]	31,756,068	—	—	31,756,068
Futures Contracts[2]	1,958,119	—	—	1,958,119
Total	$13,279,676,330	$—	$7,107	$13,279,683,437

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 5.2%
Accent Group Ltd.	100,677	125,876
Adbri Ltd. *	1,194,994	2,527,244
ALS Ltd.	326,404	3,062,929
AMP Ltd.	5,712,066	4,045,733
Ansell Ltd.	234,740	3,816,984
ARB Corp. Ltd.	43,143	1,101,783
ASX Ltd.	75,405	3,126,734
Austal Ltd.	1,088,352	1,729,903
Bank of Queensland Ltd.	865,811	3,310,894
Bapcor Ltd.	477,571	1,349,837
Beach Energy Ltd.	2,893,266	3,222,980
Bega Cheese Ltd.	682,717	2,025,023
Bendigo & Adelaide Bank Ltd.	700,256	5,090,160
Breville Group Ltd.	80,028	1,418,383
Brickworks Ltd.	7,906	137,231
CAR Group Ltd.	78,414	1,819,487
Challenger Ltd. (a)	489,727	2,110,491
Champion Iron Ltd.	413,762	1,931,711
Charter Hall Group	230,841	1,860,673
Charter Hall Retail REIT	295,884	643,463
Cleanaway Waste Management Ltd.	1,779,612	3,302,052
Cochlear Ltd.	15,437	3,311,523
Collins Foods Ltd.	139,409	852,969
Coronado Global Resources, Inc.	1,853,211	1,374,213
Credit Corp. Group Ltd.	65,716	651,196
Cromwell Property Group	2,241,465	663,356
CSR Ltd.	811,961	4,805,954
Deterra Royalties Ltd.	38,126	117,397
Dexus	724,111	3,265,045
Domino's Pizza Enterprises Ltd.	43,661	1,124,013
Eagers Automotive Ltd.	326,005	2,194,114
Elders Ltd.	325,174	1,781,958
Evolution Mining Ltd.	1,924,990	5,018,442
EVT Ltd.	113,783	880,815
FleetPartners Group Ltd. *	730,100	1,738,280
Flight Centre Travel Group Ltd.	80,503	1,009,201
G8 Education Ltd.	1,985,563	1,591,201
GPT Group	1,082,227	3,015,691
GrainCorp Ltd., Class A	608,980	3,369,619
GUD Holdings Ltd.	114,840	813,387
Harvey Norman Holdings Ltd.	1,164,213	3,453,200
Healius Ltd. *	1,433,414	1,210,681
Helia Group Ltd.	462,994	1,268,607
HomeCo Daily Needs REIT	202,368	162,848
IDP Education Ltd.	18,362	194,776
IGO Ltd.	241,036	1,120,504
Iluka Resources Ltd.	331,294	1,575,339
Inghams Group Ltd.	392,027	922,940
Insignia Financial Ltd.	1,114,717	1,630,954
IRESS Ltd. *	239,361	1,275,088
Johns Lyng Group Ltd.	34,220	128,128
Lottery Corp. Ltd.	697,316	2,258,463
SECURITY	NUMBER OF SHARES	VALUE ($)
Lynas Rare Earths Ltd. *	172,414	763,662
Magellan Financial Group Ltd.	326,295	1,772,911
McMillan Shakespeare Ltd.	84,205	927,369
Monadelphous Group Ltd.	157,999	1,450,066
Myer Holdings Ltd.	309,807	133,924
National Storage REIT	409,627	610,226
New Hope Corp. Ltd.	180,692	597,241
nib holdings Ltd.	448,572	2,219,522
Nickel Industries Ltd.	459,476	293,352
Nine Entertainment Co. Holdings Ltd.	1,619,168	1,512,943
NRW Holdings Ltd.	1,220,467	2,499,949
Nufarm Ltd.	743,313	2,209,702
oOh!media Ltd.	874,992	829,227
Orora Ltd.	2,011,071	2,741,799
Perenti Ltd.	2,822,403	1,886,425
Perpetual Ltd.	96,975	1,396,279
Perseus Mining Ltd.	842,915	1,317,365
Pilbara Minerals Ltd.	65,673	165,531
Platinum Asset Management Ltd.	1,294,202	877,923
Premier Investments Ltd.	71,035	1,420,090
Qantas Airways Ltd. *	846,904	3,463,887
Qube Holdings Ltd.	1,331,539	3,179,089
Ramelius Resources Ltd.	1,040,915	1,363,754
REA Group Ltd.	8,925	1,108,231
Reece Ltd.	121,594	2,099,284
Region RE Ltd.	700,566	992,392
Regis Resources Ltd. *	1,571,934	1,944,472
Reliance Worldwide Corp. Ltd.	689,242	2,223,145
Resolute Mining Ltd. *	740,989	275,965
Sandfire Resources Ltd. *	446,725	2,748,124
SEEK Ltd.	149,509	2,231,231
Seven Group Holdings Ltd.	157,533	4,105,832
Sigma Healthcare Ltd.	3,295,089	2,750,206
Silver Lake Resources Ltd. *	1,371,961	1,400,569
Star Entertainment Group Ltd. *	6,373,838	1,907,515
Steadfast Group Ltd.	310,476	1,139,781
Super Retail Group Ltd.	271,410	2,362,761
Tabcorp Holdings Ltd.	1,924,416	787,097
TPG Telecom Ltd.	454,359	1,405,098
Ventia Services Group Pty. Ltd.	151,271	362,170
Vicinity Ltd.	3,323,708	4,310,343
Washington H Soul Pattinson & Co. Ltd.	92,353	1,906,457
Waypoint REIT Ltd.	418,343	656,597
West African Resources Ltd. *	316,575	322,124
Westgold Resources Ltd.	567,004	871,069
Xero Ltd. *	2,307	207,127
Yancoal Australia Ltd. (a)	460,275	1,977,444
		174,266,743

Austria 0.5%
ANDRITZ AG	77,223	4,606,637
AT&S Austria Technologie & Systemtechnik AG (a)	43,369	1,000,008
EVN AG	46,697	1,457,459
Lenzing AG *(a)	36,094	1,363,590

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mayr Melnhof Karton AG	15,157	1,882,387
Oesterreichische Post AG (a)	48,128	1,598,781
Schoeller-Bleckmann Oilfield Equipment AG	3,080	130,737
UNIQA Insurance Group AG	162,179	1,443,704
Verbund AG	27,896	2,295,519
Vienna Insurance Group AG Wiener Versicherung Gruppe	60,002	1,921,575
		17,700,397

Belgium 1.1%
Ackermans & van Haaren NV	23,639	4,180,419
Aedifica SA (a)	13,760	892,537
Azelis Group NV	21,656	457,029
Barco NV	71,091	994,031
Bekaert SA	76,284	3,580,872
bpost SA	599,904	2,178,450
Cofinimmo SA	24,041	1,586,813
Deme Group NV	2,075	366,726
D'ieteren Group	15,708	3,403,698
Elia Group SA	25,874	2,623,494
Fagron	46,242	944,770
KBC Ancora	25,999	1,301,150
Lotus Bakeries NV	94	998,013
Melexis NV	12,982	1,164,807
Ontex Group NV *	294,313	2,904,310
Recticel SA	76,447	1,141,954
Sofina SA	12,850	3,099,680
Solvay SA	114,057	4,164,074
Tessenderlo Group SA	9,360	258,603
Warehouses De Pauw CVA	40,935	1,189,188
		37,430,618

Canada 7.0%
ADENTRA, Inc.	39,375	1,116,706
Advantage Energy Ltd. *	124,109	1,055,220
Aecon Group, Inc.	228,380	2,752,656
Ag Growth International, Inc.	16,194	617,752
Air Canada *	125,886	1,680,758
Alamos Gold, Inc., Class A	166,950	2,791,175
Algoma Steel Group, Inc.	400,092	3,078,873
Allied Properties Real Estate Investment Trust	140,067	1,735,489
Altus Group Ltd.	23,456	808,394
Aritzia, Inc. *	42,334	1,057,457
Artis Real Estate Investment Trust (a)	248,806	1,184,573
Athabasca Oil Corp. *	60,397	221,978
ATS Corp. *	26,844	855,054
AutoCanada, Inc. *	91,242	1,372,161
Badger Infrastructure Solution	34,138	1,025,029
Baytex Energy Corp.	578,078	2,124,616
Birchcliff Energy Ltd.	333,101	1,517,483
BlackBerry Ltd. *	202,395	564,209
Boardwalk Real Estate Investment Trust	19,901	1,027,351
Bombardier, Inc., Class B *	70,927	4,773,908
Boralex, Inc., Class A	45,069	1,143,628
Boyd Group Services, Inc.	9,794	1,639,291
Brookfield Renewable Corp., Class A (a)	74,735	2,355,840
BRP, Inc.	31,313	1,956,215
CAE, Inc. *	178,211	3,345,501
Cameco Corp.	72,112	4,000,903
Canaccord Genuity Group, Inc.	190,705	1,296,875
Canada Goose Holdings, Inc. *	48,471	700,494
Canadian Apartment Properties REIT	89,441	2,926,361
Canadian Western Bank	110,059	2,045,112
Canfor Corp. *	275,262	3,024,924
Capital Power Corp.	128,455	3,706,221
SECURITY	NUMBER OF SHARES	VALUE ($)
Capstone Copper Corp. *	71,517	503,659
Cardinal Energy Ltd.	34,108	176,401
Cascades, Inc.	392,703	2,805,947
Celestica, Inc. *	193,741	10,828,689
Centerra Gold, Inc.	653,894	4,494,727
CES Energy Solutions Corp.	496,464	2,629,549
Chartwell Retirement Residences	207,694	1,899,970
Chemtrade Logistics Income Fund	241,291	1,655,042
Choice Properties Real Estate Investment Trust	153,740	1,432,343
Chorus Aviation, Inc. *	418,553	684,718
Cineplex, Inc. *	117,028	667,063
Cogeco Communications, Inc.	25,429	975,821
Cogeco, Inc.	33,158	1,154,200
Colliers International Group, Inc.	12,525	1,404,244
Crombie Real Estate Investment Trust	140,657	1,302,198
Definity Financial Corp.	29,259	927,900
Descartes Systems Group, Inc. *	11,914	1,100,023
Doman Building Materials Group Ltd.	227,096	1,196,163
Dream Industrial Real Estate Investment Trust	83,910	755,292
Dundee Precious Metals, Inc.	170,181	1,404,494
Eldorado Gold Corp. *	151,907	2,456,098
Element Fleet Management Corp.	218,542	3,882,982
Enerflex Ltd.	332,718	1,728,088
Enerplus Corp.	155,337	3,157,678
Enghouse Systems Ltd.	32,467	651,174
Ensign Energy Services, Inc. *	665,441	1,147,186
EQB, Inc.	13,251	851,742
Equinox Gold Corp. *	204,996	1,112,842
ERO Copper Corp. *	47,870	1,019,101
Exchange Income Corp.	26,167	850,766
Fiera Capital Corp.	154,515	791,193
First Capital Real Estate Investment Trust	244,060	2,572,822
First Majestic Silver Corp.	36,662	262,496
FirstService Corp.	12,735	1,869,401
Fortuna Silver Mines, Inc. *	308,141	1,930,473
GFL Environmental, Inc.	56,092	1,765,695
Gibson Energy, Inc.	255,400	4,268,064
goeasy Ltd.	8,540	1,143,595
Granite Real Estate Investment Trust	21,364	1,056,642
H&R Real Estate Investment Trust	452,395	3,053,247
Hudbay Minerals, Inc.	413,349	4,032,969
IAMGOLD Corp. *	917,805	3,608,873
IGM Financial, Inc.	99,895	2,668,215
Innergex Renewable Energy, Inc.	161,483	1,156,200
International Petroleum Corp. *	115,889	1,548,134
Kelt Exploration Ltd. *	146,266	675,990
Killam Apartment Real Estate Investment Trust	71,335	902,710
Labrador Iron Ore Royalty Corp.	7,406	164,077
Laurentian Bank of Canada	71,936	1,316,659
Major Drilling Group International, Inc. *	24,771	180,628
Maple Leaf Foods, Inc.	122,226	2,026,415
Martinrea International, Inc.	313,179	2,754,661
Mattr Corp. *	103,366	1,270,890
MDA Space Ltd. *	14,335	123,879
Mullen Group Ltd.	161,698	1,543,257
NFI Group, Inc. *	247,371	2,809,158
North American Construction Group Ltd.	5,834	123,600
North West Co., Inc. (a)	81,719	2,257,067
NorthWest Healthcare Properties Real Estate Investment Trust	290,828	1,081,684
NuVista Energy Ltd. *	146,591	1,468,975
Obsidian Energy Ltd. *	123,996	948,742
OceanaGold Corp.	1,048,484	2,407,479
Pan American Silver Corp.	230,167	5,067,169

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Paramount Resources Ltd., Class A	39,760	956,410
Parex Resources, Inc.	201,112	3,300,352
Pason Systems, Inc.	77,055	932,133
Peyto Exploration & Development Corp.	185,414	2,079,727
PrairieSky Royalty Ltd.	61,892	1,258,135
Precision Drilling Corp. *	31,403	2,337,573
Premium Brands Holdings Corp.	38,894	2,550,800
Primo Water Corp.	186,605	4,209,444
Quebecor, Inc., Class B	79,080	1,667,865
RB Global, Inc.	67,669	4,917,501
Richelieu Hardware Ltd.	49,745	1,388,182
Secure Energy Services, Inc.	304,174	2,521,488
Shopify, Inc., Class A *	50,954	3,015,038
Sienna Senior Living, Inc.	104,375	1,099,530
Sleep Country Canada Holdings, Inc.	52,403	986,052
SmartCentres Real Estate Investment Trust	127,271	2,087,650
Spartan Delta Corp.	85,597	269,384
SSR Mining, Inc.	273,991	1,461,259
Stantec, Inc.	56,794	4,583,017
Stella-Jones, Inc.	62,057	3,703,890
Superior Plus Corp.	302,935	2,088,977
Tamarack Valley Energy Ltd.	89,780	252,911
TMX Group Ltd.	103,929	2,788,925
Torex Gold Resources, Inc. *	198,696	3,126,603
TransAlta Corp.	365,682	2,626,290
Transcontinental, Inc., Class A	309,277	3,106,043
Trican Well Service Ltd.	353,420	1,161,517
Westshore Terminals Investment Corp.	43,759	740,900
Whitecap Resources, Inc. (a)	233,025	1,823,993
Winpak Ltd.	33,811	1,081,932
		237,332,887

Denmark 2.0%
Alm Brand AS	609,914	1,214,378
Ambu AS, Class B *	12,346	236,113
D/S Norden AS	52,344	2,535,416
Demant AS *	49,066	2,349,501
Dfds AS	63,447	1,970,627
FLSmidth & Co. AS (a)	76,180	4,372,974
Genmab AS *	10,545	2,972,865
GN Store Nord AS *	130,046	4,111,079
H Lundbeck AS	393,495	2,161,425
ISS AS	272,425	5,281,414
Jyske Bank AS	43,069	3,541,704
Matas AS	57,178	986,990
NKT AS *	26,906	2,322,217
Novonesis (Novozymes) B, Class B	161,121	9,581,853
Per Aarsleff Holding AS	41,562	2,277,511
Ringkjoebing Landbobank AS	6,893	1,233,992
Rockwool AS, Class B	9,043	3,790,566
Royal Unibrew AS *	37,291	3,055,705
Scandinavian Tobacco Group AS, A Shares	109,597	1,548,877
Schouw & Co. AS	27,201	2,268,499
Solar AS, B Shares	18,013	926,775
Spar Nord Bank AS	51,564	954,625
Sydbank AS	48,818	2,596,256
Topdanmark AS	39,011	1,663,618
TORM PLC, Class A	5,715	211,775
Tryg AS	183,990	3,781,185
		67,947,940

Finland 1.2%
Cargotec OYJ, B Shares	62,211	5,166,522
Kemira OYJ	170,022	4,001,603
Kojamo OYJ *	148,100	1,620,635
SECURITY	NUMBER OF SHARES	VALUE ($)
Konecranes OYJ	100,314	5,728,184
Mandatum OYJ (a)	503,517	2,259,171
Metsa Board OYJ, B Shares	261,651	2,209,895
Metso OYJ	284,848	3,460,293
Nokian Renkaat OYJ	596,498	5,453,733
Orion OYJ, B Shares	82,854	3,371,186
TietoEVRY OYJ	145,224	2,922,926
Tokmanni Group Corp.	81,264	1,201,559
YIT OYJ	929,424	2,419,539
		39,815,246

France 4.1%
Aeroports de Paris SA	20,429	2,907,498
Air France-KLM *(a)	237,280	2,698,266
Alten SA	23,678	3,025,458
Amundi SA *(a)	74,514	5,715,045
Beneteau SACA (a)	62,670	910,302
BioMerieux	25,131	2,650,466
Carmila SA	59,231	1,143,274
Chargeurs SA *	11,765	166,548
Clariane SE (a)	1,042,563	3,639,888
Coface SA	136,634	2,091,450
Covivio SA	61,376	3,184,902
Dassault Aviation SA	11,888	2,568,216
Derichebourg SA	334,512	1,891,991
Elior Group SA *	903,001	3,603,574
Eramet SA *	19,091	2,184,434
Euroapi SA *	23,355	91,529
Euronext NV	32,419	3,179,783
Eutelsat Communications SACA *(a)	727,861	3,660,047
Fnac Darty SA	111,725	4,184,457
Gaztransport Et Technigaz SA	12,876	1,871,678
Gecina SA	30,994	3,331,060
Getlink SE	140,653	2,471,333
ICADE	76,368	2,347,871
ID Logistics Group SACA *	378	166,400
Imerys SA	105,653	4,101,559
Ipsen SA	22,633	2,963,187
IPSOS SA	53,207	3,861,356
JCDecaux SE *	125,619	2,972,908
La Francaise des Jeux SAEM	50,183	1,795,616
Mercialys SA	168,124	2,122,653
Mersen SA	6,336	263,097
Metropole Television SA	170,196	2,586,706
Nexans SA	41,762	5,036,919
Nexity SA *	236,947	3,210,225
Opmobility	226,121	2,668,333
Quadient SA	99,311	2,388,035
Remy Cointreau SA	11,572	1,074,099
Sartorius Stedim Biotech	4,886	968,819
SEB SA	37,087	4,565,669
SMCP SA *	193,969	545,383
Societe BIC SA *	47,606	3,555,656
SOITEC *	6,182	744,941
Sopra Steria Group	16,721	3,946,312
SPIE SA	139,012	5,725,577
Technip Energies NV	48,520	1,164,080
Television Francaise 1 SA	323,707	3,173,288
Trigano SA	12,007	1,822,264
Ubisoft Entertainment SA *	144,153	3,508,560
Vallourec SACA *	116,561	2,065,742
Verallia SA	75,407	3,107,474
Vicat SACA	55,598	2,200,019
Virbac SACA	3,116	1,211,017
Viridien *	4,813,322	3,300,325
Worldline SA *	192,884	2,565,086
		138,900,375

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 3.4%
1&1 AG	154,262	2,923,970
AIXTRON SE	23,379	531,462
Aroundtown SA *	1,571,375	3,672,768
Auto1 Group SE *	205,077	1,551,742
Bechtle AG *	83,069	4,025,620
Befesa SA	42,389	1,518,577
Bilfinger SE	71,399	3,891,038
BRANICKS Group AG *(a)	196,403	528,773
CANCOM SE	66,839	2,234,860
Carl Zeiss Meditec AG, Bearer Shares	14,566	1,338,557
Ceconomy AG *	983,093	3,314,864
CompuGroup Medical SE & Co. KGaA	18,464	555,233
CTS Eventim AG & Co. KGaA	14,901	1,284,416
Delivery Hero SE *	41,063	1,244,171
Deutsche Pfandbriefbank AG *(a)	318,567	1,981,641
Deutsche Wohnen SE	37,377	726,319
Deutz AG	406,046	2,300,993
Duerr AG	95,299	2,425,022
DWS Group GmbH & Co. KGaA	50,681	2,347,122
Encavis AG *	50,197	934,024
Evotec SE *	45,511	427,615
Fielmann Group AG	23,574	1,123,485
Fraport AG Frankfurt Airport Services Worldwide *	38,456	2,216,809
Gerresheimer AG	26,190	2,985,344
Grand City Properties SA *	181,063	2,215,253
Grenke AG	36,728	861,233
Heidelberger Druckmaschinen AG *(a)	576,135	728,026
HelloFresh SE *	167,588	1,000,270
Hensoldt AG	19,005	770,805
HOCHTIEF AG	31,834	3,459,353
Hornbach Holding AG & Co. KGaA	43,246	3,638,457
Hugo Boss AG	53,702	2,839,738
Jenoptik AG	44,727	1,329,453
Kontron AG	45,189	1,065,521
Krones AG *	17,711	2,422,609
LEG Immobilien SE	54,056	4,767,421
Mutares SE & Co. KGaA	7,851	356,263
Nemetschek SE	9,066	822,303
Nordex SE *	108,186	1,693,581
Norma Group SE	109,425	2,162,009
Qiagen NV *	80,547	3,442,583
Rational AG	1,728	1,461,339
RTL Group SA	104,989	3,504,762
SAF-Holland SE *	91,175	1,744,019
Sartorius AG	431	90,959
Scout24 SE	31,038	2,331,683
Siltronic AG	33,372	2,702,656
Sixt SE *	23,111	1,891,733
Stabilus SE	30,315	1,885,740
Stroeer SE & Co. KGaA	30,965	2,201,821
Suedzucker AG	132,424	2,024,133
Synlab AG *	59,995	721,646
TAG Immobilien AG *	230,862	3,573,894
Talanx AG	56,152	4,459,120
TeamViewer SE *	43,119	542,528
Traton SE	31,765	1,129,353
Varta AG *(a)	9,017	104,153
Verbio SE (a)	8,093	197,504
Vitesco Technologies Group AG, Class A	18,662	1,298,631
Wacker Chemie AG	21,162	2,340,995
		113,865,972

Hong Kong 2.5%
AAC Technologies Holdings, Inc.	1,718,285	5,282,233
ASMPT Ltd.	402,567	4,798,376
SECURITY	NUMBER OF SHARES	VALUE ($)
BOC Aviation Ltd.	236,174	1,750,924
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Budweiser Brewing Co. APAC Ltd.	1,079,314	1,363,051
Cafe de Coral Holdings Ltd.	215,832	227,327
Cathay Pacific Airways Ltd.	1,493,562	1,563,559
Chow Tai Fook Jewellery Group Ltd.	1,676,106	2,151,010
CITIC Telecom International Holdings Ltd.	3,101,929	1,015,030
CK Infrastructure Holdings Ltd.	211,729	1,220,574
Cowell e Holdings, Inc. *(a)	494,946	1,344,386
ESR Group Ltd.	186,784	262,627
Fortune Real Estate Investment Trust	1,398,632	711,531
Giordano International Ltd.	786,688	196,085
Hang Lung Properties Ltd. (a)	2,018,264	1,839,394
Henderson Land Development Co. Ltd.	1,546,144	4,802,457
HKBN Ltd.	2,453,834	812,367
Hysan Development Co. Ltd.	729,671	1,128,547
IGG, Inc. *	4,007,059	1,562,186
Jinchuan Group International Resources Co. Ltd. (a)	23,787,722	2,645,327
Kerry Properties Ltd.	2,229,526	4,018,268
L'Occitane International SA	338,439	1,405,954
Luk Fook Holdings International Ltd.	792,026	1,939,734
Man Wah Holdings Ltd.	2,340,574	1,944,657
Melco International Development Ltd. *	2,043,961	1,609,387
MMG Ltd. *(a)	7,860,685	3,838,230
Nexteer Automotive Group Ltd.	3,469,606	1,787,279
NWS Holdings Ltd. (a)	1,715,763	1,462,818
Powerlong Real Estate Holdings Ltd. *(a)	30,183,895	2,816,472
PRADA SpA	251,751	2,075,574
Samsonite International SA *	604,438	1,916,067
Sands China Ltd. *	1,327,584	3,163,116
Sino Land Co. Ltd.	3,935,176	4,174,933
SJM Holdings Ltd. *	3,038,084	1,106,756
Swire Properties Ltd.	915,448	1,677,993
Texhong International Group Ltd. *	2,274,033	1,281,866
Theme International Holdings Ltd.	3,909,648	289,850
United Energy Group Ltd. (a)	10,533,604	861,716
United Laboratories International Holdings Ltd.	882,515	1,015,247
Vitasoy International Holdings Ltd.	995,041	844,532
VSTECS Holdings Ltd.	3,770,966	2,222,086
VTech Holdings Ltd.	456,432	3,270,084
Wharf Holdings Ltd.	1,342,992	3,991,201
Wynn Macau Ltd. *	1,218,113	1,155,310
		84,546,121

Ireland 0.3%
AIB Group PLC	725,828	4,113,144
Cairn Homes PLC	1,271,391	2,313,251
Dalata Hotel Group PLC	166,836	762,503
Glenveagh Properties PLC *	111,017	167,041
Irish Continental Group PLC	145,433	874,666
		8,230,605

Israel 1.3%
Alony Hetz Properties & Investments Ltd.	111,183	732,195
Ashtrom Group Ltd. *	48,033	600,106
Azrieli Group Ltd.	15,395	927,764
Bezeq The Israeli Telecommunication Corp. Ltd.	2,528,969	3,038,597
Cellcom Israel Ltd. *	247,037	970,140
Clal Insurance Enterprises Holdings Ltd. *	87,055	1,418,040
Danel Adir Yeoshua Ltd. *	1,596	146,074

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Delek Automotive Systems Ltd.	154,324	822,165
Delek Group Ltd.	14,181	1,611,589
Delta Galil Ltd.	3,005	133,760
Elbit Systems Ltd.	12,613	2,383,393
Electra Ltd.	376	132,903
Fattal Holdings 1998 Ltd. *	1,087	124,732
FIBI Holdings Ltd.	31,746	1,348,243
First International Bank Of Israel Ltd.	41,808	1,692,413
Formula Systems 1985 Ltd.	12,706	976,780
Fox Wizel Ltd.	2,098	158,747
G City Ltd. *	312,694	773,268
Harel Insurance Investments & Financial Services Ltd.	189,246	1,615,074
Isracard Ltd.	243,988	840,773
Melisron Ltd.	2,337	154,154
Migdal Insurance & Financial Holdings Ltd.	139,418	166,539
Mivne Real Estate KD Ltd. (a)	336,825	780,791
Mizrahi Tefahot Bank Ltd.	92,883	3,367,986
Nice Ltd. *	17,585	3,337,572
Nova Ltd. *	1,051	226,060
Partner Communications Co. Ltd. *	190,455	883,599
Paz Oil Co. Ltd.	21,984	2,209,450
Phoenix Holdings Ltd.	179,133	1,705,478
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,839	660,957
Shikun & Binui Ltd. *	353,439	731,712
Shufersal Ltd.	606,215	3,992,223
Strauss Group Ltd.	45,011	736,451
Tower Semiconductor Ltd. *	99,384	3,694,543
		43,094,271

Italy 2.4%
ACEA SpA	105,375	1,989,330
Amplifon SpA	46,637	1,713,795
Anima Holding SpA	494,852	2,633,409
Ariston Holding NV	28,431	143,891
Azimut Holding SpA	122,952	3,262,169
Banca Generali SpA	46,995	1,965,204
Banca Mediolanum SpA	225,336	2,580,790
Banca Monte dei Paschi di Siena SpA	422,523	2,265,932
Banca Popolare di Sondrio SpA	428,350	3,345,794
BFF Bank SpA	129,983	1,292,563
Brembo NV	170,460	1,971,907
Brunello Cucinelli SpA	1,260	126,458
Buzzi SpA	119,540	5,032,580
Cementir Holding NV	84,554	925,261
Credito Emiliano SpA	84,898	885,708
Danieli & C Officine Meccaniche SpA	13,706	549,788
Davide Campari-Milano NV	159,662	1,590,120
De' Longhi SpA	76,402	2,672,390
DiaSorin SpA	12,443	1,336,493
doValue SpA *	195,130	515,602
Enav SpA	310,008	1,270,792
ERG SpA	52,076	1,454,046
Esprinet SpA *	242,028	1,302,167
FinecoBank Banca Fineco SpA	236,680	3,814,270
Infrastrutture Wireless Italiane SpA	95,501	1,041,942
Interpump Group SpA	49,655	2,321,168
Iren SpA	1,743,798	3,576,002
Italgas SpA	744,344	3,965,956
Maire SpA	211,512	1,737,055
MFE-MediaForEurope NV, Class A	877,453	3,006,287
MFE-MediaForEurope NV, Class B	299,036	1,360,214
Nexi SpA *	208,590	1,379,051
OVS SpA	565,009	1,672,056
Piaggio & C SpA	256,303	789,096
SECURITY	NUMBER OF SHARES	VALUE ($)
Recordati Industria Chimica e Farmaceutica SpA	54,612	2,869,479
Reply SpA	11,587	1,589,966
Saipem SpA *	788,399	1,956,554
Salvatore Ferragamo SpA	71,558	725,562
Saras SpA	2,338,789	4,125,856
Sesa SpA	1,114	128,434
SOL SpA	8,260	299,500
Technogym SpA	92,894	938,369
Unieuro SpA (a)	110,606	1,161,114
Webuild SpA	549,401	1,253,695
		80,537,815

Japan 35.0%
77 Bank Ltd.	66,207	1,973,845
ABC-Mart, Inc.	102,491	1,970,968
Acom Co. Ltd.	741,195	1,897,501
Activia Properties, Inc.	422	990,919
Adastria Co. Ltd.	61,240	1,410,728
ADEKA Corp. (a)	223,214	4,789,701
Advance Residence Investment Corp.	626	1,288,689
Aeon Delight Co. Ltd.	62,175	1,622,180
AEON Financial Service Co. Ltd.	287,211	2,411,626
Aeon Hokkaido Corp.	137,475	816,215
Aeon Mall Co. Ltd.	235,439	2,833,898
AEON REIT Investment Corp.	1,297	1,099,369
Ahresty Corp.	40,036	187,002
Ai Holdings Corp.	42,709	669,940
Aica Kogyo Co. Ltd.	105,944	2,329,966
Aichi Steel Corp.	77,821	1,847,162
Aida Engineering Ltd.	139,141	793,346
Aiful Corp.	389,081	1,002,754
Ain Holdings, Inc.	82,646	3,076,643
Aisan Industry Co. Ltd.	26,524	230,394
Alconix Corp.	146,616	1,356,579
Alpen Co. Ltd.	70,059	896,106
Amano Corp.	105,199	2,527,132
ANA Holdings, Inc.	168,260	3,203,627
Anritsu Corp.	284,731	2,090,932
AOKI Holdings, Inc.	149,574	1,204,054
Aoyama Trading Co. Ltd.	209,119	2,053,330
Aozora Bank Ltd.	176,499	2,656,835
Arata Corp.	181,068	3,704,436
ARCLANDS Corp.	94,000	1,147,895
Arcs Co. Ltd.	203,598	3,842,767
ARE Holdings, Inc.	142,771	1,870,664
Ariake Japan Co. Ltd.	21,604	727,259
Artience Co. Ltd.	131,684	2,819,795
As One Corp.	45,950	727,943
Asahi Intecc Co. Ltd.	55,645	800,974
Asanuma Corp.	42,079	959,962
Asics Corp.	99,785	5,524,385
ASKUL Corp.	76,260	1,078,302
Autobacs Seven Co. Ltd.	192,827	1,888,452
Avex, Inc.	111,941	854,811
Awa Bank Ltd.	48,889	905,323
Axial Retailing, Inc.	58,896	375,912
Azbil Corp.	126,770	3,497,882
Bando Chemical Industries Ltd.	27,508	319,639
BayCurrent Consulting, Inc.	31,118	634,459
Belc Co. Ltd.	28,166	1,315,590
Bell System24 Holdings, Inc.	61,435	629,421
Belluna Co. Ltd.	228,910	1,042,983
Bic Camera, Inc.	507,444	5,072,987
BIPROGY, Inc.	88,940	2,349,359
BML, Inc.	58,468	1,041,779
Bunka Shutter Co. Ltd.	154,920	1,790,287
C Uyemura & Co. Ltd.	11,852	782,114

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Calbee, Inc.	135,786	2,671,738
Canon Electronics, Inc.	51,948	759,658
Canon Marketing Japan, Inc.	117,505	3,312,528
Capcom Co. Ltd.	98,690	1,821,254
Casio Computer Co. Ltd. (a)	496,181	3,694,243
Cawachi Ltd.	79,030	1,462,466
Central Glass Co. Ltd.	87,288	1,996,884
Chiba Bank Ltd.	457,712	4,350,077
Chori Co. Ltd.	11,296	255,543
Chudenko Corp.	72,360	1,510,330
Chugin Financial Group, Inc.	44,576	481,799
Chugoku Marine Paints Ltd.	87,798	1,107,916
Citizen Watch Co. Ltd.	540,686	3,499,174
CKD Corp.	107,365	2,090,661
Colowide Co. Ltd.	55,201	700,090
Comforia Residential REIT, Inc.	324	661,835
Concordia Financial Group Ltd.	1,049,520	6,308,006
Cosmos Pharmaceutical Corp.	29,074	2,347,826
Create SD Holdings Co. Ltd.	53,961	1,155,485
Credit Saison Co. Ltd.	259,369	5,619,978
CTI Engineering Co. Ltd.	5,924	188,300
CyberAgent, Inc.	641,038	3,856,957
Dai-Dan Co. Ltd.	22,384	465,784
Daihen Corp.	37,463	1,995,388
Daiho Corp.	28,790	623,818
Daiichikosho Co. Ltd.	112,096	1,171,999
Daiki Aluminium Industry Co. Ltd.	130,385	1,099,368
Daikokutenbussan Co. Ltd.	16,949	921,089
Daio Paper Corp.	326,187	1,837,416
Daiseki Co. Ltd.	40,894	841,847
Daishi Hokuetsu Financial Group, Inc.	52,406	1,677,446
Daiwa House REIT Investment Corp.	1,143	1,809,656
Daiwa Office Investment Corp.	336	594,834
Daiwa Securities Living Investments Corp.	1,003	663,156
DCM Holdings Co. Ltd.	360,330	3,503,670
DeNA Co. Ltd.	144,442	1,353,009
Descente Ltd.	34,397	733,272
Dexerials Corp.	41,305	1,733,209
DMG Mori Co. Ltd.	141,196	4,014,533
Doshisha Co. Ltd.	64,200	908,184
Doutor Nichires Holdings Co. Ltd.	73,238	1,004,346
DTS Corp.	56,827	1,506,153
Duskin Co. Ltd.	94,646	2,197,736
DyDo Group Holdings, Inc.	49,438	802,862
Eagle Industry Co. Ltd.	92,743	1,111,889
Earth Corp.	39,444	1,178,463
Eizo Corp.	37,760	1,201,438
Elecom Co. Ltd.	79,897	788,573
Elematec Corp.	12,096	154,794
en Japan, Inc.	42,287	720,368
eRex Co. Ltd. *	120,203	530,088
Exedy Corp.	151,699	2,483,830
Ezaki Glico Co. Ltd.	131,393	3,394,671
Fancl Corp.	75,836	952,142
FCC Co. Ltd.	151,509	2,163,519
Ferrotec Holdings Corp.	73,712	1,258,984
Food & Life Cos. Ltd.	75,281	1,365,305
Foster Electric Co. Ltd.	150,388	1,675,710
FP Corp.	80,585	1,252,530
Frontier Real Estate Investment Corp.	276	785,962
F-Tech, Inc.	50,764	211,268
Fuji Co. Ltd.	90,372	1,116,243
Fuji Corp.	169,603	2,736,507
Fuji Media Holdings, Inc.	136,593	1,550,682
Fuji Oil Co. Ltd.	474,783	1,571,079
Fuji Oil Holdings, Inc.	139,234	2,189,805
Fuji Seal International, Inc.	145,829	2,242,952
Fuji Soft, Inc.	46,372	1,912,187
SECURITY	NUMBER OF SHARES	VALUE ($)
Fujimi, Inc.	38,811	731,789
Fujitec Co. Ltd.	92,407	2,426,239
Fujitsu General Ltd.	85,199	1,168,101
Fukuda Denshi Co. Ltd.	6,032	237,219
Fukuoka Financial Group, Inc.	154,690	4,507,465
Fukuoka REIT Corp.	683	701,928
Fukushima Galilei Co. Ltd.	3,624	139,753
Fukuyama Transporting Co. Ltd.	94,965	2,275,244
Furukawa Co. Ltd.	28,800	363,242
Furuno Electric Co. Ltd.	10,788	141,350
Fuso Chemical Co. Ltd.	23,791	582,115
Futaba Industrial Co. Ltd.	84,980	486,156
Fuyo General Lease Co. Ltd.	16,053	1,268,753
Gakken Holdings Co. Ltd.	116,277	727,356
Geo Holdings Corp.	129,694	1,429,444
GLOBERIDE, Inc.	61,508	812,957
Glory Ltd.	132,497	2,307,283
GLP J-Reit	1,866	1,549,607
GMO internet group, Inc.	57,690	908,972
Godo Steel Ltd.	30,000	1,000,350
Goldwin, Inc.	18,841	980,027
GS Yuasa Corp.	237,816	5,047,035
G-Tekt Corp.	130,699	1,626,824
GungHo Online Entertainment, Inc.	58,613	985,431
Gunma Bank Ltd.	459,630	3,163,256
Gunze Ltd.	52,581	1,793,466
H.U. Group Holdings, Inc.	172,912	2,754,136
H2O Retailing Corp.	340,831	5,398,380
Hachijuni Bank Ltd.	396,667	2,742,554
Hagiwara Electric Holdings Co. Ltd.	7,056	180,278
Hakuto Co. Ltd.	20,594	665,739
Halows Co. Ltd.	4,532	125,452
Hamamatsu Photonics KK	70,193	2,064,986
Happinet Corp.	75,993	1,711,892
Harmonic Drive Systems, Inc.	23,317	617,998
Hazama Ando Corp.	452,360	3,270,107
Heiwa Corp.	89,244	1,144,904
Heiwa Real Estate Co. Ltd.	31,672	763,861
Heiwado Co. Ltd.	170,885	2,580,484
Hikari Tsushin, Inc.	21,892	3,585,861
Hirata Corp.	15,348	676,838
Hirogin Holdings, Inc.	56,680	460,596
Hirose Electric Co. Ltd.	31,086	3,461,803
Hisamitsu Pharmaceutical Co., Inc.	78,597	1,868,582
Hitachi Zosen Corp.	441,053	3,115,396
Hogy Medical Co. Ltd.	33,622	846,193
Hokkaido Electric Power Co., Inc.	1,203,024	12,627,752
Hokkoku Financial Holdings, Inc.	8,248	273,980
Hokuetsu Corp.	329,441	2,563,915
Hokuhoku Financial Group, Inc.	220,875	3,182,163
Hokuriku Electric Power Co. (a)	717,400	5,302,492
Horiba Ltd.	50,385	4,001,431
Hoshizaki Corp.	103,184	3,696,751
Hosiden Corp.	220,125	2,804,354
Hosokawa Micron Corp.	24,355	666,432
House Foods Group, Inc.	147,637	2,712,323
Hulic Co. Ltd.	404,562	3,738,102
Hulic Reit, Inc.	663	609,228
Hyakugo Bank Ltd.	239,883	1,073,135
Hyakujushi Bank Ltd.	45,447	999,201
Ibiden Co. Ltd.	87,587	3,529,788
Ichikoh Industries Ltd.	46,084	164,224
Idec Corp.	37,513	660,049
IDOM, Inc.	180,208	1,528,634
Iino Kaiun Kaisha Ltd.	136,313	1,135,472
Inaba Denki Sangyo Co. Ltd.	151,255	3,729,760
Inabata & Co. Ltd.	175,387	3,733,301
Inageya Co. Ltd.	28,240	211,694

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial & Infrastructure Fund Investment Corp.	1,011	806,767
Integrated Design & Engineering Holdings Co. Ltd.	44,178	1,218,694
Internet Initiative Japan, Inc.	92,567	1,304,462
Invincible Investment Corp.	1,972	857,091
Iriso Electronics Co. Ltd.	32,956	636,492
Ishihara Sangyo Kaisha Ltd.	119,184	1,243,072
Ito En Ltd.	84,676	2,021,189
Itochu Enex Co. Ltd.	245,902	2,406,677
Itoham Yonekyu Holdings, Inc.	164,764	4,345,966
Itoki Corp.	14,120	137,655
Iyogin Holdings, Inc.	51,132	480,750
Izumi Co. Ltd.	169,519	3,637,520
J Front Retailing Co. Ltd.	431,708	4,186,726
Jaccs Co. Ltd.	47,301	1,462,871
JAFCO Group Co. Ltd.	107,229	1,218,349
Japan Airlines Co. Ltd.	193,475	3,259,570
Japan Airport Terminal Co. Ltd.	20,002	702,224
Japan Aviation Electronics Industry Ltd.	99,258	1,540,553
Japan Excellent, Inc.	1,104	844,448
Japan Hotel REIT Investment Corp.	1,849	920,117
Japan Lifeline Co. Ltd.	114,454	829,572
Japan Logistics Fund, Inc.	395	682,694
Japan Metropolitan Fund Invest	4,288	2,524,038
Japan Petroleum Exploration Co. Ltd.	67,360	2,824,795
Japan Prime Realty Investment Corp.	571	1,193,633
Japan Real Estate Investment Corp.	769	2,534,869
Japan Steel Works Ltd.	118,852	3,578,153
Japan Wool Textile Co. Ltd.	158,207	1,362,144
Jeol Ltd.	31,483	1,349,515
JM Holdings Co. Ltd.	8,972	171,167
J-Oil Mills, Inc.	18,452	227,443
Joshin Denki Co. Ltd.	158,489	2,663,587
Joyful Honda Co. Ltd.	175,376	2,367,065
Juki Corp.	205,288	649,261
Juroku Financial Group, Inc.	9,172	279,284
JVCKenwood Corp.	511,100	2,803,578
Kadokawa Corp.	75,570	1,560,018
Kaga Electronics Co. Ltd.	45,412	1,652,974
Kagome Co. Ltd.	86,196	1,960,932
Kakaku.com, Inc.	103,883	1,256,353
Kaken Pharmaceutical Co. Ltd.	71,436	1,625,147
Kameda Seika Co. Ltd.	29,349	741,452
Kamei Corp.	44,876	587,133
Kamigumi Co. Ltd.	187,825	3,813,991
Kanamoto Co. Ltd.	125,119	2,099,582
Kandenko Co. Ltd.	386,830	4,608,137
Kanematsu Corp.	307,460	5,265,041
Kansai Paint Co. Ltd.	244,415	4,075,009
Kanto Denka Kogyo Co. Ltd.	146,005	815,759
Katitas Co. Ltd.	50,838	515,352
Kato Sangyo Co. Ltd.	115,317	3,038,037
Kawada Technologies, Inc.	9,680	167,611
KDX Realty Investment Corp.	2,091	2,015,887
Keihan Holdings Co. Ltd.	109,601	2,032,373
Keikyu Corp.	315,591	2,326,591
Keio Corp.	130,444	3,141,049
Keisei Electric Railway Co. Ltd.	63,908	2,295,312
Keiyo Bank Ltd.	184,749	1,034,580
KH Neochem Co. Ltd.	83,947	1,207,828
Kissei Pharmaceutical Co. Ltd.	34,377	687,999
Kitz Corp.	212,022	1,513,816
Kiyo Bank Ltd.	92,438	1,119,409
Koa Corp.	61,944	582,604
Kobayashi Pharmaceutical Co. Ltd.	57,157	1,974,644
Kobe Bussan Co. Ltd.	64,906	1,437,766
Koei Tecmo Holdings Co. Ltd.	72,806	633,801
Kohnan Shoji Co. Ltd.	92,650	2,476,248
SECURITY	NUMBER OF SHARES	VALUE ($)
Kojima Co. Ltd.	153,932	857,110
Kokuyo Co. Ltd.	192,385	3,304,867
Komeri Co. Ltd.	103,586	2,465,313
Komori Corp.	20,876	169,777
Konami Group Corp.	69,329	4,837,523
Konishi Co. Ltd.	22,992	179,231
Konoike Transport Co. Ltd.	104,452	1,501,525
Kose Corp.	36,685	2,423,178
KPP Group Holdings Co. Ltd.	231,187	1,213,715
Kumagai Gumi Co. Ltd.	137,088	3,157,966
Kumiai Chemical Industry Co. Ltd.	156,688	766,764
Kura Sushi, Inc.	29,769	914,978
Kureha Corp.	138,594	2,542,661
Kusuri No. Aoki Holdings Co. Ltd.	61,786	1,250,307
KYB Corp.	62,788	2,177,572
Kyoei Steel Ltd.	99,828	1,356,916
Kyokuto Kaihatsu Kogyo Co. Ltd.	94,513	1,501,190
Kyorin Pharmaceutical Co. Ltd.	96,046	1,048,197
Kyoritsu Maintenance Co. Ltd.	37,408	738,186
Kyoto Financial Group, Inc.	133,928	2,401,235
Kyowa Kirin Co. Ltd.	211,979	3,582,107
Kyudenko Corp.	104,072	4,237,186
Kyushu Financial Group, Inc.	330,401	2,196,085
LaSalle Logiport REIT	653	613,752
Lasertec Corp.	4,863	1,253,001
Life Corp.	90,281	2,352,609
Lintec Corp.	152,711	3,153,439
Lion Corp.	464,212	3,727,994
M3, Inc.	148,176	1,437,018
Mabuchi Motor Co. Ltd.	167,116	2,589,503
Macnica Holdings, Inc.	95,647	3,913,648
Makino Milling Machine Co. Ltd.	47,355	2,019,017
Mandom Corp.	99,209	753,166
Marubun Corp.	86,069	675,867
Maruha Nichiro Corp.	196,549	4,087,449
Marui Group Co. Ltd.	195,284	2,902,325
Maruichi Steel Tube Ltd.	105,062	2,501,779
MARUKA FURUSATO Corp.	41,389	574,961
Maruwa Co. Ltd.	4,191	937,438
Matsuda Sangyo Co. Ltd.	77,288	1,397,278
Max Co. Ltd. (a)	56,003	1,332,853
Maxell Ltd.	114,899	1,223,240
McDonald's Holdings Co. Japan Ltd.	76,200	3,122,772
MCJ Co. Ltd.	176,363	1,542,033
Mebuki Financial Group, Inc.	1,281,871	5,137,436
Megachips Corp.	37,869	1,015,736
Megmilk Snow Brand Co. Ltd. (a)	244,240	3,949,307
Meidensha Corp.	124,896	3,401,667
Meiko Electronics Co. Ltd.	39,699	1,781,017
Meisei Industrial Co. Ltd.	25,376	209,764
MEITEC Group Holdings, Inc.	86,436	1,717,774
Menicon Co. Ltd.	56,107	465,223
METAWATER Co. Ltd.	47,172	593,759
Mimasu Semiconductor Industry Co. Ltd.	35,848	842,905
Mirait One Corp.	320,101	3,886,555
Mirarth Holdings, Inc.	269,676	823,726
Mitsuba Corp.	35,496	243,951
Mitsubishi HC Capital, Inc.	472,498	3,128,538
Mitsubishi Logisnext Co. Ltd.	170,822	1,672,946
Mitsubishi Logistics Corp.	103,515	3,406,256
Mitsubishi Paper Mills Ltd.	45,384	214,870
Mitsubishi Pencil Co. Ltd.	63,835	952,173
Mitsubishi Shokuhin Co. Ltd.	151,400	5,019,530
Mitsuboshi Belting Ltd.	26,852	746,720
Mitsui DM Sugar Holdings Co. Ltd.	10,356	209,894
Mitsui E&S Co. Ltd.	257,146	2,405,451
Mitsui High-Tec, Inc. (a)	13,154	588,538
Mitsui Matsushima Holdings Co. Ltd.	39,982	1,193,265

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui-Soko Holdings Co. Ltd.	65,264	1,794,142
Miura Co. Ltd.	94,250	1,943,237
MIXI, Inc.	108,600	1,981,331
Mizuho Leasing Co. Ltd.	167,829	1,135,271
Mizuno Corp.	53,756	2,787,944
Mochida Pharmaceutical Co. Ltd.	54,204	1,045,137
Modec, Inc.	86,993	1,484,713
MonotaRO Co. Ltd.	95,159	1,004,000
Mori Hills REIT Investment Corp.	762	634,737
Morinaga & Co. Ltd.	139,438	2,226,287
MOS Food Services, Inc.	34,554	754,209
Musashi Seimitsu Industry Co. Ltd.	149,660	1,639,027
Musashino Bank Ltd.	46,456	969,650
Nabtesco Corp.	222,554	3,644,677
Nachi-Fujikoshi Corp.	77,530	1,707,046
Nakanishi, Inc.	45,424	649,224
Nankai Electric Railway Co. Ltd.	138,066	2,281,259
Nanto Bank Ltd.	49,384	1,121,899
NEC Networks & System Integration Corp.	110,214	1,561,210
NET One Systems Co. Ltd.	122,378	2,321,479
Nexon Co. Ltd.	197,618	3,384,701
Nextage Co. Ltd.	43,189	676,919
Nichias Corp.	133,629	4,043,437
Nichicon Corp.	130,137	941,588
Nichiha Corp.	76,596	1,732,787
Nichireki Co. Ltd.	10,080	155,037
Nifco, Inc.	134,201	3,200,772
Nihon Kohden Corp.	110,914	3,384,343
Nihon M&A Center Holdings, Inc.	170,768	790,676
Nihon Parkerizing Co. Ltd.	200,530	1,591,275
Nikkiso Co. Ltd.	190,058	1,481,568
Nikkon Holdings Co. Ltd.	123,733	2,349,545
Nippn Corp.	155,704	2,207,570
Nippon Accommodations Fund, Inc.	222	897,070
Nippon Building Fund, Inc.	827	3,089,179
Nippon Carbon Co. Ltd.	22,478	799,593
Nippon Chemi-Con Corp. *	98,920	1,030,463
Nippon Denko Co. Ltd.	379,307	692,743
Nippon Densetsu Kogyo Co. Ltd.	113,671	1,456,106
Nippon Electric Glass Co. Ltd.	233,344	5,486,691
Nippon Gas Co. Ltd.	128,641	1,956,077
Nippon Kanzai Holdings Co. Ltd.	37,099	605,076
Nippon Kayaku Co. Ltd.	395,892	3,218,378
Nippon Light Metal Holdings Co. Ltd.	417,020	5,042,082
Nippon Prologis REIT, Inc.	912	1,504,282
NIPPON REIT Investment Corp.	295	637,325
Nippon Road Co. Ltd.	61,349	707,010
Nippon Seiki Co. Ltd.	57,024	505,485
Nippon Sheet Glass Co. Ltd. *	626,425	1,853,623
Nippon Shinyaku Co. Ltd.	56,609	1,107,000
Nippon Shokubai Co. Ltd.	450,084	4,743,002
Nippon Soda Co. Ltd.	55,776	1,803,061
Nippon Thompson Co. Ltd.	193,935	744,171
Nippon Yakin Kogyo Co. Ltd.	39,820	1,241,643
Nipro Corp.	362,785	2,806,104
Nishimatsu Construction Co. Ltd.	73,696	2,051,267
Nishimatsuya Chain Co. Ltd.	89,907	1,314,749
Nishi-Nippon Financial Holdings, Inc.	178,998	2,483,157
Nishi-Nippon Railroad Co. Ltd.	155,080	2,442,970
Nishio Holdings Co. Ltd.	58,523	1,465,449
Nissha Co. Ltd.	140,794	1,743,518
Nisshin Oillio Group Ltd.	84,576	2,626,433
Nisshinbo Holdings, Inc.	481,575	3,334,205
Nitta Corp.	36,373	948,992
Nittetsu Mining Co. Ltd.	40,513	1,363,796
Nitto Boseki Co. Ltd.	44,289	1,950,300
Nitto Kogyo Corp.	54,567	1,196,241
Noevir Holdings Co. Ltd.	17,852	616,859
SECURITY	NUMBER OF SHARES	VALUE ($)
NOF Corp.	211,538	2,724,572
Nojima Corp.	324,130	3,646,707
Nomura Co. Ltd.	177,193	929,123
Nomura Real Estate Holdings, Inc.	198,148	5,092,875
Nomura Real Estate Master Fund, Inc.	2,858	2,686,224
Noritake Co. Ltd.	75,774	1,928,766
Noritz Corp.	135,989	1,538,633
North Pacific Bank Ltd. (a)	415,327	1,538,199
NPR-RIKEN Corp.	14,320	251,690
NS Solutions Corp.	48,090	1,560,718
NS United Kaiun Kaisha Ltd.	33,159	1,043,439
NSD Co. Ltd.	60,847	1,140,700
NTN Corp.	1,807,220	3,680,107
NTT UD REIT Investment Corp.	871	649,599
Obic Co. Ltd.	15,573	2,018,163
Odakyu Electric Railway Co. Ltd.	285,490	2,991,246
Ogaki Kyoritsu Bank Ltd.	64,035	943,747
Oiles Corp.	63,113	905,258
Okamura Corp.	163,833	2,365,567
Oki Electric Industry Co. Ltd.	441,040	3,014,267
Okinawa Cellular Telephone Co.	39,403	895,152
Okinawa Electric Power Co., Inc.	246,910	1,769,198
OKUMA Corp.	57,688	2,467,282
Okumura Corp.	79,783	2,475,053
Onoken Co. Ltd.	135,473	1,381,929
Onward Holdings Co. Ltd.	332,010	1,358,506
Open House Group Co. Ltd.	110,036	3,171,995
Open Up Group, Inc.	10,888	143,215
Oracle Corp.	25,671	1,818,182
Organo Corp.	23,006	1,289,782
Orient Corp.	173,111	1,145,664
Oriental Land Co. Ltd.	126,756	3,538,634
Oriental Shiraishi Corp.	49,016	111,666
Orix JREIT, Inc.	1,743	1,768,012
Osaka Soda Co. Ltd.	27,907	1,642,685
OSG Corp.	153,976	1,900,878
Outsourcing, Inc. *	36,707	408,543
Pacific Industrial Co. Ltd.	180,641	1,788,650
Pack Corp.	34,724	879,452
PAL GROUP Holdings Co. Ltd.	9,680	111,741
Paramount Bed Holdings Co. Ltd.	71,033	1,205,543
Park24 Co. Ltd. *	135,197	1,404,063
Pasona Group, Inc.	62,575	870,065
Penta-Ocean Construction Co. Ltd.	797,176	3,201,995
PHC Holdings Corp.	69,749	486,461
Pigeon Corp.	180,228	1,726,069
Pilot Corp.	59,373	1,655,621
Piolax, Inc.	53,097	752,809
Pola Orbis Holdings, Inc.	141,562	1,207,121
Press Kogyo Co. Ltd.	439,113	1,880,576
Pressance Corp.	14,120	163,982
Prima Meat Packers Ltd.	152,578	2,295,297
Qol Holdings Co. Ltd.	82,911	787,192
Raito Kogyo Co. Ltd.	100,273	1,282,565
Rakuten Group, Inc. *	780,219	4,051,409
Relo Group, Inc.	99,961	1,008,229
Resorttrust, Inc.	73,549	1,141,064
Restar Corp.	21,576	411,900
Retail Partners Co. Ltd.	167,177	1,825,548
Riken Technos Corp.	32,172	208,004
Rinnai Corp.	193,225	4,634,351
Rohto Pharmaceutical Co. Ltd.	127,826	2,245,872
Round One Corp.	196,546	871,759
Ryobi Ltd.	118,189	1,895,296
Ryoyo Ryosan Holdings, Inc.	141,032	2,777,651
S Foods, Inc.	89,681	1,622,470
Saibu Gas Holdings Co. Ltd.	84,071	1,034,671
Saizeriya Co. Ltd.	29,126	954,525
Sakai Chemical Industry Co. Ltd.	80,912	1,427,268

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sakai Moving Service Co. Ltd.	40,900	617,098
Sakata INX Corp.	41,496	503,830
Sakata Seed Corp.	34,886	749,246
SAMTY Co. Ltd. *(b)	42,845	701,519
San-A Co. Ltd.	50,825	1,558,920
San-Ai Obbli Co. Ltd.	407,944	5,391,834
Sangetsu Corp.	96,403	1,839,169
San-In Godo Bank Ltd.	179,132	1,660,857
Sanken Electric Co. Ltd.	23,734	879,764
Sanki Engineering Co. Ltd.	176,806	2,475,250
Sankyo Co. Ltd.	170,803	1,664,608
Sanoh Industrial Co. Ltd.	115,963	743,840
Santen Pharmaceutical Co. Ltd.	494,168	5,119,511
Sanyo Chemical Industries Ltd.	42,509	1,084,738
Sanyo Denki Co. Ltd.	20,030	919,000
Sanyo Special Steel Co. Ltd.	70,162	984,487
Sapporo Holdings Ltd.	82,449	2,784,939
Sato Holdings Corp.	67,719	916,164
Sawai Group Holdings Co. Ltd.	14,920	580,299
SBS Holdings, Inc.	38,002	611,582
SCREEN Holdings Co. Ltd.	63,746	6,086,791
Scroll Corp.	109,679	747,502
SCSK Corp.	149,324	2,828,837
Sega Sammy Holdings, Inc.	228,405	3,214,341
Seibu Holdings, Inc.	251,825	3,745,846
Seikitokyu Kogyo Co. Ltd.	10,888	116,193
Seiko Group Corp.	75,059	2,182,822
Seiren Co. Ltd.	76,728	1,202,590
Sekisui House REIT, Inc.	2,015	1,050,167
Sekisui Jushi Corp.	55,712	854,762
Senko Group Holdings Co. Ltd.	404,524	2,919,152
Senshu Ikeda Holdings, Inc.	364,468	981,068
Seria Co. Ltd.	129,200	2,236,304
Seven Bank Ltd.	887,806	1,496,578
Sharp Corp. *	720,876	4,450,628
Shibaura Machine Co. Ltd.	42,754	946,794
Shiga Bank Ltd.	45,455	1,300,202
Shikoku Electric Power Co., Inc.	626,892	6,015,802
Shinagawa Refractories Co. Ltd.	10,888	140,166
Shindengen Electric Manufacturing Co. Ltd.	33,390	633,187
Shin-Etsu Polymer Co. Ltd.	72,750	703,218
Shinko Electric Industries Co. Ltd.	50,284	1,790,315
Shinmaywa Industries Ltd.	201,065	1,828,387
Shinnihon Corp. (a)	18,652	179,938
Shinsho Corp.	6,940	312,233
Ship Healthcare Holdings, Inc.	189,587	2,794,733
Shizuoka Financial Group, Inc.	82,396	850,727
Shizuoka Gas Co. Ltd.	217,094	1,334,518
SHO-BOND Holdings Co. Ltd.	30,539	1,150,860
Shoei Foods Corp.	29,172	852,076
Showa Sangyo Co. Ltd.	20,744	419,777
Siix Corp.	123,346	1,057,285
Sinfonia Technology Co. Ltd.	70,558	1,533,333
Sintokogio Ltd.	36,632	251,758
SKY Perfect JSAT Holdings, Inc.	292,023	1,702,205
Skylark Holdings Co. Ltd.	253,949	3,493,829
Socionext, Inc.	17,444	508,184
Sodick Co. Ltd.	162,932	748,588
Sohgo Security Services Co. Ltd.	768,680	4,629,347
Sotetsu Holdings, Inc.	102,653	1,596,186
Square Enix Holdings Co. Ltd.	94,540	2,832,981
Star Micronics Co. Ltd.	74,915	1,012,088
Starts Corp., Inc.	72,789	1,514,652
Sugi Holdings Co. Ltd.	268,606	4,165,534
Sumida Corp.	73,832	547,826
Sumitomo Bakelite Co. Ltd.	97,244	2,685,666
Sumitomo Densetsu Co. Ltd.	7,964	184,726
Sumitomo Mitsui Construction Co. Ltd.	869,306	2,174,026
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Osaka Cement Co. Ltd.	131,379	3,251,347
Sumitomo Pharma Co. Ltd. *	907,652	1,761,646
Sumitomo Riko Co. Ltd.	41,852	336,371
Sumitomo Seika Chemicals Co. Ltd.	34,205	1,114,446
Sumitomo Warehouse Co. Ltd.	105,056	1,701,406
Sun Frontier Fudousan Co. Ltd.	62,322	773,349
Suruga Bank Ltd.	271,426	1,906,865
SWCC Corp.	68,178	2,086,838
Systena Corp.	343,017	617,734
Tachibana Eletech Co. Ltd.	17,620	337,498
Tachi-S Co. Ltd.	144,638	1,811,369
Tadano Ltd.	227,964	1,609,508
Taikisha Ltd.	71,219	2,365,733
Taiyo Holdings Co. Ltd.	46,816	962,268
Takamatsu Construction Group Co. Ltd.	66,936	1,213,959
Takara Holdings, Inc.	401,955	2,710,053
Takara Standard Co. Ltd.	148,767	1,639,660
Takasago Thermal Engineering Co. Ltd.	122,790	5,047,716
Takashimaya Co. Ltd.	304,972	5,056,505
Takeuchi Manufacturing Co. Ltd.	50,606	1,961,186
Takuma Co. Ltd.	138,031	1,515,183
Tama Home Co. Ltd.	27,640	736,973
Tamura Corp.	207,821	964,087
Tanseisha Co. Ltd.	166,652	869,609
TBS Holdings, Inc.	58,301	1,362,688
TechnoPro Holdings, Inc.	83,355	1,385,493
T-Gaia Corp.	93,622	1,156,982
THK Co. Ltd.	209,133	4,043,056
TKC Corp.	34,685	728,375
Toa Corp.	181,288	1,128,255
TOA ROAD Corp.	24,708	186,004
Toagosei Co. Ltd.	299,745	2,937,461
Tobishima Corp.	26,084	244,001
Tocalo Co. Ltd.	82,336	1,038,991
Toda Corp.	614,175	4,258,129
Toei Co. Ltd.	36,817	843,433
Toho Co Ltd. /Kobe	7,664	148,749
Toho Co. Ltd.	89,137	2,815,151
Toho Holdings Co. Ltd.	236,372	5,973,039
Toho Zinc Co. Ltd. *	96,398	509,150
Tokai Carbon Co. Ltd.	459,286	2,910,998
TOKAI Holdings Corp.	341,073	2,090,129
Tokai Rika Co. Ltd.	224,947	3,180,707
Tokai Tokyo Financial Holdings, Inc.	245,044	891,948
Token Corp.	34,506	2,384,646
Tokuyama Corp.	280,652	5,432,838
Tokyo Century Corp.	282,480	2,607,383
Tokyo Kiraboshi Financial Group, Inc.	6,148	191,899
Tokyo Ohka Kogyo Co. Ltd.	94,191	2,457,495
Tokyo Seimitsu Co. Ltd.	40,569	2,884,970
Tokyo Steel Manufacturing Co. Ltd.	145,317	1,448,130
Tokyo Tatemono Co. Ltd.	313,032	5,067,634
Tokyo Tekko Co. Ltd.	4,632	151,506
Tokyu Construction Co. Ltd.	319,593	1,565,984
Tomen Devices Corp.	4,840	217,137
Tomy Co. Ltd.	143,674	2,607,517
Topcon Corp.	162,306	1,760,996
Topre Corp.	203,009	2,906,680
Topy Industries Ltd.	21,868	340,937
Toshiba TEC Corp.	69,297	1,402,300
Totetsu Kogyo Co. Ltd.	85,910	1,730,282
Towa Pharmaceutical Co. Ltd.	61,279	1,126,961
Toyo Construction Co. Ltd.	166,168	1,462,410
Toyo Tire Corp.	265,147	4,728,591
Toyobo Co. Ltd.	507,477	3,500,621
Toyota Boshoku Corp.	239,694	3,492,948
TPR Co. Ltd.	153,606	2,308,806
Trancom Co. Ltd.	24,103	929,487
Transcosmos, Inc.	79,499	1,714,987

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trend Micro, Inc.	91,000	4,098,750
Trusco Nakayama Corp.	110,694	1,744,111
TS Tech Co. Ltd.	350,976	4,185,491
TSI Holdings Co. Ltd.	294,111	1,667,587
Tsubaki Nakashima Co. Ltd.	151,855	756,642
Tsubakimoto Chain Co.	115,770	4,361,312
Tsugami Corp.	104,980	967,998
Tsumura & Co.	120,613	3,031,731
TV Asahi Holdings Corp.	77,777	995,815
UACJ Corp.	132,869	3,800,606
Uchida Yoko Co. Ltd.	25,033	1,134,207
Ulvac, Inc.	75,534	5,383,441
Unipres Corp.	299,758	2,846,027
United Arrows Ltd.	89,304	1,020,081
United Super Markets Holdings, Inc.	388,515	2,153,403
United Urban Investment Corp.	1,970	1,753,813
Ushio, Inc.	164,790	2,213,174
USS Co. Ltd.	322,644	2,514,096
UT Group Co. Ltd.	39,081	748,569
V Technology Co. Ltd.	47,281	923,686
Valor Holdings Co. Ltd.	238,652	3,704,046
Valqua Ltd.	28,953	665,120
VT Holdings Co. Ltd.	331,414	1,029,177
Wacoal Holdings Corp.	94,809	2,340,285
Wacom Co. Ltd.	270,814	1,221,847
Wakita & Co. Ltd.	21,176	220,863
Warabeya Nichiyo Holdings Co. Ltd.	81,709	1,226,064
Welcia Holdings Co. Ltd.	210,648	2,904,126
Workman Co. Ltd.	37,094	863,941
World Co. Ltd.	77,418	1,043,440
Xebio Holdings Co. Ltd.	152,388	1,110,339
YAMABIKO Corp.	116,928	1,598,278
Yamaguchi Financial Group, Inc.	207,603	2,536,497
Yamaichi Electronics Co. Ltd.	9,780	215,024
Yamato Kogyo Co. Ltd.	36,552	1,907,324
Yamazen Corp.	328,984	2,945,563
Yaoko Co. Ltd.	45,586	2,688,833
Yellow Hat Ltd.	106,340	1,410,243
Yodogawa Steel Works Ltd.	78,183	2,845,822
Yokogawa Bridge Holdings Corp.	78,567	1,377,904
Yokorei Co. Ltd.	37,332	238,989
Yokowo Co. Ltd.	75,344	988,637
Yoshinoya Holdings Co. Ltd.	70,012	1,291,799
Yuasa Trading Co. Ltd.	73,201	2,613,240
Zenkoku Hosho Co. Ltd.	35,781	1,282,374
Zensho Holdings Co. Ltd.	52,142	2,044,270
Zeon Corp.	360,263	3,336,809
ZERIA Pharmaceutical Co. Ltd.	47,391	599,229
Zojirushi Corp.	75,623	740,614
ZOZO, Inc.	64,199	1,502,586
		1,180,243,465

Luxembourg 0.0%
Espirito Santo Financial Group SA *(b)	8,470	0

Netherlands 1.8%
Adyen NV *	2,807	3,610,415
Allfunds Group PLC	161,815	960,895
AMG Critical Materials NV	28,509	634,462
Arcadis NV	67,547	4,403,406
Basic-Fit NV *(a)	24,735	604,177
BE Semiconductor Industries NV	22,468	3,292,819
Corbion NV	79,330	1,755,138
DSM-Firmenich AG	150,615	17,274,575
Eurocommercial Properties NV	54,531	1,361,573
Flow Traders Ltd.	16,270	349,368
Fugro NV	112,662	2,998,939
SECURITY	NUMBER OF SHARES	VALUE ($)
JDE Peet's NV	95,353	2,093,077
Just Eat Takeaway.com NV *	132,861	1,732,248
Koninklijke Heijmans NV	94,468	2,066,471
Koninklijke Vopak NV	78,220	3,204,715
OCI NV	117,005	3,183,136
PostNL NV	1,487,010	2,140,558
Royal BAM Group NV	999,672	4,178,187
TKH Group NV	60,405	2,809,260
Van Lanschot Kempen NV	30,019	1,225,332
Wereldhave NV	65,925	1,003,385
		60,882,136

New Zealand 0.9%
a2 Milk Co. Ltd. *	612,305	2,892,980
Auckland International Airport Ltd.	353,568	1,694,411
Contact Energy Ltd.	850,332	4,816,934
EBOS Group Ltd.	180,803	3,671,371
Fisher & Paykel Healthcare Corp. Ltd.	242,546	4,396,098
Genesis Energy Ltd.	253,631	327,245
Infratil Ltd.	217,240	1,414,806
Mainfreight Ltd.	69,119	2,932,327
Mercury NZ Ltd.	493,432	2,025,140
Meridian Energy Ltd.	999,122	4,149,698
Ryman Healthcare Ltd. *	274,254	613,346
		28,934,356

Norway 1.7%
Aker ASA, A Shares	19,234	1,144,712
Aker Solutions ASA	300,877	1,310,484
Austevoll Seafood ASA	253,166	2,061,190
Bakkafrost P	31,840	1,749,426
Bluenord ASA *	4,111	215,306
Borregaard ASA	79,826	1,462,501
BW LPG Ltd.	122,161	2,528,941
DNO ASA	2,016,220	2,242,474
Elkem ASA *	1,181,744	2,448,662
Europris ASA	208,181	1,384,695
Frontline PLC	22,836	654,100
Gjensidige Forsikring ASA	156,665	2,740,487
Golden Ocean Group Ltd.	44,855	642,186
Grieg Seafood ASA	100,777	696,218
Hafnia Ltd.	47,394	414,975
Hoegh Autoliners ASA	14,529	172,109
Kongsberg Gruppen ASA	34,961	3,001,209
Leroy Seafood Group ASA	545,922	2,392,345
MPC Container Ships ASA	229,355	491,621
Nordic Semiconductor ASA *	24,036	307,844
Norske Skog ASA (a)	92,021	375,040
Odfjell Drilling Ltd.	201,956	1,107,709
PGS ASA *	1,931,279	1,732,745
Protector Forsikring ASA	7,081	163,513
Salmar ASA	45,628	2,774,207
Scatec ASA *	22,471	186,482
Schibsted ASA, A Shares	52,292	1,513,754
Schibsted ASA, B Shares	62,611	1,690,844
SpareBank 1 Nord Norge	145,917	1,392,260
SpareBank 1 SMN	159,953	2,328,877
SpareBank 1 SR-Bank ASA	160,442	2,071,688
Stolt-Nielsen Ltd.	43,650	2,013,838
Storebrand ASA	384,971	4,157,073
TGS ASA	175,272	2,286,545
TOMRA Systems ASA	134,791	1,768,710
Var Energi ASA (a)	646,611	2,287,434
Wallenius Wilhelmsen ASA	161,109	1,713,640
		57,625,844

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Poland 1.3%
Alior Bank SA	125,394	3,046,784
Allegro.eu SA *	117,114	1,123,693
Asseco Poland SA	136,052	2,856,159
Bank Handlowy w Warszawie SA *	6,446	175,845
Bank Polska Kasa Opieki SA	138,172	5,615,321
Budimex SA	1,624	308,341
CCC SA *	60,837	2,062,926
CD Projekt SA	21,868	723,749
Cyfrowy Polsat SA *	923,337	2,930,428
Dino Polska SA *	12,410	1,235,957
Enea SA *	1,232,032	3,213,860
Eurocash SA	56,279	192,123
Grupa Azoty SA *	270,448	1,518,136
Grupa Kety SA	11,745	2,574,533
Jastrzebska Spolka Weglowa SA *	208,895	1,510,072
KRUK SA	9,097	1,053,653
LPP SA	544	2,395,977
mBank SA *	7,716	1,226,877
Orange Polska SA	1,666,977	3,471,987
Pepco Group NV *	134,517	830,609
Santander Bank Polska SA	19,792	2,535,709
Tauron Polska Energia SA *(a)	4,195,982	4,314,284
		44,917,023

Portugal 0.3%
Banco Comercial Portugues SA, Class R *	1,540,596	621,657
EDP Renovaveis SA	89,947	1,437,355
Navigator Co. SA *	436,672	1,902,841
NOS SGPS SA	535,841	1,928,365
REN - Redes Energeticas Nacionais SGPS SA	601,963	1,499,761
Sonae SGPS SA	3,167,494	3,259,821
		10,649,800

Republic of Korea 7.8%
Amorepacific Corp.	48,875	6,855,314
AMOREPACIFIC Group	98,586	2,723,567
Asia Paper Manufacturing Co. Ltd.	109,050	640,336
Asiana Airlines, Inc. *	182,075	1,434,718
BGF retail Co. Ltd.	16,331	1,374,137
BH Co. Ltd.	47,085	899,497
Binggrae Co. Ltd.	4,844	298,082
Celltrion, Inc.	31,656	4,028,592
Cheil Worldwide, Inc.	149,113	2,012,872
Chong Kun Dang Pharmaceutical Corp.	12,532	945,863
CJ ENM Co. Ltd. *	47,396	3,063,769
CJ Logistics Corp.	40,137	3,006,180
Com2uSCorp	22,214	644,977
Cosmax, Inc.	8,526	1,046,853
Daeduck Electronics Co. Ltd.	57,015	953,304
Daesang Corp.	111,926	1,899,723
Daesang Holdings Co. Ltd.	119,058	803,150
Daewoo Engineering & Construction Co. Ltd. *	882,742	2,330,304
Daou Data Corp.	25,917	216,201
Daou Technology, Inc.	120,089	1,709,548
DB HiTek Co. Ltd.	43,583	1,276,437
DGB Financial Group, Inc.	544,311	3,239,408
DL Holdings Co. Ltd.	40,931	1,637,772
Dongjin Semichem Co. Ltd.	25,331	767,495
Doosan Bobcat, Inc.	53,443	2,227,194
Doosan Co. Ltd.	31,565	4,696,392
E1 Corp.	6,843	354,864
Ecopro BM Co. Ltd. *	963	133,055
SECURITY	NUMBER OF SHARES	VALUE ($)
Ecopro Co. Ltd. *	2,563	174,748
F&F Co. Ltd.	6,408	310,091
Fila Holdings Corp.	105,024	2,988,657
Gradiant Corp.	77,137	835,133
Green Cross Corp.	8,434	698,696
Green Cross Holdings Corp.	66,741	672,447
GS Global Corp.	349,586	595,878
GS Retail Co. Ltd.	167,498	2,398,964
Handsome Co. Ltd.	71,706	928,597
Hanjin Transportation Co. Ltd.	26,656	370,995
Hanmi Pharm Co. Ltd.	3,304	676,526
Hanon Systems	322,323	1,166,327
Hansol Chemical Co. Ltd.	6,437	881,017
Hanwha Aerospace Co. Ltd.	26,414	3,910,924
Hanwha General Insurance Co. Ltd.	592,964	2,077,119
Hanwha Life Insurance Co. Ltd.	1,711,782	3,467,949
Hanwha Systems Co. Ltd.	11,960	150,736
Harim Holdings Co. Ltd.	323,532	1,451,110
HD Hyundai Construction Equipment Co. Ltd.	36,670	1,509,653
HD Hyundai Heavy Industries Co. Ltd. *	8,975	834,266
HD Hyundai Infracore Co. Ltd.	240,846	1,445,546
HD HYUNDAI MIPO *	22,771	1,187,437
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	65,312	6,151,230
HDC Hyundai Development Co-Engineering & Construction, Class E	273,351	3,464,888
Hite Jinro Co. Ltd.	62,534	907,828
HL Mando Co. Ltd.	112,618	3,530,115
Hotel Shilla Co. Ltd.	31,708	1,303,084
HYBE Co. Ltd.	1,112	160,630
Hyosung Advanced Materials Corp.	4,570	1,227,865
Hyosung Corp.	28,865	1,244,621
Hyosung Heavy Industries Corp.	10,333	3,298,679
Hyosung TNC Corp.	14,533	4,214,365
HYUNDAI Corp.	58,301	841,323
Hyundai Department Store Co. Ltd.	52,973	1,899,613
Hyundai Elevator Co. Ltd.	33,454	970,119
Hyundai Green Food	133,513	1,160,060
Hyundai Rotem Co. Ltd.	39,631	1,029,023
Hyundai Wia Corp.	77,209	3,100,517
Innocean Worldwide, Inc.	48,514	762,110
INTOPS Co. Ltd.	34,372	582,156
IS Dongseo Co. Ltd.	38,606	709,633
JB Financial Group Co. Ltd.	320,351	3,382,710
Kakao Corp.	79,588	2,489,011
Kangwon Land, Inc.	119,518	1,287,070
KCC Corp.	11,821	2,510,111
KCC Glass Corp.	35,682	1,041,171
KEPCO Plant Service & Engineering Co. Ltd.	46,680	1,252,510
KG Chemical Corp.	154,496	560,160
KG Dongbusteel	43,513	216,221
KISWIRE Ltd.	53,467	849,571
KIWOOM Securities Co. Ltd.	19,960	1,928,892
Kolmar Korea Co. Ltd.	19,056	884,981
Kolon Industries, Inc.	87,811	2,666,897
Korea Aerospace Industries Ltd.	32,937	1,232,268
Korea Electric Terminal Co. Ltd.	19,431	973,971
Korea Investment Holdings Co. Ltd.	81,888	3,856,197
Korea Line Corp. *	474,585	853,502
Korea Petrochemical Ind Co. Ltd.	16,920	1,851,417
Korean Reinsurance Co.	355,650	2,075,513
Krafton, Inc. *	13,789	2,489,798
Kukdo Chemical Co. Ltd.	21,375	549,601
Kumho Tire Co., Inc. *	202,499	1,047,194
Kwang Dong Pharmaceutical Co. Ltd.	143,460	682,822

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
L&F Co. Ltd. *	1,380	155,886
LG Energy Solution Ltd. *	8,043	1,922,815
LIG Nex1 Co. Ltd.	1,523	176,219
Lotte Chilsung Beverage Co. Ltd.	8,079	753,313
Lotte Corp.	77,137	1,456,887
LOTTE Fine Chemical Co. Ltd.	45,704	1,582,830
Lotte Rental Co. Ltd.	66,171	1,331,019
LS Corp.	55,573	6,827,465
LS Electric Co. Ltd.	29,318	4,520,886
LX Hausys Ltd.	48,660	1,467,303
LX International Corp.	167,508	3,792,839
LX Semicon Co. Ltd.	18,026	925,679
Mcnex Co. Ltd.	38,055	611,552
Meritz Financial Group, Inc.	112,261	6,235,146
Mirae Asset Securities Co. Ltd.	426,205	2,219,449
Namyang Dairy Products Co. Ltd.	359	128,349
NCSoft Corp.	20,648	2,837,972
Netmarble Corp. *	19,791	860,509
Nexen Tire Corp.	137,930	825,857
NH Investment & Securities Co. Ltd.	243,905	2,163,269
NHN Corp.	47,981	760,668
NongShim Co. Ltd.	6,024	1,999,226
OCI Holdings Co. Ltd.	24,307	1,701,165
Orion Corp.	25,273	1,673,854
Orion Holdings Corp.	83,252	895,926
Ottogi Corp.	772	253,700
Pan Ocean Co. Ltd.	509,981	1,585,691
Partron Co. Ltd.	169,440	938,648
Poongsan Corp.	80,092	3,580,726
POSCO Future M Co. Ltd.	2,882	521,426
Posco International Corp.	120,077	3,733,570
S-1 Corp.	46,880	2,153,456
Samchully Co. Ltd.	15,582	1,007,251
Samsung Biologics Co. Ltd. *	271	142,884
Samsung Card Co. Ltd.	73,121	2,138,890
Samsung E&A Co. Ltd. *	173,214	2,927,455
Samsung Heavy Industries Co. Ltd. *	405,054	2,679,784
Samsung Securities Co. Ltd.	96,011	2,503,338
SAMT Co. Ltd.	347,204	846,350
Samyang Corp.	21,281	771,591
SD Biosensor, Inc. *	100,477	728,604
SeAH Besteel Holdings Corp.	59,070	972,732
SeAH Steel Corp.	6,369	589,267
Sebang Global Battery Co. Ltd.	24,282	1,801,135
Seegene, Inc.	56,038	856,021
Seohee Construction Co. Ltd.	916,559	910,237
Seoul Semiconductor Co. Ltd.	111,858	786,088
Seoyon Co. Ltd.	17,064	112,770
Seoyon E-Hwa Co. Ltd.	48,919	590,399
SFA Engineering Corp.	54,682	1,099,920
Shinsegae, Inc.	26,820	3,161,333
SIMMTECH Co. Ltd.	29,859	725,691
SK Chemicals Co. Ltd.	25,344	971,988
SK Discovery Co. Ltd.	66,577	2,118,173
SK Gas Ltd.	12,405	1,599,287
SK Networks Co. Ltd.	870,754	3,175,983
SK Square Co. Ltd. *	18,835	1,055,647
SKC Co. Ltd. *	21,297	2,141,160
SL Corp.	34,942	922,415
SNT Motiv Co. Ltd.	21,529	712,165
Songwon Industrial Co. Ltd.	54,918	517,230
Soulbrain Co. Ltd.	5,747	1,367,691
Sungwoo Hitech Co. Ltd.	197,676	1,185,014
TKG Huchems Co. Ltd.	53,154	758,219
Unid Co. Ltd.	15,496	1,231,129
WONIK IPS Co. Ltd. *	41,808	1,068,942
Young Poong Corp.	2,692	700,925
Youngone Corp.	67,940	1,665,930
SECURITY	NUMBER OF SHARES	VALUE ($)
Youngone Holdings Co. Ltd.	21,191	1,334,625
Yuhan Corp.	33,609	1,670,073
		261,333,503

Singapore 1.3%
AEM Holdings Ltd. *	76,093	103,018
CapitaLand Ascendas REIT	1,536,253	2,966,354
CapitaLand Ascott Trust	1,272,025	842,245
CapitaLand China Trust	1,010,908	501,079
CapitaLand Integrated Commercial Trust	1,780,928	2,582,392
CapitaLand Investment Ltd.	1,243,606	2,447,283
City Developments Ltd.	453,645	1,882,776
ESR-LOGOS REIT	614,824	131,907
First Resources Ltd.	764,043	796,997
Frasers Logistics & Commercial Trust	1,001,009	733,150
Genting Singapore Ltd.	4,196,173	2,824,974
Geo Energy Resources Ltd.	791,904	187,474
Keppel DC REIT	119,716	159,421
Keppel Infrastructure Trust	4,582,753	1,542,615
Keppel Ltd.	1,248,396	6,206,422
Manulife U.S. Real Estate Investment Trust *	9,803,119	666,612
Mapletree Industrial Trust	728,890	1,186,327
Mapletree Logistics Trust	1,109,284	1,091,476
Mapletree Pan Asia Commercial Trust	762,906	688,574
Netlink NBN Trust	1,717,055	1,060,695
SATS Ltd. *	579,115	1,191,048
Seatrium Ltd. *	473,497	616,523
Sembcorp Industries Ltd.	649,631	2,446,269
Sheng Siong Group Ltd.	139,076	153,306
Singapore Exchange Ltd.	384,328	2,718,189
Singapore Technologies Engineering Ltd.	1,278,340	3,953,141
Suntec Real Estate Investment Trust	1,094,294	866,238
Thai Beverage PCL	2,590,316	948,588
UOL Group Ltd.	499,021	1,989,882
		43,484,975

Spain 1.2%
Abengoa SA, B Shares *(b)	192,522,094	209
Almirall SA	74,439	789,927
Applus Services SA	185,926	2,567,420
Atresmedia Corp. de Medios de Comunicacion SA	164,466	944,499
Bankinter SA	537,796	4,740,708
Cia de Distribucion Integral Logista Holdings SA	67,533	1,941,349
CIE Automotive SA	59,187	1,802,307
Construcciones y Auxiliar de Ferrocarriles SA	33,322	1,238,971
Corp. ACCIONA Energias Renovables SA	33,296	773,527
Ence Energia y Celulosa SA *	226,653	829,695
Faes Farma SA	330,703	1,366,037
Fluidra SA	86,972	2,109,271
Gestamp Automocion SA	516,674	1,615,395
Indra Sistemas SA	114,713	2,627,633
Inmobiliaria Colonial Socimi SA	204,498	1,380,858
Melia Hotels International SA *	122,454	1,053,518
Merlin Properties Socimi SA	353,292	4,226,541
Obrascon Huarte Lain SA *(a)	1,716,633	785,684
Prosegur Compania de Seguridad SA	671,492	1,296,111
Sacyr SA	678,324	2,540,539
Unicaja Banco SA	1,076,249	1,573,802
Vidrala SA	16,842	2,047,771
Viscofan SA	38,894	2,537,621
		40,789,393

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 4.4%
AAK AB	139,398	3,902,062
AddLife AB, B Shares	79,049	859,849
AddTech AB, B Shares	62,223	1,467,244
AFRY AB	180,343	3,261,442
Alleima AB	100,700	685,555
Ambea AB	195,526	1,354,359
Arjo AB, B Shares	332,539	1,464,573
Avanza Bank Holding AB	37,221	969,702
Axfood AB	110,375	2,924,877
Beijer Alma AB	38,949	801,778
Beijer Ref AB	99,155	1,604,155
Betsson AB, Class B	153,261	1,754,519
BHG Group AB *	99,792	166,048
Bilia AB, A Shares	237,381	3,349,498
Billerud Aktiebolag	474,526	4,742,011
Bonava AB, B Shares *	1,902,434	1,776,319
Bravida Holding AB	308,981	2,434,020
Castellum AB *	232,246	2,882,869
Clas Ohlson AB, B Shares	84,422	1,227,335
Cloetta AB, B Shares	514,657	949,335
Coor Service Management Holding AB	262,336	1,225,725
Corem Property Group AB, B Shares	162,429	148,264
Dometic Group AB	473,362	3,344,122
Dustin Group AB *	774,260	1,068,940
Electrolux Professional AB, B Shares	172,086	1,133,910
Elekta AB, B Shares	342,122	2,802,439
Embracer Group AB *(a)	229,933	572,362
EQT AB	62,846	1,900,223
Evolution AB	23,387	2,508,323
Fabege AB	144,710	1,229,399
Fastighets AB Balder, B Shares *	261,745	1,758,539
Getinge AB, B Shares	217,533	3,867,823
Granges AB	196,436	2,525,211
Hexpol AB	275,977	3,364,037
Holmen AB, B Shares	91,148	3,808,089
Husqvarna AB, B Shares	609,097	5,021,176
Industrivarden AB, A Shares	77,338	2,742,847
Industrivarden AB, C Shares	94,479	3,306,747
Indutrade AB	121,887	3,133,747
Instalco AB	176,757	671,587
Intrum AB (a)	531,026	1,762,648
Investment AB Latour, B Shares	46,189	1,281,954
Inwido AB	93,345	1,299,367
JM AB	206,045	3,969,185
Kinnevik AB, B Shares *	318,539	3,678,409
KNOW IT AB	10,765	188,335
L E Lundbergforetagen AB, B Shares	52,796	2,675,643
Lagercrantz Group AB, B Shares	59,708	1,015,079
Lifco AB, B Shares	66,324	1,751,874
Lindab International AB	88,053	2,007,674
Loomis AB	126,065	3,495,280
Munters Group AB	10,526	228,191
Mycronic AB	36,592	1,437,627
NCAB Group AB	33,639	257,637
NCC AB, B Shares	285,258	3,723,988
New Wave Group AB, B Shares	98,306	1,098,292
Nibe Industrier AB, B Shares	501,143	2,543,549
Nolato AB, B Shares	243,891	1,441,242
Nordnet AB publ	10,269	203,872
Nyfosa AB	20,997	213,021
Pandox AB	68,076	1,227,248
Peab AB, B Shares	841,295	5,463,474
Ratos AB, B Shares	594,800	2,248,626
Resurs Holding AB	535,187	866,603
Saab AB, B Shares	233,544	5,626,978
Sagax AB, B Shares	29,122	765,902
SECURITY	NUMBER OF SHARES	VALUE ($)
Samhallsbyggnadsbolaget i Norden AB *(a)	2,571,459	1,252,820
Samhallsbyggnadsbolaget i Norden AB, D Shares *(a)	174,093	122,080
Scandic Hotels Group AB *(a)	217,571	1,290,879
Sinch AB *	378,079	828,976
Stillfront Group AB *	180,977	203,567
Storskogen Group AB, B Shares	2,291,900	1,720,254
Sweco AB, B Shares	185,622	2,594,458
Swedish Orphan Biovitrum AB *	93,815	2,519,050
Thule Group AB	86,123	2,587,653
Wihlborgs Fastigheter AB	160,648	1,522,896
		149,825,391

Switzerland 2.5%
Accelleron Industries AG	42,091	1,698,290
Allreal Holding AG	12,156	2,061,595
ALSO Holding AG	6,236	1,811,042
Aryzta AG *	609,829	1,219,455
Autoneum Holding AG	6,687	1,086,642
Avolta AG	89,059	3,609,153
Banque Cantonale Vaudoise	13,789	1,452,801
Belimo Holding AG	3,435	1,596,895
BKW AG	10,854	1,708,439
Bucher Industries AG	7,835	3,230,749
Burckhardt Compression Holding AG	1,317	880,287
Cembra Money Bank AG	27,545	2,231,934
Clariant AG	292,691	4,671,895
Comet Holding AG	2,662	984,068
Daetwyler Holding AG	4,723	972,713
dormakaba Holding AG	3,747	2,018,558
Emmi AG	1,773	1,768,775
EMS-Chemie Holding AG	3,751	3,093,437
Flughafen Zurich AG	10,166	2,162,451
Forbo Holding AG	1,240	1,511,944
Helvetia Holding AG	30,719	4,123,561
Huber & Suhner AG	20,961	1,772,792
Implenia AG	24,840	949,931
Inficon Holding AG	771	1,223,823
Interroll Holding AG	292	896,569
Kardex Holding AG	2,972	820,294
Komax Holding AG	2,878	519,996
Landis & Gyr Group AG	23,252	1,974,287
Mobilezone Holding AG	9,184	145,576
Mobimo Holding AG	4,430	1,261,996
OC Oerlikon Corp. AG	519,034	2,879,527
PSP Swiss Property AG	15,258	1,916,235
Schweiter Technologies AG	2,386	1,183,545
SFS Group AG	16,555	2,238,774
Siegfried Holding AG	1,400	1,395,112
SIG Group AG	168,627	3,500,952
Softwareone Holding AG	87,822	1,674,376
St. Galler Kantonalbank AG	1,563	751,917
Stadler Rail AG (a)	41,153	1,256,737
Straumann Holding AG	17,395	2,255,961
Sulzer AG	15,655	2,130,947
Tecan Group AG	4,194	1,484,857
Temenos AG	29,230	1,879,222
u-blox Holding AG	6,605	700,658
Valiant Holding AG	11,912	1,360,013
VAT Group AG	5,566	3,002,179
Vontobel Holding AG	24,966	1,491,623
Zehnder Group AG	14,579	982,545
		85,545,128

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 9.9%
4imprint Group PLC	14,782	1,221,446
Airtel Africa PLC	2,254,537	3,499,109
Ashmore Group PLC	550,574	1,366,931
ASOS PLC *(a)	450,622	2,142,314
Assura PLC	1,343,689	703,132
Auto Trader Group PLC	259,397	2,695,615
Babcock International Group PLC	216,565	1,559,255
Bank of Georgia Group PLC	23,534	1,111,645
Beazley PLC	336,191	2,953,463
Big Yellow Group PLC	68,778	1,092,850
Bodycote PLC	282,468	2,711,671
Breedon Group PLC	101,324	497,317
British Land Co. PLC	812,685	4,529,960
Britvic PLC	242,155	2,976,748
C&C Group PLC	850,320	1,838,300
Capita PLC *(a)	4,000,894	726,395
Capricorn Energy PLC	82,314	199,941
Card Factory PLC	869,152	1,081,152
Carnival PLC *	98,679	1,356,891
Centamin PLC	2,814,438	4,274,925
Chemring Group PLC	253,302	1,244,865
Clarkson PLC	19,737	1,034,064
Close Brothers Group PLC	372,563	2,271,173
Coats Group PLC	1,948,821	2,126,421
Computacenter PLC (a)	93,178	3,338,365
Conduit Holdings Ltd.	31,433	212,108
ConvaTec Group PLC	1,088,043	3,443,845
Cranswick PLC	84,947	4,807,466
Crest Nicholson Holdings PLC	838,745	2,526,627
Deliveroo PLC *	593,060	1,033,709
Derwent London PLC	64,821	1,921,300
Diploma PLC	42,311	2,204,374
DiscoverIE Group PLC	85,457	792,092
Diversified Energy Co. PLC	41,549	621,577
Domino's Pizza Group PLC	199,036	843,864
Dr Martens PLC	885,240	985,074
Drax Group PLC	685,524	4,525,513
Dunelm Group PLC	96,896	1,358,281
easyJet PLC	405,779	2,376,533
Elementis PLC	795,480	1,521,232
Endeavour Mining PLC	125,790	2,749,874
EnQuest PLC *	9,318,957	1,912,620
Essentra PLC	877,258	1,842,925
Evoke PLC *	662,727	759,405
FDM Group Holdings PLC	119,895	687,689
Ferrexpo PLC *(a)	3,371,323	1,783,478
Forterra PLC	502,694	1,070,130
Frasers Group PLC *	146,508	1,644,296
Fresnillo PLC	289,685	2,284,882
Future PLC	78,274	1,056,379
Games Workshop Group PLC	14,411	1,832,055
Genuit Group PLC	294,719	1,690,438
Genus PLC	39,609	908,751
Georgia Capital PLC *	18,011	217,850
Grainger PLC	401,597	1,278,283
Greencore Group PLC *	1,481,698	3,308,915
Greggs PLC	76,052	2,846,783
Gulf Keystone Petroleum Ltd. *	480,240	876,195
Halfords Group PLC	883,382	1,727,572
Halma PLC	153,076	4,338,391
Hammerson PLC	2,789,697	991,674
Hargreaves Lansdown PLC	269,783	3,625,511
Hikma Pharmaceuticals PLC	181,512	4,460,248
Hill & Smith PLC	67,149	1,744,079
Hilton Food Group PLC	170,550	1,941,269
Hiscox Ltd.	159,202	2,314,787
Hochschild Mining PLC *	1,024,169	2,433,210
SECURITY	NUMBER OF SHARES	VALUE ($)
Howden Joinery Group PLC	465,249	5,375,619
Hunting PLC	403,754	2,146,198
Ibstock PLC	648,613	1,321,302
IMI PLC	224,557	5,303,553
Intermediate Capital Group PLC	183,640	5,401,018
International Consolidated Airlines Group SA *	1,352,468	2,951,442
International Workplace Group PLC	1,801,923	4,189,222
Investec PLC	479,844	3,167,709
J D Wetherspoon PLC *	99,706	972,403
JD Sports Fashion PLC	2,259,394	3,667,740
Jupiter Fund Management PLC	1,801,049	1,919,320
Just Group PLC	2,098,970	2,768,614
Keller Group PLC	264,064	4,337,059
Kenmare Resources PLC	82,035	376,009
Kier Group PLC	1,338,371	2,498,083
Lancashire Holdings Ltd.	115,397	930,025
Land Securities Group PLC	558,507	4,639,867
Liontrust Asset Management PLC	19,390	202,683
LondonMetric Property PLC	338,689	880,548
Marshalls PLC	339,251	1,364,912
Mears Group PLC	56,857	285,218
Mitchells & Butlers PLC *	467,363	1,832,742
Mitie Group PLC	1,528,793	2,359,107
Mobico Group PLC	3,053,689	2,091,720
MONY Group PLC	483,505	1,385,096
Morgan Advanced Materials PLC	498,983	1,963,092
Morgan Sindall Group PLC	97,467	3,127,192
Ninety One PLC	325,013	704,298
Ocado Group PLC *	234,474	1,115,316
OSB Group PLC	486,843	2,876,095
Oxford Instruments PLC	27,377	871,409
Pagegroup PLC	551,420	3,212,661
Paragon Banking Group PLC	236,328	2,300,324
PayPoint PLC	23,734	165,897
Pennon Group PLC	452,928	3,586,872
Petrofac Ltd. *(a)(b)	2,108,600	360,282
Pets at Home Group PLC	661,986	2,496,492
Pinewood Technologies Group PLC	38,737	175,086
Playtech PLC *	410,320	2,497,163
Plus500 Ltd.	182,098	5,184,100
Premier Foods PLC	868,229	1,892,494
Primary Health Properties PLC	629,207	747,031
PZ Cussons PLC	118,915	167,148
QinetiQ Group PLC	574,197	3,269,333
Quilter PLC	2,151,376	3,226,696
Rathbones Group PLC	42,154	927,425
Reach PLC	1,140,535	1,173,320
Redrow PLC	610,557	5,534,808
Renewi PLC *	145,930	1,226,267
Renishaw PLC	21,006	1,069,793
RHI Magnesita NV	36,996	1,606,222
Rightmove PLC	241,787	1,641,419
Rolls-Royce Holdings PLC *	1,456,528	8,408,078
Rotork PLC	656,502	2,828,543
Safestore Holdings PLC	97,116	1,112,832
Savills PLC	221,897	3,220,718
Schroders PLC	772,958	3,855,820
Segro PLC	315,253	3,657,374
Senior PLC	153,024	311,338
Serco Group PLC	1,961,856	4,446,144
Sirius Real Estate Ltd.	803,565	997,521
Softcat PLC	61,304	1,295,667
Spirax-Sarco Engineering PLC	32,094	3,640,809
Spire Healthcare Group PLC	358,986	1,156,364
Spirent Communications PLC	775,447	1,812,680
SSP Group PLC	739,830	1,566,465
SThree PLC	314,442	1,745,514
Synthomer PLC *	671,634	2,479,859

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TBC Bank Group PLC	37,048	1,202,822
Telecom Plus PLC	67,812	1,624,885
THG PLC *	1,301,781	1,145,282
TI Fluid Systems PLC	1,313,717	2,284,804
TP ICAP Group PLC	1,621,821	4,522,134
Tritax Big Box REIT PLC	627,596	1,262,507
TUI AG *	477,559	3,271,189
Tullow Oil PLC *(a)	2,909,035	1,449,660
Tyman PLC	428,515	1,985,929
UNITE Group PLC	86,296	1,023,458
Vanquis Banking Group PLC	725,210	501,372
Vesuvius PLC	473,934	2,947,670
Victrex PLC	104,914	1,720,464
Virgin Money U.K. PLC	1,045,203	2,831,840
Vistry Group PLC *	356,072	5,839,156
Watches of Switzerland Group PLC *	180,862	943,200
Weir Group PLC	192,167	5,196,725
WH Smith PLC	67,764	992,186
Wickes Group PLC	792,746	1,406,997
Workspace Group PLC	119,244	812,244
Zigup PLC	689,690	3,828,572
		334,869,498
Total Common Stocks (Cost $3,018,424,528)		3,342,769,502

PREFERRED STOCKS 0.1% OF NET ASSETS

Germany 0.0%
Sartorius AG	4,398	1,153,034

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	41,120	1,232,060
Total Preferred Stocks (Cost $1,881,405)		2,385,094

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
Almirall SA
expires 06/06/24, strike EUR 0.18 *	74,439	25,051
Viscofan SA
expires 06/11/24, strike EUR 1.60 *	38,894	67,980
		93,031
Total Rights (Cost $82,301)		93,031

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	9,734	22,212
Total Warrants (Cost $0)		22,212

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)	1,867,952	1,867,952
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)(d)	63,740,866	63,740,866
		65,608,818
Total Short-Term Investments (Cost $65,608,818)		65,608,818

Total Investments in Securities (Cost $3,085,997,052)		3,410,878,657

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/21/24	237	28,086,870	531,111

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $60,264,079.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,702,321,025	$—	$—	$1,702,321,025
Hong Kong	84,546,121	—	0 *	84,546,121
Japan	1,179,541,946	—	701,519	1,180,243,465
Luxembourg	—	—	0 *	0
Spain	40,789,184	—	209	40,789,393
United Kingdom	334,509,216	—	360,282	334,869,498
Preferred Stocks[1]	2,385,094	—	—	2,385,094
Rights[1]	93,031	—	—	93,031
Warrants
Italy	—	—	22,212	22,212
Short-Term Investments[1]	65,608,818	—	—	65,608,818
Futures Contracts[2]	531,111	—	—	531,111
Total	$3,410,325,546	$—	$1,084,222	$3,411,409,768

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.3% OF NET ASSETS

Brazil 6.6%
Ambev SA	5,375,987	11,824,236
B3 SA - Brasil Bolsa Balcao	3,304,991	6,728,389
Banco Bradesco SA	2,754,842	6,001,492
Banco do Brasil SA	3,676,922	18,972,787
Banco Santander Brasil SA	1,022,394	5,398,068
Centrais Eletricas Brasileiras SA	1,563,728	10,350,771
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	489,261	6,875,542
Cia Energetica de Minas Gerais	560,227	1,287,621
Cia Paranaense de Energia - Copel	232,804	360,555
Cia Siderurgica Nacional SA	2,166,087	5,390,644
Equatorial Energia SA	895,838	4,982,133
Itau Unibanco Holding SA	658,037	3,374,164
JBS SA	8,040,838	44,121,839
Klabin SA	1,137,263	4,396,850
Natura & Co. Holding SA	1,831,705	5,175,342
Petroleo Brasileiro SA	11,261,767	87,208,333
Suzano SA	856,704	7,938,104
Telefonica Brasil SA	1,063,132	8,758,548
Ultrapar Participacoes SA	2,703,265	11,917,130
Vale SA	9,377,396	112,760,339
Vibra Energia SA	5,733,413	23,497,192
		387,320,079

Chile 0.6%
Banco de Chile	49,130,961	5,828,934
Cencosud SA	4,718,898	8,854,418
Empresas CMPC SA	3,298,023	6,896,219
Empresas Copec SA	1,662,877	13,790,943
		35,370,514

China 34.6%
Agile Group Holdings Ltd. *(a)	58,205,908	4,389,614
Agricultural Bank of China Ltd., A Shares	14,697,900	8,877,852
Agricultural Bank of China Ltd., H Shares	78,115,867	32,650,832
Alibaba Group Holding Ltd.	12,906,032	123,561,108
Aluminum Corp. of China Ltd., A Shares	2,303,700	2,595,959
Aluminum Corp. of China Ltd., H Shares	10,661,650	7,958,743
Anhui Conch Cement Co. Ltd., A Shares	1,176,700	3,887,281
Anhui Conch Cement Co. Ltd., H Shares	5,776,225	14,279,329
ANTA Sports Products Ltd.	604,050	6,427,830
BAIC Motor Corp. Ltd., H Shares	36,679,303	10,408,336
Baidu, Inc., A Shares *	1,888,466	22,569,816
Bank of China Ltd., A Shares	7,312,800	4,467,399
Bank of China Ltd., H Shares	204,359,297	96,650,335
Bank of Communications Co. Ltd., A Shares	7,322,200	7,102,623
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Communications Co. Ltd., H Shares	21,440,899	16,142,304
Beijing Enterprises Holdings Ltd.	1,564,718	5,500,169
BYD Co. Ltd., A Shares	40,100	1,263,589
BYD Co. Ltd., H Shares	259,420	7,281,872
China CITIC Bank Corp. Ltd., A Shares	2,114,600	2,097,740
China CITIC Bank Corp. Ltd., H Shares	29,607,247	18,051,930
China Coal Energy Co. Ltd., A Shares	2,908,997	5,315,320
China Coal Energy Co. Ltd., H Shares	4,996,000	6,290,221
China Communications Services Corp. Ltd., H Shares	13,897,926	6,697,282
China Construction Bank Corp., A Shares	2,016,300	1,953,061
China Construction Bank Corp., H Shares	305,849,213	216,583,003
China Everbright Bank Co. Ltd., A Shares	11,101,800	4,949,103
China Everbright Bank Co. Ltd., H Shares (a)	11,423,120	3,664,930
China Everbright Environment Group Ltd.	17,206,458	8,005,715
China Gas Holdings Ltd.	9,071,991	8,569,476
China Hongqiao Group Ltd.	9,178,834	15,135,071
China Jinmao Holdings Group Ltd.	54,746,699	4,828,523
China Life Insurance Co. Ltd., H Shares	5,318,329	7,532,206
China Mengniu Dairy Co. Ltd.	3,624,025	6,652,010
China Merchants Bank Co. Ltd., A Shares	2,224,100	10,490,186
China Merchants Bank Co. Ltd., H Shares	6,510,341	28,959,444
China Minsheng Banking Corp. Ltd., A Shares	11,230,900	6,041,981
China Minsheng Banking Corp. Ltd., H Shares	30,350,799	11,483,363
China National Building Material Co. Ltd., H Shares	57,732,809	23,097,994
China Overseas Land & Investment Ltd.	13,807,553	26,014,857
China Pacific Insurance Group Co. Ltd., A Shares	678,100	2,685,175
China Pacific Insurance Group Co. Ltd., H Shares *	4,458,449	11,625,756
China Petroleum & Chemical Corp., A Shares	12,429,700	11,030,836
China Petroleum & Chemical Corp., H Shares	147,859,030	93,742,551
China Railway Group Ltd., A Shares	5,333,500	4,828,656
China Railway Group Ltd., H Shares	15,830,325	8,498,580
China Resources Building Materials Technology Holdings Ltd.	21,072,075	3,770,879
China Resources Gas Group Ltd.	1,683,524	5,842,469
China Resources Land Ltd.	6,096,247	22,130,342
China Resources Power Holdings Co. Ltd.	4,250,325	12,033,809
China Shenhua Energy Co. Ltd., A Shares	961,300	5,598,804

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Shenhua Energy Co. Ltd., H Shares	6,153,151	29,848,093
China State Construction Engineering Corp. Ltd., A Shares	12,355,000	9,570,601
China Taiping Insurance Holdings Co. Ltd.	6,315,337	6,821,195
China Tower Corp. Ltd., H Shares	105,888,386	12,452,123
China United Network Communications Ltd., A Shares	7,700,900	4,842,234
China Vanke Co. Ltd., A Shares	3,295,800	3,741,131
China Vanke Co. Ltd., H Shares (a)	11,416,837	7,836,594
China Yongda Automobiles Services Holdings Ltd.	13,583,500	3,368,377
CITIC Ltd.	20,795,052	20,998,793
COSCO SHIPPING Holdings Co. Ltd., A Shares	2,610,000	5,401,028
COSCO SHIPPING Holdings Co. Ltd., H Shares	8,057,853	13,451,470
Country Garden Holdings Co. Ltd. *(a)(b)	188,696,728	7,959,496
CRRC Corp. Ltd., A Shares	3,560,000	3,414,058
CRRC Corp. Ltd., H Shares	8,077,104	4,831,798
CSPC Pharmaceutical Group Ltd.	8,858,095	7,506,908
Dongfeng Motor Group Co. Ltd., H Shares (a)	15,047,626	4,866,265
ENN Energy Holdings Ltd.	1,248,820	11,445,275
Fosun International Ltd.	12,381,131	6,931,730
GCL Technology Holdings Ltd.	35,810,564	6,682,997
Geely Automobile Holdings Ltd.	12,086,675	14,630,665
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	57,265,642	6,953,845
Haier Smart Home Co. Ltd., A Shares	575,300	2,338,261
Haier Smart Home Co. Ltd., H Shares	2,937,896	10,627,475
Hengan International Group Co. Ltd.	1,632,660	5,676,386
Huaneng Power International, Inc., A Shares *	992,100	1,223,071
Huaneng Power International, Inc., H Shares *	9,183,225	6,080,401
Industrial & Commercial Bank of China Ltd., A Shares	13,398,600	10,010,305
Industrial & Commercial Bank of China Ltd., H Shares	213,951,036	120,877,064
Industrial Bank Co. Ltd., A Shares	3,539,300	8,711,958
JD.com, Inc., A Shares	4,448,791	64,769,861
Jiangxi Copper Co. Ltd., A Shares	875,500	3,070,535
Jiangxi Copper Co. Ltd., H Shares	6,840,320	14,758,972
Kingboard Holdings Ltd. (a)	4,601,292	11,163,060
Kunlun Energy Co. Ltd.	15,390,765	15,974,360
Kweichow Moutai Co. Ltd., A Shares	23,600	5,352,736
Li Ning Co. Ltd.	1,417,500	3,687,183
Longfor Group Holdings Ltd.	8,490,175	13,348,393
Lufax Holding Ltd., ADR (a)	1,429,548	6,404,375
Meituan, B Shares *	946,762	12,718,936
NetEase, Inc.	901,090	15,848,707
Nine Dragons Paper Holdings Ltd. *	10,181,218	5,309,665
People's Insurance Co. Group of China Ltd., A Shares	920,100	670,964
People's Insurance Co. Group of China Ltd., H Shares	13,793,931	4,795,835
PetroChina Co. Ltd., A Shares	5,919,700	8,258,967
PetroChina Co. Ltd., H Shares	71,192,388	72,526,901
PICC Property & Casualty Co. Ltd., H Shares	15,381,148	19,975,134
Ping An Bank Co. Ltd., A Shares	3,352,700	5,125,035
Ping An Insurance Group Co. of China Ltd., A Shares	1,658,300	9,827,115
Ping An Insurance Group Co. of China Ltd., H Shares	15,080,659	76,238,448
SECURITY	NUMBER OF SHARES	VALUE ($)
Postal Savings Bank of China Co. Ltd., A Shares	2,490,700	1,723,763
Postal Savings Bank of China Co. Ltd., H Shares	19,913,599	11,225,239
Seazen Group Ltd. *(a)	43,128,936	7,938,500
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	1,493,400	3,731,471
Shanghai Pudong Development Bank Co. Ltd., A Shares	8,090,500	9,283,879
Shenzhou International Group Holdings Ltd.	622,701	6,224,344
Sino Biopharmaceutical Ltd.	11,346,000	4,118,778
Sinopharm Group Co. Ltd., H Shares	5,673,686	15,374,762
Sunny Optical Technology Group Co. Ltd.	727,702	3,995,066
Tencent Holdings Ltd.	3,179,687	146,235,485
Tingyi Cayman Islands Holding Corp.	4,355,707	5,317,032
Vipshop Holdings Ltd., ADR	734,246	11,799,333
Weichai Power Co. Ltd., A Shares	925,600	2,026,197
Weichai Power Co. Ltd., H Shares	4,112,733	7,349,282
Xiaomi Corp., B Shares *	15,340,144	34,275,051
Yankuang Energy Group Co. Ltd., A Shares	315,150	1,092,279
Yankuang Energy Group Co. Ltd., H Shares	4,710,381	11,752,847
Yum China Holdings, Inc.	348,083	12,048,659
Zhongsheng Group Holdings Ltd.	2,832,953	5,120,307
Zijin Mining Group Co. Ltd., A Shares	1,044,300	2,501,567
Zijin Mining Group Co. Ltd., H Shares	4,356,120	9,209,638
		2,021,484,522

Colombia 0.2%
Ecopetrol SA	15,836,237	9,654,010

Czech Republic 0.1%
CEZ AS	178,351	7,433,137

Greece 0.4%
Alpha Services & Holdings SA *	5,818,469	9,796,934
Eurobank Ergasias Services & Holdings SA, A Shares *	3,198,782	6,986,863
National Bank of Greece SA *	604,622	5,237,891
		22,021,688

Hungary 0.4%
MOL Hungarian Oil & Gas PLC	1,719,886	13,355,293
OTP Bank Nyrt	256,226	12,344,395
		25,699,688

India 12.4%
Axis Bank Ltd.	1,026,001	14,284,763
Bharat Petroleum Corp. Ltd.	3,874,048	29,137,306
Bharti Airtel Ltd.	1,125,868	18,515,780
Bharti Airtel Ltd. - Partly Paid Shares	49,821	588,956
Coal India Ltd.	2,860,579	16,833,537
GAIL India Ltd.	6,116,492	14,970,416
Grasim Industries Ltd.	454,006	12,598,247
HCL Technologies Ltd.	694,416	11,015,484
HDFC Bank Ltd.	437,019	8,018,527
Hero MotoCorp Ltd.	182,477	11,191,988
Hindalco Industries Ltd.	2,968,122	24,512,331
Hindustan Petroleum Corp. Ltd.	4,010,920	25,820,481
Hindustan Unilever Ltd.	292,961	8,174,321
ICICI Bank Ltd.	541,714	7,275,421

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Indian Oil Corp. Ltd.	17,944,883	34,913,207
Infosys Ltd.	2,609,080	43,975,796
ITC Ltd.	1,637,069	8,363,695
JSW Steel Ltd.	1,106,538	11,673,026
Larsen & Toubro Ltd.	372,612	16,379,594
Mahindra & Mahindra Ltd.	687,067	20,629,398
Maruti Suzuki India Ltd.	85,528	12,704,821
NTPC Ltd.	6,071,184	26,111,446
Oil & Natural Gas Corp. Ltd.	12,931,575	40,953,764
Petronet LNG Ltd.	2,016,485	7,183,333
Power Finance Corp. Ltd.	2,877,411	16,975,678
Power Grid Corp. of India Ltd.	3,919,488	14,556,405
Rajesh Exports Ltd. *	2,766,925	9,828,453
REC Ltd.	1,815,831	11,698,197
Reliance Industries Ltd.	2,245,741	76,968,008
State Bank of India	1,331,383	13,244,247
Steel Authority of India Ltd.	5,364,693	10,186,787
Sun Pharmaceutical Industries Ltd.	425,427	7,440,147
Tata Consultancy Services Ltd.	627,652	27,603,266
Tata Motors Ltd.	1,856,045	20,523,588
Tata Motors Ltd., A Shares, DVR	386,940	2,866,892
Tata Steel Ltd.	19,035,300	38,129,322
Tech Mahindra Ltd.	586,068	8,625,188
UltraTech Cement Ltd.	51,450	6,111,715
UPL Ltd.	861,863	5,253,496
Vedanta Ltd.	4,170,051	22,481,069
Wipro Ltd.	1,294,705	6,796,828
		725,114,924

Indonesia 1.2%
Adaro Energy Indonesia Tbk. PT	34,872,900	5,944,488
Astra International Tbk. PT	39,883,742	10,529,308
Bank Central Asia Tbk. PT	16,668,990	9,488,502
Bank Mandiri Persero Tbk. PT	31,483,972	11,431,104
Bank Rakyat Indonesia Persero Tbk. PT	43,163,182	11,527,890
Telkom Indonesia Persero Tbk. PT	75,547,846	13,482,385
United Tractors Tbk. PT	4,514,764	6,133,133
		68,536,810

Kuwait 0.5%
Kuwait Finance House KSCP	3,392,402	8,067,938
Mobile Telecommunications Co. KSCP	4,806,052	7,014,534
National Bank of Kuwait SAKP	5,255,111	14,672,195
		29,754,667

Malaysia 1.7%
Axiata Group Bhd.	13,321,272	7,924,275
CIMB Group Holdings Bhd.	8,790,324	12,773,702
Genting Bhd.	6,173,600	6,243,114
Malayan Banking Bhd.	9,472,158	19,982,691
Petronas Chemicals Group Bhd.	4,254,100	6,064,375
Public Bank Bhd.	12,165,400	10,596,588
Sime Darby Bhd.	12,897,300	7,617,271
Tenaga Nasional Bhd.	9,429,900	26,124,048
		97,326,064

Mexico 3.2%
Alfa SAB de CV, A Shares	15,402,078	10,657,315
America Movil SAB de CV, Series B	45,213,220	41,677,768
Cemex SAB de CV, Series CPO *	26,574,965	19,899,862
Fomento Economico Mexicano SAB de CV	1,870,428	21,337,149
Grupo Bimbo SAB de CV, Series A	1,870,315	7,007,032
Grupo Financiero Banorte SAB de CV, O Shares	2,501,603	23,671,603
SECURITY	NUMBER OF SHARES	VALUE ($)
Grupo Mexico SAB de CV, Series B	4,261,201	26,206,630
Grupo Televisa SAB, Series CPO	15,271,608	9,949,134
Ollamani SAB *	663,180	1,727,414
Orbia Advance Corp. SAB de CV	3,676,898	5,963,761
Wal-Mart de Mexico SAB de CV	4,524,717	16,925,071
		185,022,739

Qatar 0.6%
Ooredoo QPSC	2,088,749	5,406,883
Qatar Fuel QSC	2,164,253	7,994,837
Qatar Islamic Bank SAQ	1,203,944	5,687,404
Qatar National Bank QPSC	4,407,590	16,342,341
		35,431,465

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co.-Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
GMK Norilskiy Nickel PAO *(b)(c)	54,400	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema AFK PAO *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.1%
Al Rajhi Bank	653,838	13,266,076
Riyad Bank	891,014	5,796,449
SABIC Agri-Nutrients Co.	113,551	3,209,109
Saudi Arabian Mining Co. *	371,007	4,569,953
Saudi Arabian Oil Co.	2,186,151	16,903,079
Saudi Awwal Bank	512,357	5,231,896
Saudi Basic Industries Corp.	1,554,820	31,505,138
Saudi Electricity Co.	1,977,067	8,813,438
Saudi National Bank	1,443,532	13,027,851
Saudi Telecom Co.	2,081,987	19,983,345
		122,306,334

South Africa 4.1%
Absa Group Ltd.	1,804,707	14,298,667
Anglo American Platinum Ltd. (a)	168,660	5,469,412
Anglogold Ashanti PLC	585,909	13,923,021
Bid Corp. Ltd.	431,665	9,534,116
Bidvest Group Ltd.	497,077	6,484,772
Exxaro Resources Ltd.	692,248	6,670,804
FirstRand Ltd.	6,514,865	22,491,899
Gold Fields Ltd.	884,230	13,745,661
Impala Platinum Holdings Ltd. (a)	2,721,082	13,904,942
MTN Group Ltd.	5,284,710	23,033,504
Naspers Ltd., N Shares	73,562	14,567,171
Nedbank Group Ltd.	913,802	11,089,390
Old Mutual Ltd.	10,461,975	5,906,828
Sanlam Ltd.	2,419,279	9,102,734
Sappi Ltd.	2,986,535	8,492,847
Sasol Ltd.	1,383,867	9,121,652
Shoprite Holdings Ltd.	735,698	9,756,815
Sibanye Stillwater Ltd. (a)	14,328,979	17,968,779

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Standard Bank Group Ltd.	2,188,534	20,828,125
Vodacom Group Ltd. (a)	1,360,726	6,681,669
		243,072,808

Taiwan 21.4%
Acer, Inc.	6,153,470	10,048,730
ASE Technology Holding Co. Ltd.	6,278,000	30,426,807
Asia Cement Corp.	4,714,000	6,046,388
Asustek Computer, Inc.	1,742,100	27,588,359
AUO Corp.	32,682,496	17,958,524
Catcher Technology Co. Ltd.	1,669,000	11,566,664
Cathay Financial Holding Co. Ltd.	11,664,994	20,237,472
Chailease Holding Co. Ltd.	1,051,534	4,934,036
China Development Financial Holding Corp. *	19,108,000	8,317,059
China Steel Corp.	25,317,088	18,561,488
Chunghwa Telecom Co. Ltd.	4,106,764	16,227,258
Compal Electronics, Inc.	17,719,000	20,265,758
CTBC Financial Holding Co. Ltd.	18,172,809	19,859,154
Delta Electronics, Inc.	1,510,696	15,156,393
E.Sun Financial Holding Co. Ltd.	8,439,724	7,451,260
Evergreen Marine Corp. Taiwan Ltd.	3,860,000	25,082,731
Far Eastern New Century Corp.	9,571,061	9,986,475
First Financial Holding Co. Ltd.	7,688,776	6,527,176
Formosa Chemicals & Fibre Corp.	8,360,882	13,653,475
Formosa Petrochemical Corp.	2,919,704	6,074,830
Formosa Plastics Corp.	5,923,476	11,940,575
Fubon Financial Holding Co. Ltd.	10,080,406	22,840,705
Hon Hai Precision Industry Co. Ltd.	44,988,928	238,874,348
Innolux Corp.	41,913,732	18,049,533
Inventec Corp.	6,847,646	11,309,164
Largan Precision Co. Ltd.	112,200	7,879,700
Lite-On Technology Corp., ADR	2,527,229	8,386,649
MediaTek, Inc.	1,152,046	43,920,998
Mega Financial Holding Co. Ltd.	7,693,348	9,274,101
Micro-Star International Co. Ltd.	1,144,000	6,762,857
Nan Ya Plastics Corp.	10,144,588	16,660,248
Novatek Microelectronics Corp.	645,000	11,807,279
Pegatron Corp.	9,087,234	29,735,346
Pou Chen Corp.	10,495,000	12,133,042
Powertech Technology, Inc.	1,868,000	10,264,370
President Chain Store Corp.	630,000	5,250,972
Quanta Computer, Inc.	3,074,058	26,001,478
Realtek Semiconductor Corp.	376,000	6,302,649
Shin Kong Financial Holding Co. Ltd. *	19,633,000	5,727,352
Synnex Technology International Corp.	4,069,178	10,601,921
Taiwan Cement Corp.	9,702,760	9,884,271
Taiwan Cooperative Financial Holding Co. Ltd.	6,474,357	5,106,496
Taiwan Mobile Co. Ltd.	1,865,530	6,075,613
Taiwan Semiconductor Manufacturing Co. Ltd.	11,105,352	281,456,257
Unimicron Technology Corp.	819,000	4,614,049
Uni-President Enterprises Corp.	7,371,796	18,205,337
United Microelectronics Corp.	14,651,931	24,876,712
Walsin Lihwa Corp.	5,865,925	6,690,928
Wan Hai Lines Ltd.	2,863,000	7,043,931
Wistron Corp.	5,034,934	17,407,934
WPG Holdings Ltd.	5,745,880	15,289,710
Yageo Corp.	452,635	9,249,996
Yang Ming Marine Transport Corp.	7,693,000	16,979,981
Yuanta Financial Holding Co. Ltd.	11,318,938	11,058,973
Zhen Ding Technology Holding Ltd.	1,750,000	6,590,727
		1,250,224,239

SECURITY	NUMBER OF SHARES	VALUE ($)
Thailand 2.4%
Advanced Info Service PCL NVDR	1,256,500	6,933,120
Bangkok Dusit Medical Services PCL NVDR	6,167,600	4,526,371
Banpu PCL NVDR	26,756,000	3,927,219
Charoen Pokphand Foods PCL NVDR *	19,141,600	11,862,693
CP ALL PCL NVDR	5,207,800	8,139,399
Kasikornbank PCL NVDR	3,497,200	12,452,656
Krung Thai Bank PCL NVDR	11,505,400	5,378,986
PTT Exploration & Production PCL NVDR	2,024,800	8,475,651
PTT Global Chemical PCL NVDR	9,075,900	8,572,643
PTT PCL NVDR	52,649,700	46,868,107
SCB X PCL NVDR	3,205,100	9,234,591
Siam Cement PCL NVDR	1,834,800	11,769,851
Thai Oil PCL NVDR	4,087,487	5,749,591
		143,890,878

Turkey 1.8%
Akbank TAS	9,156,437	18,876,174
BIM Birlesik Magazalar AS	683,278	10,182,585
Eregli Demir ve Celik Fabrikalari TAS	5,844,574	8,699,019
Haci Omer Sabanci Holding AS	2,974,070	9,021,217
KOC Holding AS	1,491,039	11,026,817
Turk Hava Yollari AO *	828,945	7,791,647
Turkcell Iletisim Hizmetleri AS	3,663,822	11,329,561
Turkiye Is Bankasi AS, Class C	20,963,717	10,485,357
Turkiye Petrol Rafinerileri AS	1,497,050	8,212,819
Yapi ve Kredi Bankasi AS	8,238,787	8,267,116
		103,892,312

United Arab Emirates 1.0%
Abu Dhabi Commercial Bank PJSC	3,104,679	6,593,021
Dubai Islamic Bank PJSC	3,512,943	5,279,385
Emaar Properties PJSC	6,895,737	14,380,786
Emirates NBD Bank PJSC	383,203	1,622,305
Emirates Telecommunications Group Co. PJSC	3,778,297	16,561,327
First Abu Dhabi Bank PJSC	4,142,927	13,083,936
		57,520,760
Total Common Stocks (Cost $4,640,967,926)		5,571,077,638

PREFERRED STOCKS 4.1% OF NET ASSETS

Brazil 3.8%
Banco Bradesco SA	9,569,352	23,068,332
Centrais Eletricas Brasileiras SA, B Shares	303,444	2,259,152
Cia Energetica de Minas Gerais	3,218,407	6,092,858
Cia Paranaense de Energia - Copel, B Shares	3,517,089	6,076,119
Gerdau SA	4,156,458	14,321,842
Itau Unibanco Holding SA	6,723,717	39,696,136
Metalurgica Gerdau SA	4,596,401	9,366,221
Petroleo Brasileiro SA	16,657,614	122,938,982
		223,819,642

Chile 0.1%
Sociedad Quimica y Minera de Chile SA, B Shares	105,491	4,937,549

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Colombia 0.2%
Bancolombia SA	1,069,015	9,410,813

Russia 0.0%
Surgutneftegas PJSC *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	11,600	0
		0
Total Preferred Stocks (Cost $178,961,070)		238,168,004

SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)	36,712,521	36,712,521
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	55,516,633	55,516,633
		92,229,154
Total Short-Term Investments (Cost $92,229,154)		92,229,154

Total Investments in Securities (Cost $4,912,158,150)		5,901,474,796

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/21/24	609	32,170,425	(286,323)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $48,697,321.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,549,593,116	$—	$—	$3,549,593,116
China	2,013,525,026	—	7,959,496	2,021,484,522
Russia	—	—	0 *	0
Preferred Stocks[1]	238,168,004	—	—	238,168,004
Russia	—	—	0 *	0
Short-Term Investments[1]	92,229,154	—	—	92,229,154
Liabilities
Futures Contracts[2]	(286,323)	—	—	(286,323)
Total	$5,893,228,977	$—	$7,959,496	$5,901,188,473

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of May 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG89447MAY24